As filed with the Securities and Exchange Commission on April 29, 2004

Registration No. 333-76230

811-10617

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C 20549

RETIREMENT INCOME BUILDER BAI

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  5

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  6

Separate Account VA K

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8468

Frank A. Camp, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

Approximate Date of Proposed Public Offering:

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1st 2004 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a) (1) of Rule 485

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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RETIREMENT INCOME BUILDER – BAI

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA K

by

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2004

This flexible premium deferred annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), and various underlying fund portfolios. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Retirement Income Builder – BAI Variable Annuity you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2004. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the underlying funds:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES FUND, INC. - INITIAL CLASS

Managed by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation - Conservative Portfolio

Asset Allocation - Growth Portfolio

Asset Allocation - Moderate Portfolio

Asset Allocation - Moderate Growth Portfolio

Subadvised by Banc One Investment Advisors Corporation

AEGON Bond

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities.

Clarion Real Estate Securities

Subadvised by Federated Investment Counseling

Federated Growth & Income

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Mid Cap Value

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon	All Cap

Subadvised by Third Avenue Management LLC.

Third Avenue Value

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. Premier Equity Fund

ALLIANCEBERSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Premier Growth Portfolio

AllianceBernstein Technology Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

Managed by Franklin Advisers, Inc.

Franklin Small Cap Fund

Managed by Franklin Advisory Services, LLC

Franklin Small Cap Value Securities Fund

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund

JANUS ASPEN SERIES - SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen - Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

NATIONS SEPARATE ACCOUNT TRUST

Managed by Banc of America Capital Management, LLC

Nations Asset Allocation Portfolio

Nations MidCap Growth Portfolio

Nations Small Company Portfolio

Nations Value Portfolio

Managed by Banc of America Capital Management, LLC and MacKay Shields LLC as Subadvisor

Nations High Yield Bond Portfolio

Managed by Banc of America Capital Management, LLC and Marsico Capital Management, LLC as Subadvisor

Nations Marsico Focused Equities Portfolio

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Nations Marsico 21st Century Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES

Managed by OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST - CLASS IB SHARES

Managed by Putnam Investment Management, LLC

Putnam VT Growth and Income Fund

Putnam VT Research Fund

VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Growth Opportunities Portfolio

Fidelity - VIP Mid Cap Portfolio

Fidelity - VIP Value Strategies Portfolio

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity - VIP Index 500 Portfolio

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GLOSSARY OF TERMS

Accumulation Unit— An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value— The policy value increased or decreased by any excess interest adjustment.

Annuitant— The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date— The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month following the month after the annuitant attains age 98. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option— A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Cumulative Free Percentage— For the first policy year, the cumulative free percentage is 10% of your policy value. For subsequent policy years, the cumulative free percentage is 10% of your policy value plus any unused cumulative free percentage from prior years up to a maximum of 20%. The cumulative free percentage is determined at the time of surrender. This is only available during the accumulation phase.

Excess Interest Adjustment— A positive or negative adjustment to amounts surrendered (both partial or full surrenders) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account— One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options— The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner— The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information given to us to issue a policy.

Policy Date— The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value— On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to surrender charge); plus

•	interest credited to the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees and other charges, if any.

Separate Account— Separate Account VA K, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount— A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

You (Your)— The owner of the contract.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers the subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value depends on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can generally allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

Asset Allocation-Conservative Portfolio-Initial Class

Asset Allocation-Growth Portfolio-Initial Class

Asset Allocation-Moderate Portfolio-Initial Class

Asset	Allocation-Moderate Growth Portfolio - Initial Class

AEGON Bond - Initial Class

Capital Guardian Global - Initial Class

Capital Guardian U.S. Equity - Initial Class

Capital Guardian Value - Initial Class

Clarion Real Estate Securities - Initial Class

Federated Growth & Income - Initial Class

J.P. Morgan Mid Cap Value - Initial Class

Janus Growth - Initial Class

Jennison Growth - Initial Class

MFS High Yield - Initial Class

PIMCO Total Return - Initial Class

Salomon All Cap - Initial Class

Third Avenue Value - Initial Class

T. Rowe Price Equity Income - Initial Class

T. Rowe Price Small Cap - Initial Class

Transamerica Convertible Securities - Initial Class

Transamerica Equity - Initial Class

Transamerica Growth Opportunities - Initial Class

Transamerica Money Market - Initial Class

Van Kampen Emerging Growth - Initial Class

AIM V.I. Capital Appreciation Fund - Series II

AIM V.I. Core Equity Fund - Series II

AIM V.I. Premier Equity Fund - Series II

AllianceBernstein Premier Growth Portfolio - Class B

AllianceBernstein Technology Portfolio - Class B

Franklin Small Cap Fund - Class 2

Franklin Small Cap Value Securities Fund - Class 2

Mutual Shares Securities Fund - Class 2

Templeton Foreign Securities Fund - Class 2

Janus Aspen-Worldwide Growth Portfolio - Service Shares

MFS Emerging Growth Series - Service Class

MFS Research Series - Service Class

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MFS Total Return Series - Service Class

MFS Utilities Series - Service Class

Nations Asset Allocation Portfolio

Nations MidCap Growth Portfolio

Nations Small Company Portfolio

Nations Value Portfolio

Nations High Yield Bond Portfolio

Nations Marsico Focused Equities Portfolio

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Nations Marsico 21st Century Portfolio

Oppenheimer Capital Appreciation Fund/VA

– Service Shares

Oppenheimer Main Street Fund/VA

– Service Shares

Oppenheimer Strategic Bond Fund/VA

– Service Shares

Putnam VT Growth and Income Fund

– Class IB Shares

Putnam VT Research Fund - Class IB Shares

Fidelity - VIP Equity-Income Portfolio – Service Class 2

Fidelity - VIP Growth Portfolio - Service Class 2

Fidelity - VIP Growth Opportunities Portfolio - Service Class 2

Fidelity-VIP Mid Cap Portfolio - Service Class 2

Fidelity-VIP Value Strategies Portfolio – Service Class 2

Fidelity- VIP Index 500 Portfolio - Service Class 2

Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See Appendix D for older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6% of premium payments surrendered within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders and partial surrenders from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of 1.30% per year from the assets in each subaccount for the Return of Premium Death Benefit. An additional 0.20% fee will be charged if you elect the Annual Step-Up Death Benefit.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

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Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee when you annuitize, there is a fee currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Liquidity Rider, there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first three years.

If you elect the Beneficiary Earnings Enhancement, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual fee equal to 0.55% of the policy value.

The value of the net assets of the variable subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to the cumulative free percentage free of surrender charges. Surrenders in excess of the cumulative free percentage may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may also take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If the sole owner and annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy, you generally may choose one of the following guaranteed minimum death benefits:

•	Return of Premium; or

•	Annual Step-Up.

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

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9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•	You can elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider”. There is an extra charge for this rider.

•	You can elect an optional rider that reduces the mortality and expense risk fee. You can only elect this rider at the time you purchase your policy. This feature is called the “Value Rider”. The surrender charge is higher and lasts longer if you elect this rider.

•	You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Beneficiary Earnings Enhancement” (“BEE”) and “Beneficiary Earnings Enhancement – Extra II” (“BEE-Extra II”). There is an extra charge for these riders.

•	Under certain medically related circumstances, you may surrender all or a part of the policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option”.

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver”.

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as “Dollar Cost Averaging”.

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing”.

These features may not be available for all policies, may vary for certain policies, and may not be suitable for your particular situation.

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11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the policy value premiums paid and accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive at our administrative and service office written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate. Usually the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the Value Rider, the Initial Payment Guarantee, the Liquidity Rider, the Beneficiary Earnings Enhancement, and the Beneficiary Earnings Enhancement – Extra II make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix D for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2003) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information, please contact us at our Administrative and Service Office:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, IA 52406-3183

Overnight Address:

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site. You should protect your

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PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)
Base Policy	6%
Optional Value Rider	8%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 -$30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(6)	0.20%
Liquidity Rider(7)	0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.00%
Annual Optional Rider Fees:
Beneficiary Earnings Enhancement(8)	0.25%
Beneficiary Earnings Enhancement – Extra II(9)	0.55%

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2003 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(10):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.12%	2.06%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of separate account expenses and optional rider fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(11)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1018	$1927	$2309	$4605
If the policy is annuitized at the end of the applicable time period Or if you do not surrender your policy.	$474	$1433	$2309	$4605

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5 Expenses.

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(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made.

If you select Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account’s policy value as a percentage of the policy’s total policy value. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the “Return of Premium Death Benefit”.

(6)	The fee for the Annual Step-Up Death Benefit (0.20%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.35%.

(7)	The fee for the Liquidity Rider fee is in addition to the mortality and expense risk fee (0.50%). This fee is only charged for the first three policy years.

(8)	The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(9)	The annual Beneficiary Earnings Enhancement—Extra II fee is 0.55% of the policy value and is deducted only during the accumulation phase.

(10)	The fee table information relating to the underlying fund portfolios is for the year 2003 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(11)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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1.	THE ANNUITY POLICY

This prospectus describes the Retirement Income Builder – BAI Variable Annuity (formerly Retirement Income Builder III Variable Annuity) policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix D.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more, until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives at the administrative and service office all information needed to issue the policy;

•	Transamerica receives at the administrative and service office a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 85 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is generally no minimum initial

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premium payment for policies issued under 403(b) policies of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issues ages 0-75 require prior approval by Transamerica. For issue ages over 75, cumulative premium payments above $500,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate your premium payment to the Dollar Cost Averaging Program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions at our administrative and service office or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payments.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

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3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are generally available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below.

AEGON/TRANSAMERICA SERIES FUND, INC. - INITIAL CLASS

Managed by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation - Conservative Portfolio

Asset Allocation - Growth Portfolio

Asset Allocation - Moderate Portfolio

Asset Allocation - Moderate Growth Portfolio

Subadvised by Banc One Investment Advisors Corp.

AEGON Bond

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities(1)

Clarion Real Estate Securities

Subadvised by Federated Investment Counseling

Federated Growth & Income

Subadvised by J.P. Morgan Investment Management Inc.(2)

J.P. Morgan Mid Cap Value(3)

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Third Avenue Management LLC

Third Avenue Value

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Subadvised by Transamerica Investment Management, LLC

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. Premier Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Premier Growth Portfolio

AllianceBernstein Technology Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Managed by Franklin Advisers, Inc.

Franklin Small Cap Fund

Managed by Franklin Advisory Services, LLC

Franklin Small Cap Value Securities Fund

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen - Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

NATIONS SEPARATE ACCOUNT TRUST

Managed by Banc of America Capital Management, LLC

Nations Asset Allocation Portfolio

Nations MidCap Growth Portfolio

Nations Small Company Portfolio

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Nations Value Portfolio

Managed by Banc of America Capital Management, LLC and MacKay Shields LLC as Subadvisor(4)

Nations High Yield Bond Portfolio

Managed by Banc of America Capital Management, LLC and Marsico Capital Management, LLC as Subadvisor(5)

Nations Marsico Focused Equities Portfolio

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Nations Marsico 21st Century Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES

Managed by OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST - CLASS IB SHARES

Managed by Putnam Investment Management, LLC

Putnam VT Growth and Income Fund

Putnam VT Research Fund

VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Growth Opportunities Portfolio

Fidelity - VIP Mid Cap Portfolio

Fidelity - VIP Value Strategies Portfolio

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser(6)

Fidelity - VIP Index 500 Portfolio

(1)	Formerly known as Clarion CRA Securities, L.P.

(2)	Formerly subadvised by The Dreyfus Corporation.

(3)	Formerly known as Dreyfus Mid Cap.

(4)	Also subadvised by MacKay Shields LLC

(5)	Also subadvised by Marsico Capital Management, LLC

(6)	Geode Capital Management, LLC now serves as subadviser for the fund.

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC. – INITIAL CLASS

Subadvised by Transamerica Investment Management, LLC(1)

Transamerica Small/Mid Cap Value(2)

(1)	Formerly subadvised by The Dreyfus Corporation.

(2)	Formerly known as Dreyfus Small Cap Value.

Effective September 30, 2002, the following subaccount no longer accepts new investments from current or prospective investors. Shares of the subaccount may only be purchased through reinvestment of distributions. If any such owner surrenders all of his or her money from this subaccount after September 30, 2002, that owner may not reinvest in this subaccount.

NATIONS SEPARATE ACCOUNT TRUST

Managed by Banc of America Capital Management, LLC and Brandes Investment Partners, LLC as Subadviser

Nations International Value Portfolio

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios, and may be based on the amount of assets that Transamerica or the separate account

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invests in the underlying fund portfolios. Currently these revenues are up to 0.75% of assets each year.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued. If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous

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transfers during the current policy year. If it is a positive adjustment, we do not limit the amount you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Disruptive Trading and Market Timing

Statement of Policy. This policy was not designed for the use of programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at unit values that do not reflect an accurate value for the underlying fund portfolio’s investments (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as impeding a portfolio manager’s ability to sustain an investment objective, causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case, or causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

Do not invest with us if you intend to conduct market timing or other disruptive trading.

Detection. We have developed policies and procedures with respect to market timing and other transfers and do not grant exceptions thereto. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners. As described below, restrictions may take various forms, and may include permanent loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be

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“expedited” transfers. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, if an underlying fund portfolio would reject or has rejected our purchase order, or because of a history of large or frequent transfers. We may impose other restrictions on transfers, such as requiring written transfer requests with an original signature conveyed only via U.S. Mail for all transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer. For all of these purposes, we may aggregate two or more policies that we believe are connected.

In addition to our internal policies and procedures, we will administer your policy to comply with state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time we are unable to purchase or redeem shares of any of the underlying fund portfolios.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for any optional riders. The deduction of any applicable premium taxes, surrender charges or any optional rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

All types of performance data may not reflect all of the fees and charges that may be deducted (such as fees for optional benefits) and performance figures would be lower if these charges were included.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

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5.	EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may deduct a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the cumulative free percentage free of surrender charges. You might have to pay a surrender charge, which is a contingent deferred sales charge, on surrenders in excess of the cumulative free percentage.

The following schedule shows the surrender charges that apply to the base policy during the five years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	6%
1 – 2	6%
2 – 3	6%
3 – 4	4%
4 – 5	2%
5 or more	0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your cumulative free percentage ($21,200), you would pay a surrender charge of $528 on the remaining $8,800 (6% of $30,000 – $21,200).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($100,000 – ($80,000 x 20%))].

After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You generally can choose to receive the full amount of a requested partial surrender by directing us to deduct any surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you withdraw money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. See Section 10, Liquidity Rider.

Life with Emergency CashSM Surrender Charge. If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
4 or more	0%

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Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no cumulative free amount.

Value Rider Surrender Charge. The following schedule shows the surrender charges that apply during the seven years following each premium payment if you elect the Value Rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0-1	8%
1-2	8%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	2%
more than 7	0%

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an annuity payment option.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge. This fee is assessed daily based on the net asset value of each subaccount.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%, and for the Annual Step-Up Death Benefit the daily mortality and expense risk fee is 0.20% higher, at an annual rate of 1.35%. During the income phase, the daily mortality and expense risk fee for these benefits is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

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Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Liquidity Rider

If you elect the Liquidity Rider, there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first three policy years.

Beneficiary Earnings Enhancement

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Beneficiary Earnings Enhancement - Extra II

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual rider fee during the accumulation phase of 0.55%. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. The minimum and maximum fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may take out up to the cumulative free percentage free of surrender charges each policy year. Remember that any surrender you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

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Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial (unless you elect a Life with Emergency CashSM payment option).

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered from a guaranteed period option in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care or Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed the cumulative interest credited at the time of payment.

Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies..

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7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 98. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under a payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) that you select. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes may only occur annually under the Initial Payment Guarantee. A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar

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amount of payments we make to you equals the amount applied to this option.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.)

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant. (For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.)

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available for all policies.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the

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payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note distribution requirements apply to the policy value upon the death of any owner. Generally, the new owner (unless it is the deceased owner’s spouse) must surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•	cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

•	guaranteed minimum death benefit (discussed below), plus premium payments, less gross partial

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surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. For other policies, see Appendix D.

At the time you purchase your policy, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other options when you purchase your policy. The charges are lower for this option.

B.	Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit (an extra 0.20% annually).

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

Minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your policy.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

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There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. The policy may contain death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

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You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The Internal Revenue Code limits surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59½;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies.

Surrenders—Nonqualified Policies

If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Pledges and assignments are taxed in the same manner as partial withdrawals. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

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In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and fixed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

We have the right to modify the policy to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise

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diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive up to 10% (annually) of your policy value.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Appendix C for more information.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. You pay whatever the fee is when you annuitize.

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Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	6%
1 – 2	6%
2 – 3	6%
more than 3	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if you select this rider. The rider fee is only charged for the first three policy years.

Accumulation Unit Values. After the end of the first three policy years, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the third policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Other. You cannot elect the Value Rider if you elect this rider.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

Value Rider

You may only elect the Value Rider at the time you buy your policy. If you elect the Value Rider, the mortality and expense risk fee is reduced by 0.25% (in other words 25 basis points).

Rider Fee. There is no specific charge for the Value Rider but the surrender charge is higher and lasts longer if you elect the rider. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to compensate for the reduction in the mortality and expense risk fee.

Surrender Charge. You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free percentage is not cumulative and is determined at the time of the surrender. If you request a surrender in excess of this free percentage, you will have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. See Section 5, Expenses for the surrender schedule.

Please note that if you elect this rider, your “free percentage” is not cumulative, unlike the base policy which has a cumulative free percentage. The non-cumulative nature of the free percentage under the rider may increase the amount of surrender charge you pay for a full or partial surrender.

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Other. You cannot elect the Liquidity Rider if you elect this rider.

Termination. The rider is irrevocable.

The Value Rider may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement

The optional “Beneficiary Earnings Enhancement” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement is only available for issue ages through age 80.

Beneficiary Earnings Enhancement Amount. The Beneficiary Earnings Enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Beneficiary Earnings Enhancement is equal to:

•	the Beneficiary Earnings Enhancement factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date of death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Beneficiary Earnings Enhancement if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Beneficiary Earnings Enhancement after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Beneficiary Earnings Enhancement is added to your policy.

The Beneficiary Earnings Enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Beneficiary Earnings Enhancement will be considered.

Please see the SAI for an example which illustrates the Beneficiary Earnings Enhancement payable, as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Beneficiary Earnings Enhancement, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Beneficiary Earnings Enhancement would not pay any benefits (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

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•	the policy is annuitized or surrendered, or

•	the Beneficiary Earnings Enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

The Beneficiary Earnings Enhancement may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement - Extra II

The optional “Beneficiary Earnings Enhancement – Extra II” pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement – Extra II is only available for issue ages through age 75.

Beneficiary Earnings Enhancement – Extra II Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the Beneficiary Earnings Enhancement—Extra II if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Beneficiary Earnings Enhancement – Extra II, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement – Extra II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

34

Once terminated, the Beneficiary Earnings Enhancement - Extra II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider.

The Beneficiary Earnings Enhancement - Extra II may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits. You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

35

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other weather emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required instructions and the minimum required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	We do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	We do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	Any amount in a fixed source will be transferred to the money market investment option; and

•	Any amount in a variable source will remain in that variable investment option; and

•	New instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	We receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program:

THEN:

•	We will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	We receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

36

THEN:

•	We will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	You discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	We will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy anytime during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia, and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

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The Separate Account

Transamerica established a separate account, called Separate Account VA K, under the laws of the State of Iowa on July 10, 2001. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains, and losses (whether or not realized) from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such an exchange by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We

38

will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

We have entered into a distribution agreement with our affiliate, AFSG Securities Corporation (“AFSG”), for the distribution and sales of the policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws, and that sell the policies through written agreements with AFSG. We pay commissions to AFSG for sales of the policies by the selling firms. We also may pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

Commissions of up to 5.50% of premium payments plus an annual continuing fee based on policy values will be paid to the selling firms. These commissions are not deducted from premium payments.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We and/or AFSG may pay selling firms additional amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them and their representatives. We and/or AFSG may make payments to selling firms based on aggregate sales of our variable insurance contracts (including the policies) or persistency standards.

The selling firms may pass on to their sales representatives a portion of the payments made to the selling firms in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a policy.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

•	the surrender charge;

•	the mortality and expense risk fee;

•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and

•	investment earnings on amounts allocated to the fixed account.

Other incentives or payments, like commissions, are not charged to the policy owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to promote sound market practices. Companies must undergo a rigorous

39

self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of AFSG Securities Corporation to perform under its principal underwriting agreement, or on the ability of Transamerica to meet its obligations under the policy.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy—General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Beneficiary Earnings Enhancement Rider – Additional Information

Beneficiary Earnings Enhancement - Extra II Rider - Additional Information

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Auditors

Other Information

Financial Statements

Appendix A

Condensed Financial Information

40

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2003. Should the total separate account expenses applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Total Separate Account Annual Expenses: 2.00%

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Asset Allocation - Conservative Portfolio - Initial Class(1) 2003 2002	$ $	0.893465 1.000000	$ $	1.076670 0.893465	1,099,957.737 127,973.849
Asset Allocation - Growth Portfolio - Initial Class(1) 2003 2002	$ $	0.802225 1.000000	$ $	1.028744 0.802225	30,576.885 100.000
Asset Allocation - Moderate Portfolio - Initial Class(1) 2003 2002	$ $	0.865078 1.000000	$ $	1.059046 0.865078	1,810,386.551 530,746.479
Asset Allocation - Moderate Growth Portfolio – Initial Class(1) 2003 2002	$ $	0.836600 1.000000	$ $	1.043050 0.836600	2,138,692.122 962,428.276
AEGON Bond - Initial Class(1) 2003 2002	$ $	1.063913 1.000000	$ $	1.087736 1.063913	378,068.068 264,247.081
Capital Guardian Global - Initial Class(1) 2003 2002	$ $	1.006802 1.000000	$ $	1.358262 1.006802	236,074.493 29,792.817
Capital Guardian U.S. Equity - Initial Class(1) 2003 2002	$ $	1.025215 1.000000	$ $	1.371997 1.025215	77,839.172 33,559.724
Capital Guardian Value - Initial Class(1) 2003 2002	$ $	0.989544 1.000000	$ $	1.305638 0.989544	357,225.862 228,337.892
Clarion Real Estate Securities - Initial Class(2) 2003		$1.000000		$1.265251	0.000
Federated Growth & Income - Initial Class(1) 2003 2002	$ $	0.925497 1.000000	$ $	1.150942 0.925497	158,196.416 101,149.115
J.P. Morgan Mid Cap Value - Initial Class(1)a 2003 2002	$ $	0.798370 1.000000	$ $	1.028652 0.798370	294,998.734 120,795.371

41

Total Separate Account Annual Expenses: 2.00%

(continued)

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Janus Growth – Initial Class (1) 2003 2002	$ $	0.792176 1.000000	$ $	1.025625 0.792176	21,872.205 194.402
Jennison Growth - Initial Class(1) 2003 2002	$ $	0.749982 1.000000	$ $	0.946858 0.749982	0.000 100.000
MFS High Yield - Initial Class(1) 2003 2002	$ $	0.985166 1.000000	$ $	1.137199 0.985166	711.676 100.000
PIMCO Total Return - Initial Class(1) 2003 2002	$ $	1.048045 1.000000	$ $	1.077880 1.048045	1,933,595.652 1,112,857.284
Salomon All Cap – Initial Class(2) 2003		$1.000000		$1.274643	0.000
Third Avenue Value - Initial Class(1) 2003 2002	$ $	0.810528 1.000000	$ $	1.090750 0.810528	193,909.956 149,488.819
T. Rowe Price Equity Income - Initial Class(1) 2003 2002	$ $	0.837245 1.000000	$ $	1.030895 0.837245	689,336.643 255,288.886
T. Rowe Price Small Cap - Initial Class(1) 2003 2002	$ $	0.740575 1.000000	$ $	1.019424 0.740575	381,281.208 142,500.728
Transamerica Convertible Securities – Initial Class(2) 2003		$1.000000		$1.152367	0.000
Transamerica Equity -Initial Class(1) 2003 2002	$ $	0.839042 1.000000	$ $	1.079452 0.839042	155,113.498 65,403.478
Transamerica Growth Opportunities – Initial Class(2) 2003		$1.000000		$1.250499	6,962.339
Transamerica Money Market - Initial Class(1) 2003 2002	$ $	0.995877 1.000000	$ $	0.984096 0.995877	233,186.103 147,200.809
Transamerica Small/Mid Cap Value - Initial Class(1)(b) 2003 2002	$ $	0.621914 1.000000	$ $	1.163563 0.621914	27,678.575 28,168.065
Van Kampen Emerging Growth - Initial Class(1) 2003 2002	$ $	0.720625 1.000000	$ $	0.905415 0.720625	46,594.849 27,537.132
PAM Transamerica U.S. Government Securities – Service Class(3) 2003		$1.000000		$1.009640	0.000
AIM V.I. Capital Appreciation Fund – Series II(1) 2003 2002	$ $	0.790416 1.000000	$ $	1.001083 0.790416	43,078.526 21,572.491
AIM V.I. Core Equity Fund – Series II(1) 2003 2002	$ $	0.842258 1.000000	$ $	1.025198 0.842258	77,787.471 60,147.853
AIM V.I. Premier Equity Fund – Series II(1) 2003 2002	$ $	0.766898 1.000000	$ $	0.938553 0.766898	3,464.179 100.000
AllianceBernstein Premier Growth Portfolio – Class B(1) 2003 2002	$ $	0.779803 1.000000	$ $	0.943168 0.779803	4,437.003 6,167.743
AllianceBernstein Technology Portfolio – Class B(1) 2003 2002	$ $	0.675001 1.000000	$ $	0.951577 0.675001	188,196.656 4,486.579

42

Total Separate Account Annual Expenses: 2.00%

(continued)

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Franklin Small Cap Fund – Class 2(1) 2003 2002	$ $	0.757678 1.000000	$ $	1.019507 0.757678	216,192.664 144,047.307
Franklin Small Cap Value Securities Fund – Class 2(2) 2003		$1.000000		$1.316223	10,228.534
Mutual Shares Securities Fund – Class 2(1) 2003 2002	$ $	0.841486 1.000000	$ $	1.032470 0.841486	308,814.273 228,045.479
Templeton Foreign Securities Fund – Class 2(1) 2003 2002	$ $	0.781677 1.000000	$ $	1.013228 0.781677	305,309.315 186,196.681
Janus Aspen – Worldwide Growth Portfolio – Service Shares(1) 2003 2002	$ $	0.777523 1.000000	$ $	0.942814 0.777523	30,642.421 3,352.854
MFS Emerging Growth Series – Service Class(1) 2003 2002	$ $	0.744027 1.000000	$ $	0.947794 0.744027	848.837 100.000
MFS Research Series – Service Class(1) 2003 2002	$ $	0.782166 1.000000	$ $	0.953695 0.782166	37,983.679 31,597.045
MFS Total Return Series – Service Class(1) 2003 2002	$ $	0.914431 1.000000	$ $	1.040000 0.914431	1,929,180.665 525,356.273
MFS Utilities Series – Service Class(1) 2003 2002	$ $	0.833731 1.000000	$ $	1.108163 0.833731	56,384.153 8,658.601
Nations Asset Allocation Portfolio(2) 2003		$1.000000		$1.133046	0.000
Nations High Yield Bond Portfolio(1) 2003 2002	$ $	0.956633 1.000000	$ $	1.230540 0.956633	542,977.925 264,017.507
Nations International Value Portfolio(1) 2003 2002	$ $	0.788193 1.000000	$ $	1.169016 0.788193	64,692.987 70,198.086
Nations Marsico Focused Equities Portfolio(1) 2003 2002	$ $	0.788205 1.000000	$ $	1.002896 0.788205	522,345.246 585,968.413
Nations Marsico Growth Portfolio(1) 2003 2002	$ $	0.783344 1.000000	$ $	1.028561 0.783344	1,633,428.587 186,296.019
Nations Marsico International Opportunities Portfolio(1) 2003 2002	$ $	0.853816 1.000000	$ $	1.174023 0.853816	199,083.028 52,708.694
Nations Marsico 21st Century Portfolio(1) 2003 2002	$ $	0.865560 1.000000	$ $	1.263270 0.865560	333,765.584 19,645.406
Nations MidCap Growth Portfolio(1) 2003 2002	$ $	0.731895 1.000000	$ $	0.914662 0.731895	347,289.776 161,850.068
Nations Small Company Portfolio(2) 2003		$1.000000		$1.328237	0.000
Nations Value Portfolio(2) 2003		$1.000000		$1.249393	33,673.360
Oppenheimer Capital Appreciation Fund/VA – Service Shares(1) 2003 2002	$ $	0.782202 1.000000	$ $	1.002224 0.782202	14,453.116 12,234.040

43

Total Separate Account Annual Expenses: 2.00%

(continued)

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Oppenheimer Main Street Fund/VA – Service Shares(1) 2003 2002	$ $	0.801854 1.000000	$ $	0.993984 0.801854	57,055.705 42,873.612
Oppenheimer Strategic Bond Fund/VA – Service Shares(1) 2003 2002	$ $	1.024132 1.000000	$ $	1.176351 1.024132	59,708.356 36,911.806
Putnam VT Growth and Income Fund – Class IB Shares(1) 2003 2002	$ $	0.811748 1.000000	$ $	1.013755 0.811748	18,931.778 7,151.233
Putnam VT Research Fund – Class IB Shares(1) 2003 2002	$ $	0.809918 1.000000	$ $	0.995133 0.809918	0.000 100.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(1) 2003 2002	$ $	0.815553 1.000000	$ $	1.039687 0.815553	302,002.032 156,068.077

Fidelity – VIP Growth Portfolio – Service Class 2(1)
2003		$0.741475		$0.963507	172,729.976
2002		$1.000000		$0.741475	37,918.393
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(1) 2003 2002	$ $	0.814079 1.000000	$ $	1.032825 0.814079	0.000 100.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(1) 2003 2002	$ $	0.854204 1.000000	$ $	1.157817 0.854204	305,545.980 152,862.836
Fidelity – VIP Value Strategies Portfolio – Service Class 2(2) 2003		$1.000000		$1.473285	83,498.944
Fidelity – VIP Index 500 Portfolio – Service Class 2(2) 2003		$1.000000		$1.207775	27,260.089

44

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Oppenheimer Main Street Fund/VA – Service Shares(1) 2003 2002	$ $	0.801854 1.000000	$ $	0.993984 0.801854	57,055.705 42,873.612
Oppenheimer Strategic Bond Fund/VA – Service Shares(1) 2003 2002	$ $	1.024132 1.000000	$ $	1.176351 1.024132	59,708.356 36,911.806
Putnam VT Growth and Income Fund – Class IB Shares(1) 2003 2002	$ $	0.811748 1.000000	$ $	1.013755 0.811748	18,931.778 7,151.233
Putnam VT Research Fund – Class IB Shares(1) 2003 2002	$ $	0.809918 1.000000	$ $	0.995133 0.809918	0.000 100.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(1) 2003 2002	$ $	0.815553 1.000000	$ $	1.039687 0.815553	302,002.032 156,068.077
Fidelity – VIP Growth Portfolio – Service Class 2(1) 2003 2002	$ $	0.741475 1.000000	$ $	0.963507 0.741475	172,729.976 37,918.393
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(1) 2003 2002	$ $	0.814079 1.000000	$ $	1.032825 0.814079	0.000 100.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(1) 2003 2002	$ $	0.854204 1.000000	$ $	1.157817 0.854204	305,545.980 152,862.836
Fidelity – VIP Value Strategies Portfolio – Service Class 2(2) 2003		$1.000000		$1.473285	83,498.944

Fidelity – VIP Index 500 Portfolio – Service Class 2(2) 2003		$1.000000		$1.207775	27,260.089

Total Separate Account Annual Expenses: 1.05%

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation—Conservative Portfolio—Initial Class(1) 2003	$1.000000	$1.163017	0.000
Asset Allocation—Growth Portfolio—Initial Class(1) 2003	$1.000000	$1.252891	42,254.825
Asset Allocation—Moderate Portfolio—Initial Class(1) 2003	$1.000000	$1.184848	0.000
Asset Allocation—Moderate Growth Portfolio – Initial Class(1) 2003	$1.000000	$1.210278	64,925.357
AEGON Bond—Initial Class(1) 2003	$1.000000	$1.012419	0.000
Capital Guardian Global—Initial Class(1) 2003	$1.000000	$1.316852	0.000
Capital Guardian U.S. Equity—Initial Class(1) 2003	$1.000000	$1.255296	0.000
Capital Guardian Value—Initial Class(1) 2003	$1.000000	$1.289382	0.000
Clarion Real Estate Securities—Initial Class(2) 2003	$1.000000	$1.273178	0.000
Federated Growth & Income—Initial Class(1) 2003	$1.000000	$1.195475	15,832.518
J.P. Morgan Mid Cap Value—Initial Class(1)a 2003	$1.000000	$1.261506	0.000
Janus Growth—Initial Class (1) 2003	$1.000000	$1.210252	0.000
Jennison Growth—Initial Class(1) 2003	$1.000000	$1.208791	0.000
MFS High Yield—Initial Class(1) 2003	$1.000000	$1.087889	0.000
PIMCO Total Return—Initial Class(1) 2003	$1.000000	$1.014973	119,276.904
Salomon All Cap—Initial Class(2) 2003	$1.000000	$1.282619	0.000
Third Avenue Value—Initial Class(1) 2003	$1.000000	$1.348910	0.000
T. Rowe Price Equity Income—Initial Class(1) 2003	$1.000000	$1.222376	0.000
T. Rowe Price Small Cap—Initial Class(1) 2003	$1.000000	$1.338836	3,882.684
Transamerica Convertible Securities—Initial Class(2) 2003	$1.000000	$1.159584	0.000
Transamerica Equity—Initial Class(1) 2003	$1.000000	$1.217177	6,852.733
Transamerica Growth Opportunities—Initial Class(2) 2003	$1.000000	$1.258328	1,855.447
Transamerica Money Market—Initial Class(1) 2003	$1.000000	$0.997885	0.000
Van Kampen Emerging Growth—Initial Class(1) 2003	$1.000000	$1.195403	20,694.942
PAM Transamerica U.S. Government Securities—Service Class(3) 2003	$1.000000	$1.011143	0.000

45

Total Separate Account Annual Expenses: 1.05%

(continued)

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AIM V.I. Capital Appreciation Fund – Series II(1) 2003	$1.000000	$1.228838	0.000

AIM V.I. Core Equity Fund – Series II(1) 2003	$1.000000	$1.211443	0.000

AIM V.I. Premier Equity Fund – Series II(1) 2003	$1.000000	$1.180497	0.000

AllianceBernstein Premier Growth Portfolio – Class B(1) 2003	$1.000000	$1.153068	0.000

AllianceBernstein Technology Portfolio – Class B(1) 2003	$1.000000	$1.321932	0.000

Franklin Small Cap Fund – Class 2(1) 2003	$1.000000	$1.320291	1,794.170

Franklin Small Cap Value Securities Fund – Class 2(2) 2003	$1.000000	$1.324461	8,854.644

Mutual Shares Securities Fund – Class 2(1) 2003	$1.000000	$1.201784	0.000

Templeton Foreign Securities Fund – Class 2(1) 2003	$1.000000	$1.315726	16,290.730

Janus Aspen – Worldwide Growth Portfolio – Service Shares(1) 2003	$1.000000	$1.243644	0.000

MFS Emerging Growth Series – Service Class(1) 2003	$1.000000	$1.198360	0.000

MFS Research Series – Service Class(1) 2003	$1.000000	$1.186658	0.000

MFS Total Return Series – Service Class(1) 2003	$1.000000	$1.127622	42,019.475

MFS Utilities Series – Service Class(1) 2003	$1.000000	$1.232198	0.000

Nations Asset Allocation Portfolio(2) 2003	$1.000000	$1.140145	0.000

Nations High Yield Bond Portfolio(1) 2003	$1.000000	$1.155254	11,906.478

Nations International Value Portfolio(1) 2003	$1.000000	$ 0.000	0.000

Nations Marsico Focused Equities Portfolio(1) 2003	$1.000000	$1.245224	85,786.603

Nations Marsico Growth Portfolio(1) 2003	$1.000000	$1.239642	15,264.707

Nations Marsico International Opportunities Portfolio(1) 2003	$1.000000	$1.342748	27,151.759

Nations Marsico 21st Century Portfolio(1) 2003	$1.000000	$1.357071	0.000

Nations MidCap Growth Portfolio(1) 2003	$1.000000	$1.232646	2,860.010

Nations Small Company Portfolio(2) 2003	$1.000000	$1.336543	0.000

Nations Value Portfolio(2) 2003	$1.000000	$1.257217	10,433.598

Oppenheimer Capital Appreciation Fund/VA – Service Shares(1) 2003	$1.000000	$1.234347	0.000

Oppenheimer Main Street Fund/VA – Service Shares(1) 2003	$1.000000	$1.212739	0.000

Oppenheimer Strategic Bond Fund/VA – Service Shares(1) 2003	$1.000000	$1.083900	0.000

46

Total Separate Account Annual Expenses: 1.05%

(continued)

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year

Putnam VT Growth and Income Fund – Class IB Shares(1) 2003	$1.000000	$1.233890	0.000

Putnam VT Research Fund – Class IB Shares(1) 2003	$1.000000	$1.213222	0.000

Fidelity – VIP Equity-Income Portfolio – Service Class 2(1) 2003	$1.000000	$1.261787	55,873.147

Fidelity – VIP Growth Portfolio – Service Class 2(1) 2003	$1.000000	$1.248742	0.000

Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(1) 2003	$1.000000	$1.213378	0.000

Fidelity – VIP Mid Cap Portfolio – Service Class 2(1) 2003	$1.000000	$1.396917	7,702.552

Fidelity – VIP Value Strategies Portfolio – Service Class 2(2) 2003	$1.000000	$1.482511	0.000

Fidelity – VIP Index 500 Portfolio – Service Class 2(2) 2003	$1.000000	$1.215350	0.000

(1)	Subaccount Inception Date May 1, 2002.

(2)	Subaccount Inception Date May 1, 2003.

(3)	Subaccount Inception Date November 3, 2003.

(a)	Formerly known as Dreyfus Mid Cap.

(b)	Formerly known as Dreyfus Small Cap Value.

47

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

Transamerica Money Market Subaccount. The yield of the Transamerica Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount of the separate account (other than the Transamerica Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional features. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more features are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2003, and for the one and five year periods ended December 31, 2003 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

48

TABLE 1-A

Standard Average Annual Total Returns

(Assuming a Surrender Charge, Beneficiary Earnings Enhancement – Extra II and Liquidity Rider)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 2.55%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Asset Allocation - Conservative Portfolio - Initial Class	15.14%	N/A	1.05%	May 1, 2002
Asset Allocation - Growth Portfolio - Initial Class	22.91%	N/A	-1.83%	May 1, 2002
Asset Allocation - Moderate Portfolio - Initial Class	17.07%	N/A	0.00%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio - Initial Class	19.33%	N/A	-0.96%	May 1, 2002
AEGON Bond - Initial Class	-3.22%	N/A	1.71%	May 1, 2002
Capital Guardian Global - Initial Class	29.62%	N/A	20.46%	August 1, 2002
Capital Guardian U.S. Equity - Initial Class	28.53%	N/A	21.35%	August 1, 2002
Capital Guardian Value - Initial Class	26.63%	N/A	16.99%	August 1, 2002
Clarion Real Estate Securities - Initial Class	N/A	N/A	20.77%	May 1, 2003
Federated Growth & Income - Initial Class	19.02%	N/A	5.41%	May 1, 2002
J.P. Morgan Mid Cap Value – Initial Class(1)	23.52%	N/A	-1.84%	May 1, 2002
Janus Growth - Initial Class	24.15%	N/A	-2.02%	May 1, 2002
Jennison Growth - Initial Class	20.91%	N/A	-6.89%	May 1, 2002
MFS High Yield - Initial Class	10.04%	N/A	4.62%	May 1, 2002
PIMCO Total Return - Initial Class	-2.61%	N/A	1.13%	May 1, 2002
Salomon All Cap - Initial Class	N/A	N/A	21.71%	May 1, 2003
Third Avenue Value - Initial Class	29.28%	N/A	1.89%	May 1, 2002
T. Rowe Price Equity Income - Initial Class	17.78%	N/A	-1.70%	May 1, 2002
T. Rowe Price Small Cap - Initial Class	32.37%	N/A	-2.40%	May 1, 2002
Transamerica Convertible Securities - Initial Class	N/A	N/A	9.47%	May 1, 2003
Transamerica Equity - Initial Class	23.33%	N/A	1.22%	May 1, 2002
Transamerica Growth Opportunities - Initial Class	N/A	N/A	19.30%	May 1, 2003
Van Kampen Emerging Growth - Initial Class	20.31%	N/A	-9.52%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	21.32%	N/A	-3.52%	May 1, 2002
AIM V.I. Core Equity Fund – Series II	16.36%	N/A	-2.05%	May 1, 2002
AIM V.I. Premier Equity Fund – Series II	17.03%	N/A	-7.41%	May 1, 2002
AllianceBernstein Premier Growth Portfolio – Class B	15.59%	N/A	-7.12%	May 1, 2002
AllianceBernstein Technology Portfolio – Class B	35.71%	N/A	-6.60%	May 1, 2002
Franklin Small Cap Fund – Class 2	29.26%	N/A	-2.33%	May 1, 2002
Franklin Small Cap Value Securities Fund - Class 2	N/A	N/A	25.87%	May 1, 2003
Mutual Shares Securities Fund – Class 2	17.34%	N/A	-1.60%	May 1, 2002
Templeton Foreign Securities Fund – Class 2	24.30%	N/A	-2.77%	May 1, 2002
Janus Aspen – Worldwide Growth – Service Shares	15.90%	N/A	-7.15%	May 1, 2002
MFS Emerging Growth Series – Service Class	22.06%	N/A	-6.83%	May 1, 2002
MFS Research Series – Service Class	16.57%	N/A	-6.46%	May 1, 2002
MFS Total Return Series – Service Class	8.33%	N/A	-1.15%	May 1, 2002
MFS Utilities Series – Service Class	27.61%	N/A	2.92%	May 1, 2002
Nations Asset Allocation Portfolio	N/A	N/A	7.54%	May 1, 2003
Nations High Yield Bond Portfolio	23.31%	N/A	9.96%	May 1, 2002
Nations Marsico Focused Equities Portfolio	25.18%	N/A	-1.84%	May 1, 2002
Nations Marsico Growth Portfolio	22.70%	N/A	-3.41%	May 1, 2002
Nations Marsico International Opportunities Portfolio	32.22%	N/A	6.74%	May 1, 2002
Nations Marsico 21st Century Portfolio	40.71%	N/A	11.79%	May 1, 2002
Nations MidCap Growth Portfolio	19.63%	N/A	-8.93%	May 1, 2002
Nations Small Company Portfolio	N/A	N/A	27.07%	May 1, 2003
Nations Value Portfolio	N/A	N/A	19.19%	May 1, 2003
Oppenheimer Capital Appreciation Fund/VA – Service Shares	22.80%	N/A	-3.45%	May 1, 2002
Oppenheimer Main Street Fund/VA – Service Shares	18.61%	N/A	-3.96%	May 1, 2002
Oppenheimer Strategic Bond Fund/VA – Service Shares	9.47%	N/A	6.88%	May 1, 2002
Putnam VT Growth and Income Fund – Class IB Shares	19.54%	N/A	-2.74%	May 1, 2002
Putnam VT Research Fund – Class IB Shares	17.52%	N/A	-3.88%	May 1, 2002
Fidelity – VIP Equity-Income Portfolio – Service Class 2	22.15%	N/A	-1.17%	May 1, 2002
Fidelity – VIP Growth Portfolio – Service Class 2	24.63%	N/A	-5.85%	May 1, 2002
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	21.54%	N/A	-1.58%	May 1, 2002
Fidelity – VIP Mid Cap Portfolio – Service Class 2	30.25%	N/A	5.81%	May 1, 2002
Fidelity – VIP Value Strategies Portfolio - Service Class 2	N/A	N/A	41.59%	May 1, 2003
Fidelity – VIP Index 500 Portfolio - Service Class 2	N/A	N/A	15.02%	May 1, 2003

49

TABLE 1-B

Standard Average Annual Total Returns

(Assuming a Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Asset Allocation - Conservative Portfolio - Initial Class	16.69%	N/A	2.41%	May 1, 2002
Asset Allocation - Growth Portfolio - Initial Class	24.57%	N/A	-0.51%	May 1, 2002
Asset Allocation - Moderate Portfolio - Initial Class	18.64%	N/A	1.34%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio - Initial Class	20.94%	N/A	0.37%	May 1, 2002
AEGON Bond - Initial Class	-1.92%	N/A	3.07%	May 1, 2002
Capital Guardian Global - Initial Class	31.37%	N/A	22.08%	August 1, 2002
Capital Guardian U.S. Equity - Initial Class	30.27%	N/A	22.99%	August 1, 2002
Capital Guardian Value - Initial Class	28.35%	N/A	18.56%	August 1, 2002
Clarion Real Estate Securities - Initial Class	N/A	N/A	21.87%	May 1, 2003
Federated Growth & Income - Initial Class	20.62%	N/A	6.82%	May 1, 2002
J.P. Morgan Mid Cap Value – Initial Class(1)	25.19%	N/A	-0.52%	May 1, 2002
Janus Growth - Initial Class	25.82%	N/A	-0.71%	May 1, 2002
Jennison Growth - Initial Class	22.55%	N/A	-5.64%	May 1, 2002
MFS High Yield - Initial Class	11.52%	N/A	6.02%	May 1, 2002
PIMCO Total Return - Initial Class	-1.30%	N/A	2.48%	May 1, 2002
Salomon All Cap - Initial Class	N/A	N/A	22.82%	May 1, 2003
Third Avenue Value - Initial Class	31.03%	N/A	3.25%	May 1, 2002
T. Rowe Price Equity Income - Initial Class	19.37%	N/A	-0.38%	May 1, 2002
T. Rowe Price Small Cap - Initial Class	34.16%	N/A	-1.09%	May 1, 2002
Transamerica Convertible Securities - Initial Class	N/A	N/A	10.46%	May 1, 2003
Transamerica Equity - Initial Class	25.00%	N/A	2.58%	May 1, 2002
Transamerica Growth Opportunities - Initial Class	N/A	N/A	20.38%	May 1, 2003
Van Kampen Emerging Growth - Initial Class	21.93%	N/A	-8.30%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	22.96%	N/A	-2.22%	May 1, 2002
AIM V.I. Core Equity Fund – Series II	17.93%	N/A	-0.73%	May 1, 2002
AIM V.I. Premier Equity Fund – Series II	18.61%	N/A	-6.17%	May 1, 2002
AllianceBernstein Premier Growth Portfolio – Class B	17.15%	N/A	-5.87%	May 1, 2002
AllianceBernstein Technology Portfolio – Class B	37.55%	N/A	-5.34%	May 1, 2002
Franklin Small Cap Fund – Class 2	31.01%	N/A	-1.02%	May 1, 2002
Franklin Small Cap Value Securities Fund - Class 2	N/A	N/A	27.02%	May 1, 2003
Mutual Shares Securities Fund – Class 2	18.92%	N/A	-0.28%	May 1, 2002
Templeton Foreign Securities Fund – Class 2	25.98%	N/A	-1.47%	May 1, 2002
Janus Aspen – Worldwide Growth – Service Shares	17.46%	N/A	-5.90%	May 1, 2002
MFS Emerging Growth Series – Service Class	23.71%	N/A	-5.58%	May 1, 2002
MFS Research Series – Service Class	18.14%	N/A	-5.20%	May 1, 2002
MFS Total Return Series – Service Class	9.79%	N/A	0.18%	May 1, 2002
MFS Utilities Series – Service Class	29.34%	N/A	4.30%	May 1, 2002
Nations Asset Allocation Portfolio	N/A	N/A	8.51%	May 1, 2003
Nations High Yield Bond Portfolio	24.97%	N/A	11.43%	May 1, 2002
Nations Marsico Focused Equities Portfolio	26.87%	N/A	-0.52%	May 1, 2002
Nations Marsico Growth Portfolio	24.36%	N/A	-2.11%	May 1, 2002
Nations Marsico International Opportunities Portfolio	34.01%	N/A	8.17%	May 1, 2002
Nations Marsico 21st Century Portfolio	42.62%	N/A	13.29%	May 1, 2002

50

TABLE 1-B (continued)

Standard Average Annual Total Returns

(Assuming a Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Nations MidCap Growth Portfolio	21.24%	N/A	-7.71%	May 1, 2002
Nations Small Company Portfolio	N/A	N/A	28.23%	May 1, 2003
Nations Value Portfolio	N/A	N/A	20.27%	May 1, 2003
Oppenheimer Capital Appreciation Fund/VA – Service Shares	24.46%	N/A	-2.15%	May 1, 2002
Oppenheimer Main Street Fund/VA – Service Shares	20.21%	N/A	-2.67%	May 1, 2002
Oppenheimer Strategic Bond Fund/VA – Service Shares	10.94%	N/A	8.31%	May 1, 2002
Putnam VT Growth and Income Fund – Class IB Shares	21.16%	N/A	-1.44%	May 1, 2002
Putnam VT Research Fund – Class IB Shares	19.10%	N/A	-2.59%	May 1, 2002
Fidelity – VIP Equity-Income Portfolio – Service Class 2	23.80%	N/A	0.16%	May 1, 2002
Fidelity – VIP Growth Portfolio – Service Class 2	26.31%	N/A	-4.58%	May 1, 2002
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	23.18%	N/A	-0.26%	May 1, 2002
Fidelity – VIP Mid Cap Portfolio – Service Class 2	32.02%	N/A	7.23%	May 1, 2002
Fidelity - VIP Value Strategies Portfolio - Service Class 2	N/A	N/A	42.90%	May 1, 2003
Fidelity - VIP Index 500 Portfolio - Service Class 2	N/A	N/A	16.06%	May 1, 2003

(1)	Formerly Known as Dreyfus Mid Cap.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

51

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

Transamerica may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standardized performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 is based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, the tables below do not reflect the charge for any optional rider, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception.

TABLE 2

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Asset Allocation - Conservative Portfolio - Initial Class	21.34%	N/A	5.25%	May 1, 2002
Asset Allocation - Growth Portfolio - Initial Class	29.12%	N/A	2.42%	May 1, 2002
Asset Allocation - Moderate Portfolio - Initial Class	23.26%	N/A	4.21%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio - Initial Class	25.54%	N/A	3.27%	May 1, 2002
AEGON Bond - Initial Class	2.95%	N/A	5.90%	May 1, 2002
Capital Guardian Global - Initial Class	35.84%	N/A	24.99%	August 1, 2002
Capital Guardian U.S. Equity - Initial Class	34.75%	N/A	25.88%	August 1, 2002
Capital Guardian Value - Initial Class	32.85%	N/A	21.55%	August 1, 2002
Clarion Real Estate Securities - Initial Class	N/A	N/A	27.11%	May 1, 2003
J.P. Morgan Mid Cap Value – Initial Class(1)	29.73%	N/A	2.41%	May 1, 2002
Federated Growth & Income - Initial Class	25.22%	N/A	9.54%	May 1, 2002
Janus Growth - Initial Class	30.36%	N/A	2.23%	May 1, 2002
Jennison Growth - Initial Class	27.12%	N/A	-2.55%	May 1, 2002
MFS High Yield - Initial Class	16.23%	N/A	8.76%	May 1, 2002
PIMCO Total Return - Initial Class	3.56%	N/A	5.32%	May 1, 2002
Salomon All Cap - Initial Class	N/A	N/A	28.05%	May 1, 2003
Third Avenue Value - Initial Class	35.50%	N/A	6.07%	May 1, 2002
T. Rowe Price Equity Income - Initial Class	23.98%	N/A	2.54%	May 1, 2002
T. Rowe Price Small Cap - Initial Class	38.60%	N/A	1.86%	May 1, 2002
Transamerica Convertible Securities - Initial Class	N/A	N/A	15.77%	May 1, 2003
Transamerica Equity - Initial Class	29.54%	N/A	5.41%	May 1, 2002
Transamerica Growth Opportunities - Initial Class	N/A	N/A	25.63%	May 1, 2003
Van Kampen Emerging Growth - Initial Class	26.51%	N/A	-5.13%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	27.53%	N/A	0.76%	May 1, 2002
AIM V.I. Core Equity Fund – Series II	22.56%	N/A	2.20%	May 1, 2002
AIM V.I. Premier Equity Fund – Series II	23.23%	N/A	-3.06%	May 1, 2002
AllianceBernstein Premier Growth Portfolio – Class B	21.78%	N/A	-2.78%	May 1, 2002
AllianceBernstein Technology Portfolio – Class B	41.95%	N/A	-2.26%	May 1, 2002
Franklin Small Cap Fund – Class 2	35.49%	N/A	1.92%	May 1, 2002
Franklin Small Cap Value Securities Fund - Class 2	N/A	N/A	32.23%	May 1, 2003
Mutual Shares Securities Fund – Class 2	23.54%	N/A	2.64%	May 1, 2002
Templeton Foreign Securities Fund – Class 2	30.52%	N/A	1.49%	May 1, 2002
Janus Aspen – Worldwide Growth Portfolio – Service Shares	22.09%	N/A	-2.80%	May 1, 2002
MFS Emerging Growth Series – Service Class	28.27%	N/A	-2.49%	May 1, 2002

52

TABLE 2 (continued)

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
MFS Research Series – Service Class	22.77%	N/A	-2.13%	May 1, 2002
MFS Total Return Series – Service Class	14.52%	N/A	3.09%	May 1, 2002
MFS Utilities Series – Service Class	33.83%	N/A	7.08%	May 1, 2002
Nations Asset Allocation Portfolio	N/A	N/A	13.83%	May 1, 2003
Nations High Yield Bond Portfolio	29.52%	N/A	14.02%	May 1, 2002
Nations Marsico Focused Equities Portfolio	31.39%	N/A	2.40%	May 1, 2002
Nations Marsico Growth Portfolio	28.91%	N/A	0.87%	May 1, 2002
Nations Marsico International Opportunities Portfolio	38.45%	N/A	10.85%	May 1, 2002
Nations Marsico 21st Century Portfolio	46.95%	N/A	15.83%	May 1, 2002
Nations MidCap Growth Portfolio	25.83%	N/A	-4.55%	May 1, 2002
Nations Small Company Portfolio	N/A	N/A	33.43%	May 1, 2003
Nations Value Portfolio	N/A	N/A	25.52%	May 1, 2003
Oppenheimer Capital Appreciation Fund/VA – Service Shares	29.01%	N/A	0.83%	May 1, 2002
Oppenheimer Main Street Fund/VA – Service Shares	24.81%	N/A	0.33%	May 1, 2002
Oppenheimer Strategic Bond Fund/VA – Service Shares	15.66%	N/A	10.98%	May 1, 2002
Putnam VT Growth and Income Fund – Class IB Shares	25.75%	N/A	1.52%	May 1, 2002
Putnam VT Research Fund – Class IB Shares	23.72%	N/A	0.40%	May 1, 2002
Fidelity – VIP Equity-Income Portfolio – Service Class 2	28.36%	N/A	3.07%	May 1, 2002
Fidelity – VIP Growth Portfolio – Service Class 2	30.84%	N/A	-1.53%	May 1, 2002
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	27.74%	N/A	2.66%	May 1, 2002
Fidelity – VIP Mid Cap Portfolio – Service Class 2	36.48%	N/A	9.93%	May 1, 2002
Fidelity - VIP Value Strategies Portfolio - Service Class 2	N/A	N/A	48.01%	May 1, 2003
Fidelity - VIP Index 500 Portfolio - Service Class 2	N/A	N/A	21.33%	May 1, 2003

(1)	Formerly Known as Dreyfus Mid Cap.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

53

Adjusted Historical Performance Data. The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

For instance, as shown in the tables below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, the tables below do not reflect the charge for any optional riders.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2003, were as follows:

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Initial Class	16.69%	N/A	2.41%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	24.57%	N/A	-0.51%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	18.64%	N/A	1.34%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	20.94%	N/A	0.37%	May 1, 2002
AEGON Bond – Initial Class	-1.92%	4.47%	4.73%	October 2, 1986
Capital Guardian Global – Initial Class	31.37%	2.97%	3.40%	February 3, 1998
Capital Guardian U.S. Equity – Initial Class	30.27%	N/A	-1.72%	October 6, 2000
Capital Guardian Value – Initial Class	28.35%	1.66%	8.98%	May 27, 1993
Clarion Real Estate Securities – Initial Class	29.51%	12.69%	7.80%	May 1, 1998
Federated Growth & Income – Initial Class	20.62%	11.28%	10.73%	March 1, 1994
J.P. Morgan Mid Cap Value – Initial Class(3)	25.19%	N/A	4.77%	May 3, 1999
Janus Growth – Initial Class	25.82%	0.00%	11.14%	October 2, 1986
Jennison Growth – Initial Class	22.55%	-8.91%	-3.91%	November 18, 1996
MFS High Yield – Initial Class	11.52%	3.14%	2.08%	June 1, 1998
PIMCO Total Return – Initial Class	-1.30%	N/A	2.48%	May 1, 2002
Salomon All Cap – Initial Class	28.92%	N/A	6.20%	May 3, 1999
Third Avenue Value – Initial Class	31.03%	13.44%	9.52%	January 1, 1998
T. Rowe Price Equity Income – Initial Class	19.37%	3.93%	10.76%	January 3, 1995
T. Rowe Price Small Cap – Initial Class	34.16%	N/A	1.76%	May 3, 1999
Transamerica Convertible Securities – Initial Class	17.44%	N/A	4.70%	May 1, 2002
Transamerica Equity – Initial Class	25.00%	-0.50%	14.98%	February 26, 1969
Transamerica Growth Opportunities – Initial Class	24.98%	N/A	6.16%	May 1, 2001
Van Kampen Emerging Growth – Initial Class	21.93%	-0.02%	9.67%	March 1, 1993
AIM V.I. Capital Appreciation Fund – Series II	22.96%	-2.18%	6.33%	May 5, 1993
AIM V.I. Core Equity Fund – Series II	17.93%	-3.08%	7.77%	May 2, 1994
AIM V.I. Premier Equity Fund – Series II	18.61%	-4.79%	6.88%	May 5, 1993
AllianceBernstein Premier Growth Portfolio – Class B	17.15%	N/A	-10.51%	July 14, 1999
AllianceBernstein Technology Portfolio – Class B	37.55%	N/A	-9.85%	September 22, 1999
Franklin Small Cap Fund – Class 2	31.01%	3.90%	5.85%	October 31, 1995
Franklin Small Cap Value Securities Fund – Class 2	25.89%	9.43%	3.42%	April 30, 1998
Mutual Shares Securities Fund – Class 2	18.92%	7.16%	7.46%	November 8, 1996
Templeton Foreign Securities Fund – Class 2	25.98%	0.24%	5.09%	May 1, 1992
Janus Aspen - Worldwide Growth Portfolio – Service Shares	17.46%	-1.89%	8.32%	September 13, 1993

54

TABLE 3 (continued)

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
MFS Emerging Growth Series – Service Class	23.71%	-5.51%	5.81%	July 24, 1995
MFS Research Series – Service Class	18.14%	-4.21%	5.27%	July 26, 1995
MFS Total Return Series – Service Class	9.79%	3.44%	9.26%	January 3, 1995
MFS Utilities Series – Service Class	29.34%	0.57%	10.21%	January 3, 1995
Nations Asset Allocation Portfolio	12.88%	0.06%	-0.53%	March 26, 1998
Nations High Yield Bond Portfolio	24.97%	N/A	7.28%	July 7, 2000
Nations Marsico Focused Equities Portfolio	26.87%	2.27%	6.45%	March 27, 1998
Nations Marsico Growth Portfolio	24.36%	2.70%	5.62%	March 27, 1998
Nations Marsico International Opportunities Portfolio	34.01%	5.13%	4.79%	March 27, 1998
Nations Marsico 21st Century Portfolio	42.62%	-5.66%	-3.97%	March 27, 1998
Nations MidCap Growth Portfolio	21.24%	N/A	-15.60%	May 1, 2001
Nations Small Company Portfolio	28.73%	0.56%	-1.40%	March 26, 1998
Nations Value Portfolio	23.95%	-0.34%	0.28%	March 26, 1998
Oppenheimer Capital Appreciation Fund/VA – Service Shares	24.46%	1.83%	10.70%	April 3, 1985
Oppenheimer Main Street Fund/VA Service Shares	20.21%	-1.06%	8.98%	July 5, 1995
Oppenheimer Strategic Bond Fund/VA – Service Shares	10.94%	5.73%	5.53%	May 3, 1993
Putnam VT Growth and Income Fund – Class IB Shares	21.16%	-0.28%	8.16%	February 1, 1988
Putnam VT Research Fund – Class IB Shares	19.10%	-1.68%	1.63%	September 29, 1998
Fidelity-VIP Equity-Income Portfolio – Service Class 2	23.80%	3.34%	9.98%	October 9, 1986
Fidelity-VIP Growth Portfolio – Service Class 2	26.31%	-2.96%	7.91%	October 9, 1986
Fidelity-VIP Growth Opportunities Portfolio – Service Class 2	23.18%	-7.13%	5.77%	January 3, 1995
Fidelity-VIP Mid Cap Portfolio – Service Class 2	32.02%	17.24%	17.91%	December 28, 1998
Fidelity - VIP Value Strategies Portfolio – Service Class 2	51.11%	N/A	9.07%	February 25, 2002
Fidelity - VIP Index 500 Portfolio – Service Class 2	21.87%	-2.62%	9.02%	August 27, 1992

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(3)	Formerly known as Dreyfus Mid Cap.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

55

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Initial Class	21.34%	N/A	5.25%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	29.12%	N/A	2.42%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	23.26%	N/A	4.21%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	25.54%	N/A	3.27%	May 1, 2002
AEGON Bond – Initial Class	2.95%	4.57%	4.83%	October 2, 1986
Capital Guardian Global – Initial Class	35.84%	3.07%	3.50%	February 3, 1998
Capital Guardian U.S. Equity – Initial Class	34.75%	N/A	-0.84%	October 6, 2000
Capital Guardian Value – Initial Class	32.85%	1.76%	9.08%	May 27, 1993
Clarion Real Estate Securities – Initial Class	34.00%	12.79%	7.90%	May 1, 1998
J.P. Morgan Mid Cap Value – Initial Class(3)	29.73%	N/A	5.00%	May 3, 1999
Federated Growth & Income – Initial Class	25.22%	11.38%	10.83%	March 1, 1994
Janus Growth – Initial Class	30.36%	0.10%	11.24%	October 2, 1986
Jennison Growth – Initial Class	27.12%	-8.81%	-3.81%	November 18, 1996
MFS High Yield – Initial Class	16.23%	3.24%	2.18%	June 1, 1998
PIMCO Total Return – Initial Class	3.56%	N/A	5.32%	May 1, 2002
Salomon All Cap – Initial Class	33.42%	N/A	6.42%	May 3, 1999
Third Avenue Value – Initial Class	35.50%	13.54%	9.62%	January 1, 1998
T. Rowe Price Equity Income – Initial Class	23.98%	4.03%	10.86%	January 3, 1995
T. Rowe Price Small Cap – Initial Class	38.60%	N/A	2.04%	May 3, 1999
Transamerica Convertible Securities – Initial Class	22.08%	N/A	7.48%	May 1, 2002
Transamerica Equity – Initial Class	29.54%	-0.40%	15.08%	February 26, 1969
Transamerica Growth Opportunities – Initial Class	29.53%	N/A	7.54%	May 1, 2001
Van Kampen Emerging Growth – Initial Class	26.51%	0.08%	9.77%	March 1, 1993
AIM V.I. Capital Appreciation Fund – Series II	27.53%	-2.08%	6.43%	May 5, 1993
AIM V.I. Core Equity Fund – Series II	22.56%	-2.98%	7.87%	May 2, 1994
AIM V.I. Premier Equity Fund – Series II	23.23%	-4.69%	6.98%	May 5, 1993
AllianceBernstein Premier Growth Portfolio – Class B	21.78%	N/A	-9.96%	July 14, 1999
AllianceBernstein Technology Portfolio – Class B	41.95%	N/A	-9.32%	September 22, 1999
Franklin Small Cap Fund – Class 2	35.49%	4.00%	5.95%	October 31, 1995
Franklin Small Cap Value Securities Fund – Class 2	30.42%	9.53%	3.52%	April 30, 1998
Mutual Shares Securities Fund – Class 2	23.54%	7.26%	7.56%	November 8, 1996
Templeton Foreign Securities Fund – Class 2	30.52%	0.34%	5.19%	May 1, 1992
Janus Aspen—Worldwide Growth Portfolio – Service Shares	22.09%	-1.79%	8.42%	September 13, 1993
MFS Emerging Growth Series – Service Class	28.27%	-5.41%	5.91%	July 24, 1995
MFS Research Series – Service Class	22.77%	-4.11%	5.37%	July 26, 1995
MFS Total Return Series – Service Class	14.52%	3.54%	9.36%	January 3, 1995
MFS Utilities Series – Service Class	33.83%	0.67%	10.31%	January 3, 1995
Nations Asset Allocation Portfolio	17.56%	0.16%	-0.43%	March 26, 1998
Nations High Yield Bond Portfolio	29.52%	N/A	7.84%	July 7, 2000
Nations Marsico Focused Equities Portfolio	31.39%	2.37%	6.55%	March 27, 1998
Nations Marsico Growth Portfolio	28.91%	2.80%	5.72%	March 27, 1998
Nations Marsico International Opportunities Portfolio	38.45%	5.23%	4.89%	March 27, 1998
Nations Marsico 21st Century Portfolio	46.95%	-5.56%	-3.87%	March 27, 1998
Nations MidCap Growth Portfolio	25.83%	N/A	-13.19%	May 1, 2001
Nations Small Company Portfolio	33.23%	0.66%	-1.30%	March 26, 1998

56

TABLE 4 (continued)

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Nations Value Portfolio	28.51%	-0.24%	0.38%	March 26, 1998
Oppenheimer Capital Appreciation Fund/VA – Service Shares	29.01%	1.93%	10.80%	April 3, 1985
Oppenheimer Main Street Fund/VA –Service Shares	24.81%	-0.96%	9.08%	July 5, 1995
Oppenheimer Strategic Bond Fund/VA – Service Shares	15.66%	5.83%	5.63%	May 3, 1993
Putnam VT Growth and Income Fund – Class IB Shares	25.75%	-0.18%	8.26%	February 1, 1988
Putnam VT Research Fund – Class IB Shares	23.72%	-1.58%	1.73%	September 29, 1998
Fidelity-VIP Equity-Income Portfolio – Service Class 2	28.36%	3.44%	10.08%	October 9, 1986
Fidelity-VIP Growth Portfolio – Service Class 2	30.84%	-2.86%	8.01%	October 9, 1986
Fidelity-VIP Growth Opportunities Portfolio – Service Class 2	27.74%	-7.03%	5.87%	January 3, 1995
Fidelity-VIP Mid Cap Portfolio – Service Class 2	36.48%	17.34%	18.01%	December 28, 1998
Fidelity - VIP Value Strategies Portfolio – Service Class 2	55.35%	N/A	11.43%	February 25, 2002
Fidelity - VIP Index 500 Portfolio – Service Class 2	26.45%	-2.52%	9.12%	August 27, 1992

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(3)	Formerly known as Dreyfus Mid Cap.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

57

APPENDIX C

INCOME BENEFIT PROGRAMS

The following hereby amends, and to the extent inconsistent replaces, the FEE TABLE in the prospectus:

Annual Optional Rider Fees:
Income Benefit Programs(1)	0.45%

(1)	The fee is a percentage of the minimum income base or minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under one of these riders, a guaranteed payment fee is deducted at an annual rate of 1.25%.

MANAGED ANNUITY PROGRAM.

The optional Managed Annuity Program II (“MAP II”) assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below) that you will have to apply to a MAP II payment option. The MAP II also guarantees a minimum amount for those payments once you begin to receive them.

Minimum Income Base. The minimum income base on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date, the minimum income base is equal to:

•	the minimum income base on the rider date; plus

•	any subsequent premium payments; less

•	any subsequent adjusted partial surrenders;

•	all of which are accumulated at the annual growth rate from the date of each transaction; minus

•	any premium taxes.

The annual growth rate is 5%. The benefits and fees under the rider (including the annual growth rate, rider fee, the guaranteed payment fee, and the vesting schedule) are guaranteed not to change after the rider is added. However, all the specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the policy value on a rider anniversary. This may be done within thirty days after a rider anniversary and before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value you upgrade to will be the policy value next calculated after we receive at our administrative and service office all necessary information to complete the upgrade. It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum income base at the time you elect the upgrade.

If you upgrade:

•	the current rider will terminate and a new rider will be issued with its own terms and fees, which may mean, for example, you have to pay a higher rider fee, begin a new annuity income vesting period, etc.

Surrenders. Surrenders will reduce the minimum income base. Each rider year, surrenders up to the limit of the total free amount (the minimum income base on the last rider anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income

58

base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.

Sustained partial surrenders alone, or in conjunction with poor investment performance, may reduce your policy value to below the minimum policy amount (or even to zero). In either event, your policy will be fully surrendered and you will lose all rights and benefits under your policy, including your right to annuitize your minimum income base under the MAP II.

Conditions of Exercise of the MAP II. You can only annuitize using the MAP II within the 30 days after a rider anniversary. You cannot, however, annuitize using the MAP II before your first rider anniversary or after the rider anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the MAP II on page one of the rider.

If you annuitize at any time other than indicated above, you cannot use the MAP II.

MAP II Payment Options. You can annuitize under the MAP II (subject to the conditions described above) at the greater of the minimum income base or adjusted policy value. The minimum income base may only be used to annuitize using the MAP II payment options and may not be used with any other annuity payment options. The MAP II payment options are:

•	Life Income—An election may be made for “No Period Certain,” “10 Years Certain” or “20 Years Certain.” In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

•	Joint and Full Survivor—An election may be made for “No Period Certain,” “10 Years Certain” or “20 Years Certain.” Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

•	You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

•	The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	We will make only one (two, three, etc.) annuity payments.

59

Annuity Income Vesting. If you annuitize using the MAP II before the 10th rider anniversary, the MAP II annuity income will not be fully vested and the first payment will be calculated with an annuity income vesting percentage of less than 100%, which reduces the amount of your first payment by up to 50%. The annuity income vesting schedule is as follows:

Number of completed years since the Rider Date	Annuity Income Vesting Percentage (percent vested)
1	50%
2	55%
3	60%
4	65%
5	70%
6	75%
7	80%
8	85%
9	90%
more than 10	100%

For example, assume a 65 year old male annuitized with a life with 10-year certain payment option at the end of year two with an minimum income base of $110,250.00. The monthly annuity factor from Schedule 1 of the rider for a male age 65, life with 10-years certain is $4.59 per thousand of annuitization value. The annuity income vesting percentage is 55% since annuitization is occurring after only two full years have passed since the rider date. The monthly payment amount would be equal to a * b * c where:

a)	is the minimum income base divided by $1,000,

b)	is the annuity factor from Schedule 1, and

c)	is the annuity income vesting percentage.

In this case, the monthly payment amount would be $110,250/$1,000 * $4.59 * 55% = $278.33.

NOTE CAREFULLY: If you annuitize before the 10th rider anniversary, the MAP II annuity income will not be fully vested which results in all payments being lower than if the MAP II annuity income was fully vested, and the difference can be substantial.

MAP II Annuity Payments. The minimum income base is used solely to calculate the MAP II annuity payments under one of the MAP II payment options and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as using a 2% assumed investment return to calculate the first annuity payment, using a 5% assumed investment return to calculate subsequent payments, and using age 85 annuity factors for all annuitants age 85 or older), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the MAP II should be regarded as a safety net. The costs of annuitizing under the MAP II include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts and an annuity income vesting percentage of less than 100%. These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee, if applicable, also provides for a minimum payout level, and it uses actuarial criteria (such as a 5% assumed investment return) that provide for higher payment levels for a given adjusted policy value than the MAP II. You should carefully consider these factors, since electing annuity payments under the MAP II will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

Guaranteed Minimum Stabilized Payments. Annuity payments under the MAP II are guaranteed to never be less than the initial payment. The amount of the first payment provided by the MAP II will be determined by multiplying each

60

$1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the MAP II payment option selected. The applicable annuity factor is also based on an assumed investment return of 2% and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

Annuity payments under MAP II will also be “stabilized” or held constant during each year. During the first year after annuitizing using the MAP II, each stabilized payment will equal the initial payment. On each annuitization anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each annuitization anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. If the supportable payment at any payment date during a year is greater than the stabilized payment for that year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a year is less than the stabilized payment for that year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

MAP II Fee. A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

Guaranteed Payment Fee. A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the MAP II, in addition to the policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The MAP II will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the MAP II (you may not terminate the rider before the first rider anniversary);

•	annuitization (you will still receive guaranteed minimum stabilized payments if you annuitize under the MAP II);

•	termination of your policy; or

•	30 days after the rider anniversary after your 94th birthday (earlier if required by state law).

If you terminate the MAP II (except pursuant to an upgrade) you cannot re-elect the rider.

The Managed Annuity Program II may vary for certain policies and may not be available for all policies.

61

APPENDIX D

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV721 101 149 1001 (Standard Policy Form)	May 1, 2002
RGMI 15 0301 (Managed Annuity Program)	May 1, 2002
VIAR IP 0100 (Initial Payment Guarantee)	May 1, 2002
RGMI 1 798 (Family Income Protector)	May 1, 2002
RTP 1 201 (Beneficiary Earnings Enhancement Rider)	May 1, 2002
RTP 13 1101 (Beneficiary Earnings Enhancement - Extra Rider)	May 1, 2002
RLS 1 1101 (Liquidity Rider)	May 1, 2002

Product Feature	AV 721 101 149 1001; RGMI 15 0301; VIAR IP 0100; RGMI 1 798; RTP 1 201; RTP 13 1101; RLS 1 1101

Excess Interest Adjustment	Yes

Guaranteed Minimum Death Benefit Option(s)	Return of Premium; Annual Step-Up (available if annuitant is age 80 or younger); and Enhanced (available if annuitant is age 80 or younger)

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%

Asset Rebalancing	Yes

Death Proceeds	Greater of 1) the policy value; 2) the cash value; or 3) guaranteed minimum death benefit.

Distribution Financing Charge	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes

Dollar Cost Averaging Fixed Account Option	Yes

Service Charge	$30 (but not more than 2% of the policy value) assessed on each policy anniversary and at surrender.

Nursing Care and Terminal Condition Withdrawal Option	Yes

Unemployment Waiver	Yes

Family Income Protector	Yes

Managed Annuity Program	Yes

Beneficiary Earnings Enhancement Rider	Yes

Beneficiary Earnings Enhancement – Extra Rider	Yes

Initial Payment Guarantee	Yes

Liquidity Rider	Yes

62

RETIREMENT INCOME BUILDER – BAI VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2004

to the

Prospectus dated May 1, 2004

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please Note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and may transfer amounts back and forth between specified investment options under the policy and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:
Living Benefits Rider(1)	0.75%

Example(2)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1089	$2119	$2626	$5096
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$549	$1639	$2626	$5096

(1)	The fee is a percentage of the “principal back” total withdrawal base.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Retirement Income Builder – BAI Variable Annuity dated May 1, 2004

(2)	This Example assumes that you elect the Living Benefits Rider and that you elect other options and features with the highest combination of total charges. The Example does not reflect the cost for any other optional features offered by a supplement to the prospectus. The expenses would be higher if the charges for such benefits were added.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value are as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy

2

value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, you should consider whether electing the rider is in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of liquidity regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit, you can withdraw up to:

•	7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero; or

3

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess” withdrawals (see adjusted partial withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note: The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

4

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees on a pro rata basis (possibly to zero). See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal is illustrated below.

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

Living Benefits Rider Fee

A rider fee, 0.75% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities - Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM

5

investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities – Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the fifth rider anniversary);

6

•	annuitization; or

•	termination of your policy.

The living benefits rider may vary for certain policies and may not be available for all policies.

7

RETIREMENT INCOME BUILDER - BAI VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2004

to the

Prospectus dated May 1, 2004

FIXED ACCOUNT LIMITATIONS

Effective immediately, only for guaranteed period options of less than five years duration, we will not accept any premium payment in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in all guaranteed period options of less than 5 years duration exceeding $5,000. Please note these limitations do not apply to the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Retirement Income Builder – BAI Variable Annuity

dated May 1, 2004

RETIREMENT INCOME BUILDER – BAI VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2004

to the

Prospectus dated May 1, 2004

An optional “premium enhancement” rider is available at the time you buy your policy. If you elect this rider, each premium payment for the first four policy years will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The premium enhancement rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the premium enhancement rider in your state.

ANNUITY POLICY FEE TABLE AND EXAMPLES

The following tables describe the fees and expense that you will pay when buying, owing, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted.

Policy Owner Transaction Expenses:
Maximum Surrender Charge (as a % of premium payments surrendered)(1)
Optional Premium Enhancement Rider	8%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

1

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(2)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1159	$1873	$2696	$4527
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$431	$1310	$2213	$4527

(1)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made. If you elect the “premium enhancement” rider, the surrender charge is higher and lasts longer than under a base policy, and the amount you may withdraw each year during the accumulation phase free of surrender charge is not cumulative.

(2)	The Example assumes that you elect the “premium enhancement” rider and that you elect other options and features with the highest combination of total charges. The Example does not reflect the cost for the Living Benefits Rider or any other riders offered by a supplement to the prospectus. The expenses would be higher if the charges for such benefits were added.

Premium Enhancement Rider

You may only elect the premium enhancement rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment for the first four policy years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 1.5%; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

Transamerica may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.

This benefit is not available if the owner or annuitant is age 71 or older on the policy date.

Rider Fee. There is no specific charge for the premium enhancement but the surrender charge is higher and lasts longer if you elect the rider. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Surrender Charge. You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you surrender

2

money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

Please note that if you elect this rider, your “free amount” is not cumulative, unlike the base policy which has a cumulative free amount. See Sections 5, EXPENSES and Section 6, ACCESS TO YOUR MONEY in the prospectus. This non-cumulative nature of the free amount may increase the amount of surrender charge you pay for a full or partial surrender.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment if you elect the premium enhancement rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0-1	8%
1-2	8%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	2%
more than 7	0%

Other. You cannot elect the Liquidity Rider or the Value Rider if you elect this rider.

Termination. The rider is irrevocable.

The premium enhancement rider may vary for certain policies and may not be available for all policies.

3

RETIREMENT INCOME BUILDER – BAI VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2004

to the

Statement of Additional Information dated May 1, 2004

LIVING BENEFITS RIDER ADJUSTED PARTIAL SURRENDERS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value pro rata. The amount of the reduction is equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Retirement Income Builder – BAI Variable Annuity dated May 1, 2004

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial

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withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

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Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

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Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

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PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

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New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

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STATEMENT OF ADDITIONAL INFORMATION

RETIREMENT INCOME BUILDER - BAI

(Formerly known as Retirement Income Builder III Variable Annuity)

VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA K

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, NE

Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Retirement Income Builder - BAI (Formerly known as Retirement Income Builder III Variable Annuity) Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2004, by calling 1-800-525-6205, or by writing to the administrative and service office, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.

Dated: May 1, 2004

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office— Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The street address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant—The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month following the month after the annuitant attains age 98. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage—The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment (“EIA”)—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

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Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on [the portion of the requested partial surrender that is subject to surrender charge]); plus

•	interest credited to the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees and other charges, if any.

Policy Year—A policy year begins on the policy date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA K, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

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Surrender Charge—The applicable contingent deferred sales charge, assessed on certain full surrenders or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)—Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner’s spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy in some situations.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the deceased owner’s spouse) because the owner dies before the annuitant, the adjusted policy value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, and the application, constitute the entire policy between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the money market portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

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Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from the guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula which will be used to determine the excess interest adjustment is:

S*(G-C)* (M/12)

S	=	Gross amount being withdrawn that is subject to the excess interest adjustment.

G	=	Guaranteed interest rate applicable to S.

C	=	Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than “M”. If this policy form or such a guaranteed period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

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Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00* (.055 - .095)* (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 52,537.62 - 57,161.18 = -4,623.54
Adjusted policy value	= policy value + excess interest adjustment = 57,161.18 - 4,623.54 = 52,537.64
Portion of Surrender Charge – free amount which is deducted from earnings	= Policy Value – Premium = 57,161.18 – 4,623.54 = 52,537.62
Portion of Surrender Charge – free amount which is deducted from premium	= 17,148.35 – 7,161.18 = 9,987.17
Surrender charge	= (50,000 – 9,987.17)* .06 = 2,400.77
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 – 4,623.54 – 2,400.77
= 50,136.87
Minimum Cash Value	= 90% * 50,000 * 1.03 ^ 2.5 – 48,451.32
The Cash Value of $50,136.87 is greater than the minimum of $48,451.32

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .20 = 11,432.24
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S* (G - C)* (M/12)
= 50,000* (.055 - .045)* (30/12)
= 1,250.00
Adjusted policy value	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18
Portion of Surrender Charge – free amount which is deducted from earnings	= Policy Value – Premium = 57,161.18 – 50,000 = 7,161.18
Portion of Surrender Charge – free amount which is deducted from premium	= 11,432.24 – 7,161.18 = 4,271.06
Surrender charge	= (50,000 – 4,271.06)* .06 = 2,743.74
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 + 1,250 – 2,743.74
= 55,667.44
Minimum Cash Value	= 90% * 50,000 * 1.03 ^ 2.5 – 48,451.32
The Cash Value of $55,667.44 is greater than the minimum of $48,451.32

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;

E	=	the excess interest adjustment; and

SC	=	the surrender charges on (EPW - E); where

EPW	=	the excess partial withdrawal amount.

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Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$30,000 (requested withdrawal amount after penalties); middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Excess Interest adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18 * .20 = 11,432.24
Amount free of excess interest adjustment	= 7,161.18
Excess interest adjustment/surrender charge
S = 30,000 – 7,161.18 = 22,838.82
G = .055
C = .065
M = 30
E = 22,838.82 * (.055 - .065) * (30/12) = - 570.97
EPW = 30,000.00 - 11,432.24 = 18,567.76

To receive the full $30,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 18,567.76/(1 - .06) = 19,752.94

SC = .06 * (19,752.94 – (-570.97)) = 1,219.44
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E + surrender charge)
= 57,161.18 - (30,000.00 - (-570.97) + 1,219.44) = 25,370.77

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$30,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Surrender charge free amount at middle of policy year 3	57,161.18 * .20 = 11,432.24
Amount free of excess interest adjustment	7,161.18
Excess interest adjustment / surrender charge
S = 30,000 - 7,161.18 = 22,838.82
G = .055
C = .045
M = 30
E = 22,838.82* (.055 - .045)* (30/12) = 570.97
EPW = 30,000 - 11,432.24 = 18,567.76

To receive the full $30,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 18,567.76/(1 - .06) = 19,752.94

SC = .06 * (19,752.94 - 570.97) = 1,150.92
Remaining policy value at middle of policy year 3	= 57,161.18 (R - E + surrender charge)
= 57,161.18 - (30,000 - 570.97 + 1,150.92) = 26,581.23

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

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Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made using (1) life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid guaranteed amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table” using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

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Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by and amount called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the gross partial surrender amount;

(2)	is the adjustment factor = current death benefit prior to the gross partial surrender divided by the policy value prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$10,000	surrender charge-free amount (assumes 20% cumulative free percentage is available)
$5,000	excess partial surrender— (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$294	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 - 100)
$5,194	reduction in policy value due to excess partial surrender = 5000 - 100 + 294
$15,194	total gross partial surrender
$22,791	adjusted partial surrender = [15,194 * (75,000/50,000)]
$52,209	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,791
$34,806	new policy value (after surrender) = 50,000 - 10,000 - 5,194

Summary:
Reduction in guaranteed minimum death benefit	= $	22,791
Reduction in policy value	= $	15,194

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Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$11,250	surrender charge-free amount (assumes 15% cumulative free percentage is available)
$3,750	excess partial surrender—(amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$231	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750-(-100)]
$4,081	reduction in policy value due to excess partial surrender = 3750 - (-100) + 231 = 3750 + 100 + 231
$15,331	total gross partial surrender
$15,331	adjusted partial surrender = [(11,250 + 4,081) * (75,000/75,000)]
$34,669	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
$59,669	new policy value (after surrender) = 75,000 - 11,250 - 4,081

Summary:

Reduction in guaranteed minimum death benefit	= $	15,331
Reduction in policy value	= $	15,331

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death.

Upon receipt at our administrative and service office of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

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If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed: within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

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Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment.

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Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			5.0%
Life & 10 Years Certain
Male Age 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the

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United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

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Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 ½ or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 ½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

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We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 ½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 ½ (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 ½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection

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with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 ½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

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INVESTMENT EXPERIENCE

A “Net Investment Factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “Net Investment Factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

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Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assume the Annual Step-Up Death Benefit is in effect and no optional riders or benefits are elected.)

Investment Experience Factor =	(A + B - C) - E
D

Where: A	=	The Net Asset Value of an underlying fund share as of the end of the current valuation period.
		Assume	A = $11.57

B	=	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
		Assume	B = 0

C	=	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
		Assume	C = 0

D	=	The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
		Assume	D = $11.40

E	=	The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions) totals 1.50% on an annual basis.
		On a daily basis	= .0000407916

Then, the Investment Experience Factor =	(11.57+ 0 - 0) - .0000407916 = Z = 1.0148714891
11.40

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A	=	The accumulation unit value for the immediately preceding valuation period.
		Assume	= $X

B	=	The Net Investment Factor for the current valuation period.
		Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on

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the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b) is the net investment factor for that subaccount for the valuation period; and

(c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.30% (for the Return of Premium Death Benefit) or 1.50% (for the Annual Step-Up Death Benefit) or 1.50% of the daily net asset value of a fund share held in that subaccount. (For calculating annuity payments, the factor is 1.25% for all death benefits).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

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Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period.
	Assume	= $X

B =	Investment Experience Factor for the valuation period for which the annuity unit value is being Calculated.
	Assume	= Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
	Assume	= Z

Then, the annuity unit value is: $X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment =	A * B
$1,000

Where: A =	The policy value as of the annuity commencement date.
	Assume	= $X

B =	The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
	Assume	= $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where: A =	The dollar amount of the first monthly variable annuity payment.
	Assume	= $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.
	Assume	= $Y

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Then, the number of annuity units =	$X = Z
$Y

BENEFICIARY EARNINGS ENHANCEMENT RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

EXAMPLE 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on the date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of surrender = $150,000 - $100,000 - $25,000 + $0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $80,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

EXAMPLE 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER — ADDITIONAL

INFORMATION

Assume the Beneficiary Earnings Enhancement- Extra II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the

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Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

EXAMPLE

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 - $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

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Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market subaccount will be lower than the yield for the Transamerica Money Market portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Transamerica Money Market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market portfolio, the types and quality of portfolio securities held by the Transamerica Money Market portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI - ES)/(U * UV)) + 1)6 - 1)

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Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	=	Expenses of the subaccount for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount’s underlying fund portfolio, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

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Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV/P) –1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s

31

contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and, as necessary, state insurance laws. The offering of the policies is continuous and we do not anticipate discontinuing the offering of the policies, however, we reserve the right to do so.

Our affiliate, AFSG Securities Corporation (“AFSG”), serves as principal underwriter for the policies. AFSG was incorporated in Pennsylvania, and its home office is located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. AFSG, like us, is an indirect, wholly owned subsidiary of AEGON USA. AFSG is registered as broker-dealer with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 and, as necessary, with the securities commissions in the states in which it operates, and is a member of NASD, Inc. The policies are offered to the public through broker-dealers (“selling firms”) licensed under the federal securities laws and state insurance laws that have entered into selling agreement with AFSG. The policies are sold through registered representatives of the selling firms who are appointed as our insurance agents. Commissions are paid to the selling firms under their respective agreements with AFSG.

During 2003 and 2002 the amount paid to AFSG and/or the selling firms for their services regarding the policies was $6,979,470.97 and $11,006,338.01 respectively. AFSG passes through commissions it receives to the selling firms for their respective sales, and does not retain any portion of those commissions in return for its services as principal underwriter of the policies. However, under the agreement between us and AFSG, we pay AFSG’s operating and other expenses.

We and/or AFSG may pay the selling firms additional amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for its sales representatives; and (4) other sales expenses incurred by a selling firm and its

32

representatives. We and/or AFSG may make payments to a selling firm based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act, as amended, or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

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CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of the subaccounts of Separate Account VA K which are available for investment by Retirement Income Builder - BAI Variable Annuity (Formerly known as Retirement Income Builder III Variable Annuity) contract owners as of December 31, 2003, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

34

Appendix A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Total Separate Account Annual Expenses: 2.00%

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Asset Allocation - Conservative Portfolio - Initial Class(1) 2003 2002	$ $	0.893465 1.000000	$ $	1.076670 0.893465	1,099,957.737 127,973.849
Asset Allocation - Growth Portfolio - Initial Class(1) 2003 2002	$ $	0.802225 1.000000	$ $	1.028744 0.802225	30,576.885 100.000
Asset Allocation - Moderate Portfolio - Initial Class(1) 2003 2002	$ $	0.865078 1.000000	$ $	1.059046 0.865078	1,810,386.551 530,746.479
Asset Allocation - Moderate Growth Portfolio – Initial Class(1) 2003 2002	$ $	0.836600 1.000000	$ $	1.043050 0.836600	2,138,692.122 962,428.276
AEGON Bond - Initial Class(1) 2003 2002	$ $	1.063913 1.000000	$ $	1.087736 1.063913	378,068.068 264,247.081
Capital Guardian Global - Initial Class(1) 2003 2002	$ $	1.006802 1.000000	$ $	1.358262 1.006802	236,074.493 29,792.817
Capital Guardian U.S. Equity - Initial Class(1) 2003 2002	$ $	1.025215 1.000000	$ $	1.371997 1.025215	77,839.172 33,559.724
Capital Guardian Value - Initial Class(1) 2003 2002	$ $	0.989544 1.000000	$ $	1.305638 0.989544	357,225.862 228,337.892
Clarion Real Estate Securities - Initial Class(2) 2003		$1.000000		$1.265251	0.000
Federated Growth & Income - Initial Class(1) 2003 2002	$ $	0.925497 1.000000	$ $	1.150942 0.925497	158,196.416 101,149.115
J.P. Morgan Mid Cap Value - Initial Class(1)a 2003 2002	$ $	0.798370 1.000000	$ $	1.028652 0.798370	294,998.734 120,795.371
Janus Growth - Initial Class (1) 2003 2002	$ $	0.792176 1.000000	$ $	1.025625 0.792176	21,872.205 194.402
Jennison Growth - Initial Class(1) 2003 2002	$ $	0.749982 1.000000	$ $	0.946858 0.749982	0.000 100.000
MFS High Yield - Initial Class(1) 2003 2002	$ $	0.985166 1.000000	$ $	1.137199 0.985166	711.676 100.000
PIMCO Total Return - Initial Class(1) 2003 2002	$ $	1.048045 1.000000	$ $	1.077880 1.048045	1,933,595.652 1,112,857.284
Salomon All Cap - Initial Class(2) 2003		$1.000000		$1.274643	0.000

35

Total Separate Account Annual Expenses: 2.00%

(continued)

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Third Avenue Value - Initial Class(1) 2003 2002	$ $	0.810528 1.000000	$ $	1.090750 0.810528	193,909.956 149,488.819
T. Rowe Price Equity Income - Initial Class(1) 2003 2002	$ $	0.837245 1.000000	$ $	1.030895 0.837245	689,336.643 255,288.886
T. Rowe Price Small Cap - Initial Class(1) 2003 2002	$ $	0.740575 1.000000	$ $	1.019424 0.740575	381,281.208 142,500.728
Transamerica Convertible Securities - Initial Class(2) 2003		$1.000000		$1.152367	0.000
Transamerica Equity - Initial Class(1) 2003 2002	$ $	0.839042 1.000000	$ $	1.079452 0.839042	155,113.498 65,403.478
Transamerica Growth Opportunities - Initial Class(2) 2003		$1.000000		$1.250499	6,962.339
Transamerica Money Market - Initial Class(1) 2003 2002	$ $	0.995877 1.000000	$ $	0.984096 0.995877	233,186.103 147,200.809
Transamerica Small/Mid Cap Value - Initial Class(1)(b) 2003 2002	$ $	0.621914 1.000000	$ $	1.163563 0.621914	27,678.575 28,168.065
Van Kampen Emerging Growth - Initial Class(1) 2003 2002	$ $	0.720625 1.000000	$ $	0.905415 0.720625	46,594.849 27,537.132
PAM Transamerica U.S. Government Securities - Service Class(3) 2003		$1.000000		$1.009640	0.000
AIM V.I. Capital Appreciation Fund - Series II(1) 2003 2002	$ $	0.790416 1.000000	$ $	1.001083 0.790416	43,078.526 21,572.491
AIM V.I. Core Equity Fund - Series II(1) 2003 2002	$ $	0.842258 1.000000	$ $	1.025198 0.842258	77,787.471 60,147.853
AIM V.I. Premier Equity Fund - Series II(1) 2003 2002	$ $	0.766898 1.000000	$ $	0.938553 0.766898	3,464.179 100.000
AllianceBernstein Premier Growth Portfolio - Class B(1) 2003 2002	$ $	0.779803 1.000000	$ $	0.943168 0.779803	4,437.003 6,167.743
AllianceBernstein Technology Portfolio - Class B(1) 2003 2002	$ $	0.675001 1.000000	$ $	0.951577 0.675001	188,196.656 4,486.579
Franklin Small Cap Fund - Class 2(1) 2003 2002	$ $	0.757678 1.000000	$ $	1.019507 0.757678	216,192.664 144,047.307
Franklin Small Cap Value Securities Fund - Class 2(2) 2003		$1.000000		$1.316223	10,228.534
Mutual Shares Securities Fund - Class 2(1) 2003 2002	$ $	0.841486 1.000000	$ $	1.032470 0.841486	308,814.273 228,045.479
Templeton Foreign Securities Fund - Class 2(1) 2003 2002	$ $	0.781677 1.000000	$ $	1.013228 0.781677	305,309.315 186,196.681

36

Total Separate Account Annual Expenses: 2.00%

(continued)

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Janus Aspen – Worldwide Growth Portfolio – Service Shares(1) 2003 2002	$ $	0.777523 1.000000	$ $	0.942814 0.777523	30,642.421 3,352.854
MFS Emerging Growth Series – Service Class(1) 2003 2002	$ $	0.744027 1.000000	$ $	0.947794 0.744027	848.837 100.000
MFS Research Series – Service Class(1) 2003 2002	$ $	0.782166 1.000000	$ $	0.953695 0.782166	37,983.679 31,597.045
MFS Total Return Series – Service Class(1) 2003 2002	$ $	0.914431 1.000000	$ $	1.040000 0.914431	1,929,180.665 525,356.273
MFS Utilities Series – Service Class(1) 2003 2002	$ $	0.833731 1.000000	$ $	1.108163 0.833731	56,384.153 8,658.601
Nations Asset Allocation Portfolio(2) 2003		$1.000000		$1.133046	0.000
Nations High Yield Bond Portfolio(1) 2003 2002	$ $	0.956633 1.000000	$ $	1.230540 0.956633	542,977.925 264,017.507
Nations International Value Portfolio(1) 2003 2002	$ $	0.788193 1.000000	$ $	1.169016 0.788193	64,692.987 70,198.086
Nations Marsico Focused Equities Portfolio(1) 2003 2002	$ $	0.788205 1.000000	$ $	1.002896 0.788205	522,345.246 585,968.413
Nations Marsico Growth Portfolio(1) 2003 2002	$ $	0.783344 1.000000	$ $	1.028561 0.783344	1,633,428.587 186,296.019
Nations Marsico International Opportunities Portfolio(1) 2003 2002	$ $	0.853816 1.000000	$ $	1.174023 0.853816	199,083.028 52,708.694
Nations Marsico 21st Century Portfolio(1) 2003 2002	$ $	0.865560 1.000000	$ $	1.263270 0.865560	333,765.584 19,645.406
Nations MidCap Growth Portfolio(1) 2003 2002	$ $	0.731895 1.000000	$ $	0.914662 0.731895	347,289.776 161,850.068
Nations Small Company Portfolio(2) 2003		$1.000000		$1.328237	0.000
Nations Value Portfolio(2) 2003		$1.000000		$1.249393	33,673.360
Oppenheimer Capital Appreciation Fund/VA – Service Shares(1) 2003 2002	$ $	0.782202 1.000000	$ $	1.002224 0.782202	14,453.116 12,234.040
Oppenheimer Main Street Fund/VA – Service Shares(1) 2003 2002	$ $	0.801854 1.000000	$ $	0.993984 0.801854	57,055.705 42,873.612
Oppenheimer Strategic Bond Fund/VA – Service Shares(1) 2003 2002	$ $	1.024132 1.000000	$ $	1.176351 1.024132	59,708.356 36,911.806
Putnam VT Growth and Income Fund – Class IB Shares(1) 2003 2002	$ $	0.811748 1.000000	$ $	1.013755 0.811748	18,931.778 7,151.233

37

Total Separate Account Annual Expenses: 2.00%

(continued)

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Putnam VT Research Fund – Class IB Shares(1) 2003 2002	$ $	0.809918 1.000000	$ $	0.995133 0.809918	0.000 100.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(1) 2003 2002	$ $	0.815553 1.000000	$ $	1.039687 0.815553	302,002.032 156,068.077
Fidelity – VIP Growth Portfolio – Service Class 2(1) 2003 2002	$ $	0.741475 1.000000	$ $	0.963507 0.741475	172,729.976 37,918.393
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(1) 2003 2002	$ $	0.814079 1.000000	$ $	1.032825 0.814079	0.000 100.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(1) 2003 2002	$ $	0.854204 1.000000	$ $	1.157817 0.854204	305,545.980 152,862.836
Fidelity – VIP Value Strategies Portfolio – Service Class 2(2) 2003		$1.000000		$1.473285	83,498.944
Fidelity – VIP Index 500 Portfolio – Service Class 2(2) 2003		$1.000000		$1.207775	27,260.089

38

Total Separate Account Annual Expenses: 1.90%

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Asset Allocation - Conservative Portfolio - Initial Class(1) 2003 2002	$ $	0.894049 1.000000	$ $	1.078438 0.894049	257,477.475 28,341.292
Asset Allocation - Growth Portfolio - Initial Class(1) 2003 2002	$ $	0.802746 1.000000	$ $	1.030415 0.802746	12,818.160 4,274.298
Asset Allocation - Moderate Portfolio - Initial Class(1) 2003 2002	$ $	0.865641 1.000000	$ $	1.060760 0.865641	561,098.048 239,946.714
Asset Allocation - Moderate Growth Portfolio – Initial Class(1) 2003 2002	$ $	0.837140 1.000000	$ $	1.044748 0.837140	55,329.335 48,409.302
AEGON Bond - Initial Class(1) 2003 2002	$ $	1.064610 1.000000	$ $	1.089505 1.064610	260,267.163 139,995.647
Capital Guardian Global - Initial Class(1) 2003 2002	$ $	1.007215 1.000000	$ $	1.360165 1.007215	0.000 2,110.587
Capital Guardian U.S. Equity - Initial Class(1) 2003 2002	$ $	1.025642 1.000000	$ $	1.373920 1.025642	0.000 100.000
Capital Guardian Value - Initial Class(1) 2003 2002	$ $	0.989949 1.000000	$ $	1.307455 0.989949	95,109.967 10,045.965
Clarion Real Estate Securities – Initial Class(2) 2003		$1.000000		$1.266082	0.000
Federated Growth & Income - Initial Class(1) 2003 2002	$ $	0.926092 1.000000	$ $	1.152799 0.926092	44,270.287 30,645.067
J.P. Morgan Mid Cap Value - Initial Class(1)a 2003 2002	$ $	0.798892 1.000000	$ $	1.030336 0.798892	104,095.192 7,005.447
Janus Growth – Initial Class (1) 2003 2002	$ $	0.792696 1.000000	$ $	1.027309 0.792696	13,980.237 4,047.587
Jennison Growth - Initial Class(1) 2003 2002	$ $	0.750476 1.000000	$ $	0.948406 0.750476	0.000 100.000
MFS High Yield - Initial Class(1) 2003 2002	$ $	0.985806 1.000000	$ $	1.139050 0.985806	67,081.159 34,972.227
PIMCO Total Return - Initial Class(1) 2003 2002	$ $	1.048720 1.000000	$ $	1.079628 1.048720	825,473.965 318,225.411
Salomon All Cap – Initial Class(2) 2003		$1.000000		$1.275473	0.000
Third Avenue Value - Initial Class(1) 2003 2002	$ $	0.811052 1.000000	$ $	1.092513 0.811052	89,148.449 65,083.609
T. Rowe Price Equity Income - Initial Class(1) 2003 2002	$ $	0.837795 1.000000	$ $	1.032587 0.837795	121,635.516 66,209.230

39

Total Separate Account Annual Expenses: 1.90%

(continued)

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
T. Rowe Price Small Cap - Initial Class(1) 2003 2002	$ $	0.741054 1.000000	$ $	1.021080 0.741054	40,353.900 6,234.199
Transamerica Convertible Securities – Initial Class(2) 2003		$1.000000		$1.153116	15,491.517
Transamerica Equity - Initial Class(1) 2003 2002	$ $	0.839601 1.000000	$ $	1.081237 0.839601	55,188.661 55,166.771
Transamerica Growth Opportunities – Initial Class(2) 2003		$1.000000		$1.250499	0.000
Transamerica Money Market - Initial Class(1) 2003 2002	$ $	0.996543 1.000000	$ $	0.985732 0.996543	84,435.414 23,400.988
Transamerica Small/Mid Cap Value - Initial Class(1)b 2003 2002	$ $	0.622319 1.000000	$ $	1.165471 0.622319	0.000 100.000
Van Kampen Emerging Growth - Initial Class(1) 2003 2002	$ $	0.721093 1.000000	$ $	0.905415 0.721093	46,594.849 35,795.481
PAM Transamerica U.S. Government Securities – Service Class(3) 2003		$1.000000		$1.009797	0.000
AIM V.I. Capital Appreciation Fund – Series II(1) 2003 2002	$ $	0.790938 1.000000	$ $	1.002723 0.790938	3,326.348 2,942.931
AIM V.I. Core Equity Fund – Series II(1) 2003 2002	$ $	0.842812 1.000000	$ $	1.025198 0.842812	77,787.471 100.000
AIM V.I. Premier Equity Fund – Series II(1) 2003 2002	$ $	0.767409 1.000000	$ $	0.940107 0.767409	0.000 100.000
AllianceBernstein Premier Growth Portfolio – Class B(1) 2003 2002	$ $	0.780314 1.000000	$ $	0.944720 0.780314	22,532.497 28,096.479
AllianceBernstein Technology Portfolio – Class B(1) 2003 2002	$ $	0.675445 1.000000	$ $	0.953123 0.675445	0.000 3,024.966
Franklin Small Cap Fund – Class 2(1) 2003 2002	$ $	0.758174 1.000000	$ $	1.021183 0.758174	73,909.923 71,621.174
Franklin Small Cap Value Securities Fund – Class 2(2) 2003		$1.000000		$1.317092	0.000
Mutual Shares Securities Fund – Class 2(1) 2003 2002	$ $	0.842039 1.000000	$ $	1.034160 0.842039	123,371.293 84,176.205
Templeton Foreign Securities Fund – Class 2(1) 2003 2002	$ $	0.782197 1.000000	$ $	1.014900 0.782197	106,103.991 49,872.665
Janus Aspen – Worldwide Growth Portfolio – Service Shares(1) 2003 2002	$ $	0.778037 1.000000	$ $	0.944358 0.778037	6,274.661 5,803.228
MFS Emerging Growth Series – Service Class(1) 2003 2002	$ $	0.744517 1.000000	$ $	0.947794 0.744517	0.000 100.000

40

Total Separate Account Annual Expenses: 1.90%

(continued)

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
MFS Research Series – Service Class(1) 2003 2002	$ $	0.782685 1.000000	$ $	0.955267 0.782685	15,089.918 4,023.497
MFS Total Return Series – Service Class(1) 2003 2002	$ $	0.915031 1.000000	$ $	1.041693 0.915031	160,616.543 82,104.068
MFS Utilities Series – Service Class(1) 2003 2002	$ $	0.834276 1.000000	$ $	1.109984 0.834276	44,123.339 19,154.543
Nations Asset Allocation Portfolio(2) 2003		$1.000000		$1.133783	0.000
Nations High Yield Bond Portfolio(1) 2003 2002	$ $	0.957255 1.000000	$ $	1.232551 0.957255	217,307.922 85,360.338
Nations International Value Portfolio(1) 2003 2002	$ $	0.788710 1.000000	$ $	1.170916 0.788710	6,537.135 6,653.514
Nations Marsico Focused Equities Portfolio(1) 2003 2002	$ $	0.788723 1.000000	$ $	1.030239 0.788723	164,950.254 82,737.682
Nations Marsico Growth Portfolio(1) 2003 2002	$ $	0.783862 1.000000	$ $	1.004546 0.783862	325,778.802 165,569.815
Nations Marsico International Opportunities Portfolio(1) 2003 2002	$ $	0.854371 1.000000	$ $	1.175924 0.854371	78,500.521 63,321.478
Nations Marsico 21st Century Portfolio(1) 2003 2002	$ $	0.866127 1.000000	$ $	1.265334 0.866127	81.864 100.000
Nations MidCap Growth Portfolio(1) 2003 2002	$ $	0.732378 1.000000	$ $	0.916162 0.732378	72,919.198 57,521.136
Nations Small Company Portfolio(2) 2003		$1.000000		$1.329096	0.000
Nations Value Portfolio(2) 2003		$1.000000		$1.250214	15,225.063
Oppenheimer Capital Appreciation Fund/VA – Service Shares(1) 2003 2002	$ $	0.782712 1.000000	$ $	1.003859 0.782712	5,845.973 5,912.321
Oppenheimer Main Street Fund/VA – Service Shares(1) 2003 2002	$ $	0.802386 1.000000	$ $	0.995615 0.802386	90,552.932 97,571.003
Oppenheimer Strategic Bond Fund/VA – Service Shares(1) 2003 2002	$ $	1.024810 1.000000	$ $	1.178286 1.024810	29,846.738 7,818.821
Putnam VT Growth and Income Fund – Class IB Shares(1) 2003 2002	$ $	0.812286 1.000000	$ $	1.015420 0.812286	99,187.332 78,261.338
Putnam VT Research Fund – Class IB Shares(1) 2003 2002	$ $	0.810449 1.000000	$ $	0.996771 0.810449	0.000 100.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(1) 2003 2002	$ $	0.816095 1.000000	$ $	1.041.387 0.816095	104,038.434 73,051.702

41

Total Separate Account Annual Expenses: 1.90%

(continued)

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Fidelity – VIP Growth Portfolio – Service Class 2(1) 2003 2002	$ $	0.741958 1.000000	$ $	0.965083 0.741958	56,532.169 12,983.790
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(1) 2003 2002	$ $	0.814613 1.000000	$ $	1.032825 0.814613	0.000 100.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(1) 2003 2002	$ $	0.854769 1.000000	$ $	1.159731 0.854769	61,496.927 39,449.872
Fidelity – VIP Value Strategies Portfolio – Service Class 2(2) 2003		$1.000000		$1.474250	0.000
Fidelity – VIP Index 500 Portfolio – Service Class 2(2) 2003		$1.000000		$1.208577	0.000

42

Total Separate Account Annual Expenses: 1.80%

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation - Conservative Portfolio - Initial Class(1) 2003	$1.000000	$1.157293	56,936.632
Asset Allocation - Growth Portfolio - Initial Class(1) 2003	$1.000000	$1.246723	73,145.268
Asset Allocation - Moderate Portfolio - Initial Class(1) 2003	$1.000000	$1.179013	185,044.175
Asset Allocation - Moderate Growth Portfolio – Initial Class(1) 2003	$1.000000	$1.204321	17,832.604
AEGON Bond - Initial Class(1) 2003	$1.000000	$1.007420	6,531.411
Capital Guardian Global - Initial Class(1) 2003	$1.000000	$1.310361	0.000
Capital Guardian U.S. Equity - Initial Class(1) 2003	$1.000000	$1.249111	0.000
Capital Guardian Value - Initial Class(1) 2003	$1.000000	$1.283031	18,403.961
Clarion Real Estate Securities – Initial Class(2) 2003	$1.000000	$1.266910	0.000
Federated Growth & Income - Initial Class(1) 2003	$1.000000	$1.189593	32,109.846
J.P. Morgan Mid Cap Value - Initial Class(1)[a] 2003	$1.000000	$1.255292	8,201.045
Janus Growth – Initial Class (1) 2003	$1.000000	$1.204299	0.000
Jennison Growth - Initial Class(1) 2003	$1.000000	$1.202844	0.000
MFS High Yield - Initial Class(1) 2003	$1.000000	$1.082529	8,240.746
PIMCO Total Return - Initial Class(1) 2003	$1.000000	$1.009974	516,628.306
Salomon All Cap – Initial Class(2) 2003	$1.000000	$1.276306	0.000
Third Avenue Value - Initial Class(1) 2003	$1.000000	$1.342270	3,273.137
T. Rowe Price Equity Income - Initial Class(1) 2003	$1.000000	$1.216366	0.000
T. Rowe Price Small Cap - Initial Class(1) 2003	$1.000000	$1.332248	6,985.436
Transamerica Convertible Securities – Initial Class(2) 2003	$1.000000	$1.153874	88,424.926
Transamerica Equity - Initial Class(1) 2003	$1.000000	$1.211191	46,007.987
Transamerica Growth Opportunities – Initial Class(2) 2003	$1.000000	$1.252147	17,077.088
Transamerica Money Market - Initial Class(1) 2003	$1.000000	$0.992961	0.000
Van Kampen Emerging Growth - Initial Class(1) 2003	$1.000000	$1.189515	0.000
PAM Transamerica U.S. Government Securities – Service Class(3) 2003	$1.000000	$1.009950	0.000
AIM V.I. Capital Appreciation Fund – Series II(1) 2003	$1.000000	$1.222780	0.000
AIM V.I. Core Equity Fund – Series II(1) 2003	$1.000000	$1.205470	0.000
AIM V.I. Premier Equity Fund – Series II(1) 2003	$1.000000	$1.174676	0.000

43

Total Separate Account Annual Expenses: 1.80%

(continued)

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AllianceBernstein Premier Growth Portfolio – Class B(1) 2003	$1.000000	$1.147381	0.000
AllianceBernstein Technology Portfolio – Class B(1) 2003	$1.000000	$1.315429	0.000
Franklin Small Cap Fund – Class 2(1) 2003	$1.000000	$1.313794	28,480.019
Franklin Small Cap Value Securities Fund – Class 2(2) 2003	$1.000000	$1.317941	23,702.449
Mutual Shares Securities Fund – Class 2(1) 2003	$1.000000	$1.195869	10,662.918
Templeton Foreign Securities Fund – Class 2(1) 2003	$1.000000	$1.309264	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares(1) 2003	$1.000000	$1.237528	0.000
MFS Emerging Growth Series – Service Class(1) 2003	$1.000000	$1.192452	0.000
MFS Research Series – Service Class(1) 2003	$1.000000	$1.180823	0.000
MFS Total Return Series – Service Class(1) 2003	$1.000000	$1.122064	46,440.581
MFS Utilities Series – Service Class(1) 2003	$1.000000	$1.226123	0.000
Nations Asset Allocation Portfolio(2) 2003	$1.000000	$1.134528	0.000
Nations High Yield Bond Portfolio(1) 2003	$1.000000	$1.149563	67,951.607
Nations Marsico Focused Equities Portfolio(1) 2003	$1.000000	$1.239099	16,187.211
Nations Marsico Growth Portfolio(1) 2003	$1.000000	$1.233536	121,410.168
Nations Marsico International Opportunities Portfolio(1) 2003	$1.000000	$1.336146	72,089.741
Nations Marsico 21st Century Portfolio(1) 2003	$1.000000	$1.350396	0.000
Nations MidCap Growth Portfolio(1) 2003	$1.000000	$1.226571	16,735.409
Nations Small Company Portfolio(2) 2003	$1.000000	$1.329964	0.000
Nations Value Portfolio(2) 2003	$1.000000	$1.251047	70,764.116
Oppenheimer Capital Appreciation Fund/VA – Service Shares(1) 2003	$1.000000	$1.228275	0.000
Oppenheimer Main Street Fund/VA – Service Shares(1) 2003	$1.000000	$1.206778	0.000
Oppenheimer Strategic Bond Fund/VA – Service Shares(1) 2003	$1.000000	$1.078548	11,412.372
Putnam VT Growth and Income Fund – Class IB Shares(1) 2003	$1.000000	$1.227814	0.000
Putnam VT Research Fund – Class IB Shares(1) 2003	$1.000000	$1.207253	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(1) 2003	$1.000000	$1.255584	76,987.443

44

Total Separate Account Annual Expenses: 1.80%

(continued)

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Growth Portfolio – Service Class 2(1) 2003	$1.000000	$1.242595	4,863.787
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(1) 2003	$1.000000	$1.207398	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(1) 2003	$1.000000	$1.209368	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2(2) 2003	$1.000000	$1.390047	16,230.831
Fidelity – VIP Index 500 Portfolio – Service Class 2(2) 2003	$1.000000	$1.475217	0.000

45

Total Separate Account Annual Expenses: 1.75%

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation - Conservative Portfolio - Initial Class(1)
2003	$0.894928	$1.081088	378,925.038
2002	$1.000000	$0.894928	141,657.271
Asset Allocation - Growth Portfolio - Initial Class(1)
2003	$0.803540	$1.032962	133,054.630
2002	$1.000000	$0.803540	64,588.2341
Asset Allocation - Moderate Portfolio - Initial Class(1)
2003	$0.866497	$1.063371	1,096,617.245
2002	$1.000000	$0.866497	153,677.551
Asset Allocation - Moderate Growth Portfolio – Initial Class(1)
2003	$0.837975	$1.047320	601,154.511
2002	$1.000000	$0.837975	477,603.5674
AEGON Bond - Initial Class(1)
2003	$1.065664	$1.092189	516,570.965
2002	$1.000000	$1.065664	120,139.234
Capital Guardian Global - Initial Class(1)
2003	$1.007837	$1.362999	36.226.160
2002	$1.000000	$1.007837	100.000
Capital Guardian U.S. Equity - Initial Class(1)
2003	$1.026279	$1.376794	75,576.811
2002	$1.000000	$1.026279	70,750.043
Capital Guardian Value - Initial Class(1)
2003	$0.990552	$1.310170	198,158.510
2002	$1.000000	$0.990552	26,776.895
Clarion Real Estate Securities – Initial Class(2)
2003	$1.000000	$1.267332	0.000
Federated Growth & Income - Initial Class(1)
2003	$0.927012	$1.155660	330,102.788
2002	$1.000000	$0.927012	189,113.594
J.P. Morgan Mid Cap Value - Initial Class(1)a
2003	$0.799684	$1.032883	185,676.026
2002	$1.000000	$0.799684	23,342.873
Janus Growth – Initial Class (1)
2003	$0.793483	$1.029827	26,406.897
2002	$1.000000	$0.793483	7,142.553
Jennison Growth - Initial Class(1)
2003	$0.751214	$0.950737	26,267.229
2002	$1.000000	$0.751214	100.000
MFS High Yield - Initial Class(1)
2003	$0.986777	$1.141867	39,399.040
2002	$1.000000	$0.986777	100.000
PIMCO Total Return - Initial Class(1)
2003	$1.049753	$1.082286	1,862.493.792
2002	$1.000000	$1.049753	431,968.835
Salomon All Cap – Initial Class(2)
2003	$1.000000	$1.276724	0.000
Third Avenue Value - Initial Class(1)
2003	$0.811859	$1.095215	136,514.372
2002	$1.000000	$0.811859	69,472.366

46

Total Separate Account Annual Expenses: 1.75%

(continued)

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
T. Rowe Price Equity Income - Initial Class(1)
2003	$0.838621	$1.035122	459,589.656
2002	$1.000000	$0.838621	81,899.649
T. Rowe Price Small Cap - Initial Class(1)
2003	$0.741792	$1.023607	244,067.802
2002	$1.000000	$0.741792	55,183.771
Transamerica Convertible Securities – Initial Class(2)
2003	$1.000000	$1.154251	4,746.993
Transamerica Equity - Initial Class(1)
2003	$0.840422	$1.083879	75,327429
2002	$1.000000	$0.840422	46,600.419
Transamerica Growth Opportunities – Initial Class(2)
2003	$1.000000	$1.252557	1,965.025
Transamerica Money Market - Initial Class(1)
2003	$0.997524	$0.988157	453,672.880
2002	$1.000000	$0.997524	476,274.834
Transamerica Small/Mid Cap Value - Initial Class(1)(b)
2003	$0.622937	$1.168346	7,344.303
2002	$1.000000	$0.622937	10,480.805
Van Kampen Emerging Growth - Initial Class(1)
2003	$0.721806	$0.909134	24,537.074
2002	$1.000000	$0.721806	19,967.840
PAM Transamerica U.S. Government Securities – Service Class(3)
2003	$1.000000	$1.010033	0.000
AIM V.I. Capital Appreciation Fund – Series II(1)
2003	$0.791715	$1.005183	228.908
2002	$1.000000	$0.791715	100.000
AIM V.I. Core Equity Fund – Series II(1)
2003	$0.843650	$1.029402	0.000
2002	$1.000000	$0.843650	100.000
AIM V.I. Premier Equity Fund – Series II(1)
2003	$0.768162	$0.942416	30,655.003
2002	$1.000000	$0.768162	296.616
AllianceBernstein Premier Growth Portfolio – Class B(1)
2003	$0.781084	$0.947042	70,579.655
2002	$1.000000	$0.781084	8,686.823
AllianceBernstein Technology Portfolio – Class B(1)
2003	$0.676115	$0.955487	1,132.700
2002	$1.000000	$0.676115	354.587
Franklin Small Cap Fund – Class 2(1)
2003	$0.758924	$1.023695	155,528.784
2002	$1.000000	$0.758924	86,386.217
Franklin Small Cap Value Securities Fund – Class 2(2)
2003	$1.000000	$1.318377	328.919
Mutual Shares Securities Fund – Class 2(1)
2003	$0.842869	$1.036706	295,973.152
2002	$1.000000	$0.842869	150,603.447
Templeton Foreign Securities Fund – Class 2(1)
2003	$0.782964	$1.017394	145,447.874
2002	$1.000000	$0.782964	36,997.005
Janus Aspen – Worldwide Growth Portfolio – Service Shares(1)
2003	$0.778805	$0.946682	55,406.256
2002	$1.000000	$0.778805	310.022

47

Total Separate Account Annual Expenses: 1.75%

(continued)

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
MFS Emerging Growth Series – Service Class(1)
2003	$0.745244	$0.951668	21,967.036
2002	$1.000000	$0.745244	27,482.444
MFS Research Series – Service Class(1)
2003	$0.783457	$0.957621	19,743.011
2002	$1.000000	$0.783457	26,472.970
MFS Total Return Series – Service Class(1)
2003	$0.915929	$1.044258	563,059.406
2002	$1.000000	$0.915929	156,452.975
MFS Utilities Series – Service Class(1)
2003	$0.835097	$1.112703	40,580.756
2002	$1.000000	$0.835097	100.000
Nations Asset Allocation Portfolio(2)
2003	$1.000000	$1.134901	0.000
Nations High Yield Bond Portfolio(1)
2003	$0.958211	$1.235606	389,185.895
2002	$1.000000	$0.958211	181,491.489
Nations International Value Portfolio(1)
2003	$0.789487	$1.173806	41,388.346
2002	$1.000000	$0.789487	44,350.564
Nations Marsico Focused Equities Portfolio(1)
2003	$0.784632	$1.032769	647,937.611
2002	$1.000000	$0.784632	150,242.189
Nations Marsico Growth Portfolio(1)
2003	$0.789505	$1.011164	445,294.476
2002	$1.000000	$0.789505	216,156.289
Nations Marsico International Opportunities Portfolio(1)
2003	$0.855218	$1.178829	220,223.862
2002	$1.000000	$0.855218	104,040.567
Nations Marsico 21st Century Portfolio(1)
2003	$0.866973	$1.268436	60,606.678
2002	$1.000000	$0.866973	41,268.068
Nations MidCap Growth Portfolio(1)
2003	$0.733106	$0.918425	167,166.501
2002	$1.000000	$0.733106	68,944.696
Nations Small Company Portfolio(2)
2003	$1.000000	$1.330404	0.000
Nations Value Portfolio(2)
2003	$1.000000	$1.251449	0.000
Oppenheimer Capital Appreciation Fund/VA – Service Shares(1)
2003	$0.783491	$1.006334	24,795.750
2002	$1.000000	$0.783491	19,285.258
Oppenheimer Main Street Fund/VA – Service Shares(1)
2003	$0.803174	$0.998072	202,707.740
2002	$1.000000	$0.803174	37,942.560
Oppenheimer Strategic Bond Fund/VA – Service Shares(1)
2003	$1.025816	$1.181176	45,964.635
2002	$1.000000	$1.025816	26,023.771
Putnam VT Growth and Income Fund – Class IB Shares(1)
2003	$0.813089	$1.017925	42,112.693
2002	$1.000000	$0.813089	32,294.032
Putnam VT Research Fund – Class IB Shares(1)
2003	$0.811251	$0.999231	0.000
2002	$1.000000	$0.811251	100.000

48

Total Separate Account Annual Expenses: 1.75%

(continued)

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Equity-Income Portfolio – Service Class 2(1)
2003	$0.816902	$1.043951	179,751.940
2002	$1.000000	$0.816902	72,982.556
Fidelity – VIP Growth Portfolio – Service Class 2(1)
2003	$0.742695	$0.967467	80,546.969
2002	$1.000000	$0.742695	14,096.769
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(1)
2003	$0.815420	$1.037056	0.000
2002	$1.000000	$0.815420	100.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(1)
2003	$0.855614	$1.162579	112,500.547
2002	$1.000000	$0.855614	35,672.360
Fidelity – VIP Value Strategies Portfolio – Service Class 2(2)
2003	$1.000000	$1.475706	21,732.851
Fidelity – VIP Index 500 Portfolio – Service Class 2(2)
2003	$1.000000	$1.209763	21,623.389

49

Total Separate Account Annual Expenses: 1.50%

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation - Conservative Portfolio - Initial Class(1)
2003	$0.896399	$1.085524	4,282,687.753
2002	$1.000000	$0.896399	1,257,237.237
Asset Allocation - Growth Portfolio - Initial Class(1)
2003	$0.804872	$1.037216	1,273,616.394
2002	$1.000000	$0.804872	489,407.644
Asset Allocation - Moderate Portfolio - Initial Class(1)
2003	$0.867926	$1.067759	9,587,798.960
2002	$1.000000	$0.867926	3,723,739.299
Asset Allocation - Moderate Growth Portfolio - Initial Class(1)
2003	$0.839352	$1.051623	8,495,052.479
2002	$1.000000	$0.839352	3,184,040.746
AEGON Bond - Initial Class(1)
2003	$1.067415	$1.096684	2,293,038.983
2002	$1.000000	$1.067415	1,207,125.063
Capital Guardian Global - Initial Class(1)
2003	$1.008862	$1.367745	40,111.539
2002	$1.000000	$1.008862	12,659.332
Capital Guardian U.S. Equity - Initial Class(1)
2003	$1.027322	$1.381581	252,936.823
2002	$1.000000	$1.027322	83,154.351
Capital Guardian Value - Initial Class(1)
2003	$0.991573	$1.314747	785,316.016
2002	$1.000000	$0.991573	353,170.955
Clarion Real Estate Securities - Initial Class(2)
2003	$1.000000	$1.269405	3,929.651
Federated Growth & Income - Initial Class(1)
2003	$0.928539	$1.160395	2,045,500.500
2002	$1.000000	$0.928539	828,059.131
J.P. Morgan Mid Cap Value - Initial Class(1)a
2003	$0.801003	$1.037132	1,157,125.476
2002	$1.000000	$0.801003	671,698.561
Janus Growth - Initial Class (1)
2003	$0.794788	$1.034067	244,906.350
2002	$1.000000	$0.794788	192,856.610
Jennison Growth - Initial Class(1)
2003	$0.752455	$0.954662	41,146.414
2002	$1.000000	$0.752455	100.000
MFS High Yield - Initial Class(1)
2003	$0.988400	$1.146546	209,994.082
2002	$1.000000	$0.988400	88,808.095
PIMCO Total Return - Initial Class(1)
2003	$1.051492	$1.086753	7,083,255.516
2002	$1.000000	$1.051492	2,390,619.107
Salomon All Cap - Initial Class(2)
2003	$1.000000	$1.278826	0.000
Third Avenue Value - Initial Class(1)
2003	$0.813193	$1.099725	1,077,193.861
2002	$1.000000	$0.813193	636,527.369
T. Rowe Price Equity Income - Initial Class(1)
2003	$0.840004	$1.039374	2,125,094.244
2002	$1.000000	$0.840004	905,118.217
T. Rowe Price Small Cap - Initial Class(1)
2003	$0.743017	$1.027813	1,015,197.335
2002	$1.000000	$0.743017	531,647.131

50

Total Separate Account Annual Expenses: 1.50%

(continued)

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica Convertible Securities - Initial Class(2)
2003	$1.000000	$1.156154	21,275.113
Transamerica Equity - Initial Class(1)
2003	$0.841808	$1.088346	1,355,390.691
2002	$1.000000	$0.841808	735,668.606
Transamerica Growth Opportunities - Initial Class(2)
2003	$1.000000	$1.254604	124,795.871
Transamerica Money Market - Initial Class(1)
2003	$0.999158	$0.992204	1,179,162.431
2002	$1.000000	$0.999158	1,406,318.530
Transamerica Small/Mid Cap Value - Initial Class(1)(b)
2003	$0.623965	$1.173131	82,263.467
2002	$1.000000	$0.623965	136,035.410
Van Kampen Emerging Growth - Initial Class(1)
2003	$0.722997	$0.912871	290,486.260
2002	$1.000000	$0.722997	117,149.380
PAM Transamerica U.S. Government Securities - Service Class(3)
2003	$1.000000	$1.010428	0.000
AIM V.I. Capital Appreciation Fund - Series II(1)
2003	$0.793030	$1.009328	112,957.495
2002	$1.000000	$0.793030	87,593.702
AIM V.I. Core Equity Fund - Series II(1)
2003	$0.845037	$1.033646	50,595.370
2002	$1.000000	$0.845037	41,991.240
AIM V.I. Premier Equity Fund - Series II(1)
2003	$0.769430	$0.946291	98,588.563
2002	$1.000000	$0.769430	74,969.248
AllianceBernstein Premier Growth Portfolio - Class B(1)
2003	$0.782376	$0.950930	178,372.460
2002	$1.000000	$0.782376	92,139.717
AllianceBernstein Technology Portfolio - Class B(1)
2003	$0.677233	$0.959422	19,434.073
2002	$1.000000	$0.677233	18,487.696
Franklin Small Cap Fund - Class 2(1)
2003	$0.760172	$1.027903	1,566,049.622
2002	$1.000000	$0.760172	790,434.003
Franklin Small Cap Value Securities Fund - Class 2(2)
2003	$1.000000	$1.320547	91,628.179
Mutual Shares Securities Fund - Class 2(1)
2003	$0.844263	$1.040988	1,709,059.244
2002	$1.000000	$0.844263	1,037,657.970
Templeton Foreign Securities Fund - Class 2(1)
2003	$0.784264	$1.021580	777,675.338
2002	$1.000000	$0.784264	428,372.566
Janus Aspen – Worldwide Growth Portfolio - Service Shares(1)
2003	$0.780090	$0.950569	400,861.286
2002	$1.000000	$0.780090	180,717.169
MFS Emerging Growth Series - Service Class(1)
2003	$0.746481	$0.955605	96,164.644
2002	$1.000000	$0.746481	76,290.589

51

Total Separate Account Annual Expenses: 1.50%

(continued)

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
MFS Research Series - Service Class(1)
2003	$0.784755	$0.961557	391,903.321
2002	$1.000000	$0.784755	211,156.983
MFS Total Return Series - Service Class(1)
2003	$0.917454	$1.048576	2,776,139.422
2002	$1.000000	$0.917454	1,772,911.343
MFS Utilities Series - Service Class(1)
2003	$0.836476	$1.117291	61,535.189
2002	$1.000000	$0.836476	266,834.318
Nations Asset Allocation Portfolio(2)
2003	$1.000000	$1.136765	2,863.116
Nations High Yield Bond Portfolio(1)
2003	$0.959782	$1.240670	1,649,865.355
2002	$1.000000	$0.959782	1,105,007.756
Nations International Value Portfolio(1)
2003	$0.790789	$1.178630	168,754.639
2002	$1.000000	$0.790789	214,822.653
Nations Marsico Focused Equities Portfolio(1)
2003	$0.790806	$1.011164	2,775,428.360
2002	$1.000000	$0.790806	1,084,906.133
Nations Marsico Growth Portfolio(1)
2003	$0.785928	$1.037021	2,383,352.567
2002	$1.000000	$0.785928	1,037,369.384
Nations Marsico International Opportunities Portfolio(1)
2003	$0.856631	$1.183682	1,315,423.128
2002	$1.000000	$0.856631	415,361.122
Nations Marsico 21st Century Portfolio(1)
2003	$0.868408	$1.273656	360,349.943
2002	$1.000000	$0.868408	153,157.794
Nations MidCap Growth Portfolio(1)
2003	$0.734318	$0.922206	969,730.943
2002	$1.000000	$0.734318	496,141.301
Nations Small Company Portfolio(2)
2003	$1.000000	$1.332590	1,216.919
Nations Value Portfolio(2)
2003	$1.000000	$1.253499	151,236.403
Oppenheimer Capital Appreciation Fund/VA - Service Shares(1)
2003	$0.784784	$1.010466	490,314.338
2002	$1.000000	$0.784784	385,018.466
Oppenheimer Main Street Fund/VA - Service Shares(1)
2003	$0.804498	$1.002160	1,057,184.054
2002	$1.000000	$0.804498	515,742.420
Oppenheimer Strategic Bond Fund/VA - Service Shares(1)
2003	$1.027492	$1.186026	788,549.932
2002	$1.000000	$1.027492	349,172.775
Putnam VT Growth and Income Fund - Class IB Shares(1)
2003	$0.814427	$1.022109	97,130.809
2002	$1.000000	$0.814427	128,798.418
Putnam VT Research Fund - Class IB Shares(1)
2003	$0.812600	$1.003355	21,605.204
2002	$1.000000	$0.812600	21,819.811

52

Total Separate Account Annual Expenses: 1.50%

(continued)

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Equity-Income Portfolio – Service Class 2(1)
2003	$0.818251	$1.048248	1,224,056.502
2002	$1.000000	$0.818251	490,988.658
Fidelity – VIP Growth Portfolio – Service Class 2(1)
2003	$0.743924	$0.971442	410,583.134
2002	$1.000000	$0.743924	66,867.846
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(1)
2003	$0.816761	$1.041315	53,643.496
2002	$1.000000	$0.816761	43,630.022
Fidelity – VIP Mid Cap Portfolio – Service Class 2(1)
2003	$0.857022	$1.167360	1,220,357.318
2002	$1.000000	$0.857022	643,471.427
Fidelity – VIP Value Strategies Portfolio – Service Class 2(2)
2003	$1.000000	$1.478128	25,190.068
Fidelity – VIP Index 500 Portfolio – Service Class 2(2)
2003	$1.000000	$1.211748	18,602.966

53

Total Separate Account Annual Expenses: 1.40%

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Asset Allocation - Conservative Portfolio - Initial Class(1) 2003 2002	$ $	0.896994 1.000000	$ $	1.087333 0.896994	688,161.977 227,117.129
Asset Allocation - Growth Portfolio - Initial Class(1) 2003 2002	$ $	0.805402 1.000000	$ $	1.038925 0.805402	309,709.417 220,371.783
Asset Allocation - Moderate Portfolio - Initial Class(1) 2003 2002	$ $	0.868490 1.000000	$ $	1.069495 0.868490	3,038,615.207 1,341,027.558
Asset Allocation - Moderate Growth Portfolio – Initial Class(1) 2003 2002	$ $	0.839908 1.000000	$ $	1.053363 0.839908	3,001,328.434 1,388,095.807
AEGON Bond - Initial Class(1) 2003 2002	$ $	1.068119 1.000000	$ $	1.098492 1.068119	1,054,220.233 431,410.422
Capital Guardian Global - Initial Class(1) 2003 2002	$ $	1.009281 1.000000	$ $	1.369659 1.009281	21,293.383 2,145.098
Capital Guardian U.S. Equity – Initial Class(1) 2003 2002	$ $	1.027744 1.000000	$ $	1.383516 1.027744	145,044.111 113,413.812
Capital Guardian Value - Initial Class(1) 2003 2002	$ $	0.991979 1.000000	$ $	1.316592 0.991979	184,774.038 84,106.599
Clarion Real Estate Securities – Initial Class(2) 2003		$1.000000		$1.270233	12,689.043
Federated Growth & Income – Initial Class(1) 2003 2002	$ $	0.929151 1.000000	$ $	1.162320 0.929151	302,420.819 224,432.508
J.P. Morgan Mid Cap Value - Initial Class(1)a 2003 2002	$ $	0.801529 1.000000	$ $	1.038823 0.801529	334,615.163 146,011.420
Janus Growth - Initial Class(1) 2003 2002	$ $	0.795321 1.000000	$ $	1.035786 0.795321	58,275.858 84,388.900
Jennison Growth - Initial Class(1) 2003 2002	$ $	0.752954 1.000000	$ $	0.956224 0.752954	0.000 100.000
MFS High Yield - Initial Class(1) 2003 2002	$ $	0.989050 1.000000	$ $	1.148444 0.989050	161,275.991 59,912.172
PIMCO Total Return - Initial Class(1) 2003 2002	$ $	1.052178 1.000000	$ $	1.088527 1.052178	2,602,813.915 1,133,701.315
Salomon All Cap – Initial Class(2) 2003		$1.000000		$1.279664	0.000
Third Avenue Value - Initial Class(1) 2003 2002	$ $	0.813735 1.000000	$ $	1.101530 0.813735	353,411.000 295,494.896
T. Rowe Price Equity Income – Initial Class(1) 2003 2002	$ $	0.840555 1.000000	$ $	1.041083 0.840555	1,110,352.775 561,349.432
T. Rowe Price Small Cap - Initial Class(1) 2003 2002	$ $	0.743511 1.000000	$ $	1.029506 0.743511	535,107.329 245,346.103

54

Total Separate Account Annual Expenses: 1.40%

(continued)

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Transamerica Convertible Securities – Initial Class(2) 2003		$1.000000		$1.156903	18,006.656
Transamerica Equity - Initial Class(1) 2003 2002	$ $	0.842367 1.000000	$ $	1.090130 0.842367	656,727.673 342,910.795
Transamerica Growth Opportunities – Initial Class(2) 2003		$1.000000		$1.255439	0.000
Transamerica Money Market – Initial Class(1) 2003 2002	$ $	0.999807 1.000000	$ $	0.993822 0.999807	1,310,720.202 637,994.368
Transamerica Small/Mid Cap Value - Initial Class(1)(b) 2003 2002	$ $	0.624377 1.000000	$ $	1.175077 0.624377	72,470.099 78,867.588
Van Kampen Emerging Growth – Initial Class(1) 2003 2002	$ $	0.723474 1.000000	$ $	0.914383 0.723474	145,420.821 59,727.749
PAM Transamerica U.S. Government Securities – Service Class(3) 2003		$1.000000		$1.010586	0.000
AIM V.I. Capital Appreciation Fund – Series II(1) 2003 2002	$ $	0.793548 1.000000	$ $	1.010990 0.793548	143,390.094 47,899.646
AIM V.I. Core Equity Fund – Series II(1) 2003 2002	$ $	0.845595 1.000000	$ $	1.035340 0.845595	43,470.312 38,855.332
AIM V.I. Premier Equity Fund – Series II(1) 2003 2002	$ $	0.769935 1.000000	$ $	0.947842 0.769935	66,001.451 56,351.703
AllianceBernstein Premier Growth Portfolio – Class B(1) 2003 2002	$ $	0.782887 1.000000	$ $	0.952490 0.782887	152,559.804 125,003.296
AllianceBernstein Technology Portfolio – Class B(1) 2003 2002	$ $	0.677678 1.000000	$ $	0.960988 0.677678	13,926.358 13,848.813
Franklin Small Cap Fund – Class 2(1) 2003 2002	$ $	0.760677 1.000000	$ $	1.029603 0.760677	331,523.749 226,067.553
Franklin Small Cap Value Securities Fund – Class 2(2) 2003		$1.000000		$1.137513	0.000
Mutual Shares Securities Fund – Class 2(1) 2003 2002	$ $	0.844817 1.000000	$ $	1.042680 0.844817	882,122.712 552,702.884
Templeton Foreign Securities Fund – Class 2(1) 2003 2002	$ $	0.784774 1.000000	$ $	1.023255 0.784774	672,167.908 388,613.033
Janus Aspen – Worldwide Growth Portfolio – Service Shares(1) 2003 2002	$ $	0.780600 1.000000	$ $	0.952135 0.780600	96,660.707 36,406.115
MFS Emerging Growth Series – Service Class(1) 2003 2002	$ $	0.746986 1.000000	$ $	0.957183 0.746986	14,477.980 8,339.401
MFS Research Series – Service Class(1) 2003 2002	$ $	0.785268 1.000000	$ $	0.963140 0.785268	138,384.053 82,809.554

55

Total Separate Account Annual Expenses: 1.40%

(continued)

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
MFS Total Return Series – Service Class(1) 2003 2002	$ $	0.918050 1.000000	$ $	1.050284 0.918050	1,010,139.474 690,417.564
MFS Utilities Series – Service Class(1) 2003 2002	$ $	0.837024 1.000000	$ $	1.119128 0.837024	189,717.064 90,610.830
Nations Asset Allocation Portfolio(2) 2003		$1.000000		$1.137513	0.000
Nations High Yield Bond Portfolio(1) 2003 2002	$ $	0.960413 1.000000	$ $	1.242711 0.960413	1,059,337.100 487,942.145
Nations International Value Portfolio(1) 2003 2002	$ $	0.791310 1.000000	$ $	1.180568 0.791310	95,414.052 125,765.552
Nations Marsico Focused Equities Portfolio(1) 2003 2002	$ $	0.791328 1.000000	$ $	1.038733 0.791328	1,326,048.280 773,115.365
Nations Marsico Growth Portfolio(1) 2003 2002	$ $	0.786448 1.000000	$ $	1.012823 0.786448	910,350.547 352,189.534
Nations Marsico International Opportunities Portfolio(1) 2003 2002	$ $	0.857195 1.000000	$ $	1.185618 0.857195	401,739.300 211,508.019
Nations Marsico 21st Century Portfolio(1) 2003 2002	$ $	0.868986 1.000000	$ $	1.275752 0.868986	64,358.808 27,597.266
Nations MidCap Growth Portfolio(1) 2003 2002	$ $	0.734792 1.000000	$ $	0.923715 0.734792	338,387.083 221,113.334
Nations Small Company Portfolio(2) 2003		$1.000000		$1.333462	0.000
Nations Value Portfolio(2) 2003		$1.000000		$1.254324	0.000
Oppenheimer Capital Appreciation Fund/VA – Service Shares(1) 2003 2002	$ $	0.785300 1.000000	$ $	1.012137 0.785300	490,954.878 337,526.649
Oppenheimer Main Street Fund/VA – Service Shares(1) 2003 2002	$ $	0.805034 1.000000	$ $	1.003824 0.805034	704,671.910 465,442.402
Oppenheimer Strategic Bond Fund/VA – Service Shares(1) 2003 2002	$ $	1.028175 1.000000	$ $	1.187964 1.028175	322,899.144 195,144.845
Putnam VT Growth and Income Fund – Class IB Shares(1) 2003 2002	$ $	0.814969 1.000000	$ $	1.023795 0.814969	50,610.802 31,809.118
Putnam VT Research Fund – Class IB Shares(1) 2003 2002	$ $	0.813128 1.000000	$ $	1.004990 0.813128	17,713.147 100.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(1) 2003 2002	$ $	0.818786 1.000000	$ $	1.049979 0.818786	562,795.726 383,805.914
Fidelity – VIP Growth Portfolio – Service Class 2(1) 2003 2002	$ $	0.7444008 1.000000	$ $	0.973036 0.7444008	164,210.327 881,666.909

56

Total Separate Account Annual Expenses: 1.40%

(continued)

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(1) 2003 2002	$ $	0.817305 1.000000	$ $	1.043032 0.817305	0.000 100.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(1) 2003 2002	$ $	0.857595 1.000000	$ $	1.169290 0.857595	294,951.804 279,968.205
Fidelity – VIP Value Strategies Portfolio – Service Class 2(2) 2003		$1.000000		$1.479100	0.000
Fidelity – VIP Index 500 Portfolio – Service Class 2(2) 2003		$1.000000		$1.212546	6,033.466

57

Total Separate Account Annual Expenses: 1.30%

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation - Conservative Portfolio - Initial Class(1) 2003	$1.000000	$1.161109	13,995.345
Asset Allocation - Growth Portfolio - Initial Class(1) 2003	$1.000000	$1.250820	76,920.845
Asset Allocation - Moderate Portfolio - Initial Class(1) 2003	$1.000000	$1.182889	228,721.116
Asset Allocation - Moderate Growth Portfolio – Initial Class(1) 2003	$1.000000	$1.208290	514,849.528
AEGON Bond - Initial Class(1) 2003	$1.000000	$1.010754	51,615.296
Capital Guardian Global - Initial Class(1) 2003	$1.000000	$1.314675	0.000
Capital Guardian U.S. Equity - Initial Class(1) 2003	$1.000000	$1.253219	0.000
Capital Guardian Value - Initial Class(1) 2003	$1.000000	$1.287255	6,366.409
Clarion Real Estate Securities – Initial Class(2) 2003	$1.000000	$1.271085	2,206.794
Federated Growth & Income - Initial Class(1) 2003	$1.000000	$1.193505	30,757.393
J.P. Morgan Mid Cap Value - Initial Class(1)a 2003	$1.000000	$1.259430	11,238.474
Janus Growth – Initial Class (1) 2003	$1.000000	$1.208257	0.000
Jennison Growth - Initial Class(1) 2003	$1.000000	$1.206798	0.000
MFS High Yield - Initial Class(1) 2003	$1.000000	$1.086107	109,742.178
PIMCO Total Return - Initial Class(1) 2003	$1.000000	$1.013296	472,767.297
Salomon All Cap – Initial Class(2) 2003	$1.000000	$1.280512	0.000
Third Avenue Value - Initial Class(1) 2003	$1.000000	$1.346695	5,753.227
T. Rowe Price Equity Income - Initial Class(1) 2003	$1.000000	$1.220364	46,613.623
T. Rowe Price Small Cap - Initial Class(1) 2003	$1.000000	$1.336628	7,435.625
Transamerica Convertible Securities – Initial Class(2) 2003	$1.000000	$1.157668	69,993.120
Transamerica Equity - Initial Class(1) 2003	$1.000000	$1.215184	37,374.513
Transamerica Growth Opportunities – Initial Class(2) 2003	$1.000000	$1.256265	12,608.455
Transamerica Money Market - Initial Class(1) 2003	$1.000000	$0.996245	4,587.320
Van Kampen Emerging Growth - Initial Class(1) 2003	$1.000000	$1.193432	0.000
PAM Transamerica U.S. Government Securities – Service Class(3) 2003	$1.000000	$1.010743	0.000
AIM V.I. Capital Appreciation Fund – Series II(1) 2003	$1.000000	$1.226808	0.000
AIM V.I. Core Equity Fund – Series II(1) 2003	$1.000000	$1.209438	1,550.277
AIM V.I. Premier Equity Fund – Series II(1) 2003	$1.000000	$1.178540	0.000

58

Total Separate Account Annual Expenses: 1.30%

(continued)

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AllianceBernstein Premier Growth Portfolio – Class B(1) 2003	$1.000000	$1.151167	0.000
AllianceBernstein Technology Portfolio – Class B(1) 2003	$1.000000	$1.319755	0.000
Franklin Small Cap Fund – Class 2(1) 2003	$1.000000	$1.318113	20,855.079
Franklin Small Cap Value Securities Fund – Class 2(2) 2003	$1.000000	$1.322282	29,204.420
Mutual Shares Securities Fund – Class 2(1) 2003	$1.000000	$1.199804	19,394.929
Templeton Foreign Securities Fund – Class 2(1) 2003	$1.000000	$1.313561	17,363.484
Janus Aspen – Worldwide Growth Portfolio – Service Shares(1) 2003	$1.000000	$1.241588	0.000
MFS Emerging Growth Series – Service Class(1) 2003	$1.000000	$1.196377	0.000
MFS Research Series – Service Class(1) 2003	$1.000000	$1.184711	4,484.522
MFS Total Return Series – Service Class(1) 2003	$1.000000	$1.125764	5,830.786
MFS Utilities Series – Service Class(1) 2003	$1.000000	$1.230157	0.000
Nations Asset Allocation Portfolio(2) 2003	$1.000000	$1.138264	0.000
Nations High Yield Bond Portfolio(1) 2003	$1.000000	$1.153356	81,473.819
Nations International Value Portfolio(1) 2003	$1.000000	$0.000	0.000
Nations Marsico Focused Equities Portfolio(1) 2003	$1.000000	$1.243174	36,366.533
Nations Marsico Growth Portfolio(1) 2003	$1.000000	$1.237598	102,258.164
Nations Marsico International Opportunities Portfolio(1) 2003	$1.000000	$1.340545	57,764.924
Nations Marsico 21st Century Portfolio(1) 2003	$1.000000	$1.354843	11,235.132
Nations MidCap Growth Portfolio(1) 2003	$1.000000	$1.230605	21,133.520
Nations Small Company Portfolio(2) 2003	$1.000000	$1.334342	2,466.118
Nations Value Portfolio(2) 2003	$1.000000	$1.255151	64,288.664
Oppenheimer Capital Appreciation Fund/VA – Service Shares(1) 2003	$1.000000	$1.232312	0.000
Oppenheimer Main Street Fund/VA – Service Shares(1) 2003	$1.000000	$1.210744	0.000
Oppenheimer Strategic Bond Fund/VA – Service Shares(1) 2003	$1.000000	$1.082115	29,835.201
Putnam VT Growth and Income Fund – Class IB Shares(1) 2003	$1.000000	$1.231858	0.000
Putnam VT Research Fund – Class IB Shares(1) 2003	$1.000000	$1.211224	0.000

59

Total Separate Account Annual Expenses: 1.30%

(continued)

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Equity-Income Portfolio – Service Class 2(1) 2003	$1.000000	$1.259711	77,829.933
Fidelity – VIP Growth Portfolio – Service Class 2(1) 2003	$1.000000	$1.246682	2,711.153
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(1) 2003	$1.000000	$1.211377	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(1) 2003	$1.000000	$1.394627	13,396.918
Fidelity – VIP Value Strategies Portfolio – Service Class 2(2) 2003	$1.000000	$1.480075	5,943.388
Fidelity – VIP Index 500 Portfolio – Service Class 2(2) 2003	$1.000000	$1.213342	4,376.417

60

Total Separate Account Annual Expenses: 1.25%

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Asset Allocation—Conservative Portfolio—Initial Class(1) 2003 2002	$ $	0.897884 1.000000	$ $	1.090010 0.897884	3,543,978.055 1,103,479.292
Asset Allocation—Growth Portfolio—Initial Class(1) 2003 2002	$ $	0.806199 1.000000	$ $	1.041488 0.806199	558,213.358 193,842.236
Asset Allocation—Moderate Portfolio—Initial Class(1) 2003 2002	$ $	0.869359 1.000000	$ $	1.072164 0.869359	9,852,326.644 4,749,101.988
Asset Allocation—Moderate Growth Portfolio – Initial Class(1) 2003 2002	$ $	0.840747 1.000000	$ $	1.055976 0.840747	5,937,162.625 2,625,837.829
AEGON Bond—Initial Class (1) 2003 2002	$ $	1.069175 1.000000	$ $	1.101196 1.069175	2,661,556.030 1,127,135.884
Capital Guardian Global—Initial Class (1) 2003 2002	$ $	1.009908 1.000000	$ $	1.372537 1.009908	135,327.796 56,784.172
Capital Guardian U.S. Equity—Initial Class (1) 2003 2002	$ $	1.028381 1.000000	$ $	1.386422 1.028381	194,301.492 78,054.703
Capital Guardian Value—Initial Class (1) 2003 2002	$ $	0.992595 1.000000	$ $	1.319348 0.992595	408,556.924 168,571.619
Clarion Real Estate Securities – Initial Class(2) 2003		$1.000000		$1.271494	6,283.049
Federated Growth & Income—Initial Class (1) 2003 2002	$ $	0.930071 1.000000	$ $	1.165189 0.930071	1,788,147.224 495,315.214
J.P. Morgan Mid Cap Value—Initial Class (1)a 2003 2002	$ $	0.802319 1.000000	$ $	1.041381 0.802319	946,887.010 225,703.873
Janus Growth—Initial Class(1) 2003 2002	$ $	0.796104 1.000000	$ $	1.038326 0.796104	312,235.842 99,643.236
Jennison Growth—Initial Class (1) 2003 2002	$ $	0.753692 1.000000	$ $	0.958583 0.753692	22,619.960 22,823.460
MFS High Yield—Initial Class (1) 2003 2002	$ $	0.990029 1.000000	$ $	1.151272 0.990029	279,641.982 122,996.627
PIMCO Total Return—Initial Class (1) 2003 2002	$ $	1.053222 1.000000	$ $	1.091227 1.053222	4,751,438.211 2,244,169.047
Salomon All Cap(2) 2003		$1.000000		$1.280930	4,540.426
Third Avenue Value—Initial Class (1) 2003 2002	$ $	0.814543 1.000000	$ $	1.104252 0.814543	698,539.627 296,109.413
T. Rowe Price Equity Income—Initial Class (1) 2003 2002	$ $	0.841386 1.000000	$ $	1.043655 0.841386	2,753,001.645 1,214,252.827
T. Rowe Price Small Cap—Initial Class (1) 2003 2002	$ $	0.744247 1.000000	$ $	1.032048 0.744247	833,349.181 183,356.771

61

Total Separate Account Annual Expenses: 1.25%

(continued)

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Transamerica Convertible Securities – Initial Class(2) 2003		$1.000000		$1.158057	2,750.716
Transamerica Equity—Initial Class (1) 2003 2002	$ $	0.843205 1.000000	$ $	1.092828 0.843205	1,341,170.699 485,684.304
Transamerica Growth Opportunities – Initial Class(2) 2003		$1.000000		$1.256677	3,130.956
Transamerica Money Market—Initial Class (1) 2003 2002	$ $	1.000801 1.000000	$ $	0.996282 1.000801	1,021,187.456 1,070,508.595
Transamerica Small/Mid Cap Value—Initial Class (1)(b) 2003 2002	$ $	0.625003 1.000000	$ $	1.177981 0.625003	186,851.866 171,558.033
Van Kampen Emerging Growth—Initial Class (1) 2003 2002	$ $	0.724201 1.000000	$ $	0.916654 0.724201	314,896.067 169,054.922
PAM Transamerica U.S. Government Securities – Service Class(3) 2003		$1.000000		1.010822	0.000
AIM V.I. Capital Appreciation Fund – Series II(1) 2003 2002	$ $	0.794340 1.000000	$ $	1.013497 0.794340	205,271.489 141,116.862
AIM V.I. Core Equity Fund – Series II(1) 2003 2002	$ $	0.846435 1.000000	$ $	1.037909 0.846435	109,907.450 67,951.518
AIM V.I. Premier Equity Fund – Series II(1) 2003 2002	$ $	0.770696 1.000000	$ $	0.950192 0.770696	142,439.244 105,757.597
AllianceBernstein Premier Growth Portfolio – Class B(1) 2003 2002	$ $	0.783674 1.000000	$ $	0.954858 0.783674	112,597.624 38,537.531
AllianceBernstein Technology Portfolio – Class B(1) 2003 2002	$ $	0.678358 1.000000	$ $	0.963378 0.678358	12,845.931 15,455.875
Franklin Small Cap Fund – Class 2(1) 2003 2002	$ $	0.762157 1.000000	$ $	1.033127 0.762157	830,643.143 325,230.890
Franklin Small Cap Value Securities Fund – Class 2(2) 2003		$1.000000		$1.322719	3,994.951
Mutual Shares Securities Fund – Class 2(1) 2003 2002	$ $	0.845656 1.000000	$ $	1.045257 0.845656	1,640,408.483 860,117.600
Templeton Foreign Securities Fund – Class 2(1) 2003 2002	$ $	0.785555 1.000000	$ $	1.025794 0.785555	950,591.166 436,871.594
Janus Aspen – Worldwide Growth Portfolio – Service Shares(1) 2003 2002	$ $	0.781376 1.000000	$ $	0.954487 0.781376	652,377.577 372,981.447
MFS Emerging Growth Series – Service Class(1) 2003 2002	$ $	0.747723 1.000000	$ $	0.959553 0.747723	89,587.638 41,664.987
MFS Research Series – Service Class(1) 2003 2002	$ $	0.786052 1.000000	$ $	0.965529 0.786052	83,434.231 18,558.056
MFS Total Return Series – Service Class(1) 2003 2002	$ $	0.918965 1.000000	$ $	1.052890 0.918965	1,878,045.235 1,055,346.205

62

Total Separate Account Annual Expenses: 1.25%

(continued)

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
MFS Utilities Series – Service Class(1) 2003 2002	$ $	0.837851 1.000000	$ $	1.121894 0.837851	241,028.663 162,172.113
Nations Asset Allocation Portfolio(2) 2003		$1.000000		$1.138638	0.000
Nations High Yield Bond Portfolio(1) 2003 2002	$ $	0.961367 1.000000	$ $	1.245783 0.961367	953,337.084 354,253.695
Nations International Value Portfolio(1) 2003 2002	$ $	0.792099 1.000000	$ $	1.183490 0.792099	150,039.207 158,928.623
Nations Marsico Focused Equities Portfolio(1) 2003 2002	$ $	0.792113 1.000000	$ $	1.041298 0.792113	1,907,048.311 922,276.811
Nations Marsico Growth Portfolio(1) 2003 2002	$ $	0.787229 1.000000	$ $	1.015340 0.787229	1,697,622.630 380,751.411
Nations Marsico International Opportunities Portfolio(1) 2003 2002	$ $	0.858041 1.000000	$ $	1.188546 0.858041	1,003,667.844 327,534.667
Nations Marsico 21st Century Portfolio(1) 2003 2002	$ $	0.869842 1.000000	$ $	1.278900 0.869842	163,037.443 75,068.781
Nations MidCap Growth Portfolio(1) 2003 2002	$ $	0.735528 1.000000	$ $	0.926003 0.735528	708,005.161 258,913.356
Nations Small Company Portfolio(2) 2003		$1.000000		$1.334783	0.000
Nations Value Portfolio(2) 2003		$1.000000		$1.255571	20,453.000
Oppenheimer Capital Appreciation Fund/VA – Service Shares(1) 2003 2002	$ $	0.786081 1.000000	$ $	1.014649 0.786081	656,431.654 279,218.303
Oppenheimer Main Street Fund/VA – Service Shares(1) 2003 2002	$ $	0.805830 1.000000	$ $	1.006292 0.805830	726,796.567 297,318.115
Oppenheimer Strategic Bond Fund/VA – Service Shares(1) 2003 2002	$ $	1.029190 1.000000	$ $	1.190909 1.029190	967,542.009 747,587.082
Putnam VT Growth and Income Fund – Class IB Shares(1) 2003 2002	$ $	0.815781 1.000000	$ $	1.026333 0.815781	378,295.983 132,687.693
Putnam VT Research Fund – Class IB Shares(1) 2003 2002	$ $	0.813934 1.000000	$ $	1.007484 0.813934	63,271.381 35,576.732
Fidelity – VIP Equity-Income Portfolio – Service Class 2(1) 2003 2002	$ $	0.819596 1.000000	$ $	1.052566 0.819596	1,645,743.584 808,769.301
Fidelity – VIP Growth Portfolio – Service Class 2(1) 2003 2002	$ $	0.745145 1.000000	$ $	0.975443 0.745145	834,679.208 489,150.551
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(1) 2003 2002	$ $	0.818108 1.000000	$ $	1.045607 0.818108	58,182.817 21,293.057

63

Total Separate Account Annual Expenses: 1.25%

(continued)

	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Fidelity – VIP Mid Cap Portfolio – Service Class 2(1) 2003 2002	$ $	0.858439 1.000000	$ $	1.172171 0.858439	841,741.582 355,911.703
Fidelity – VIP Value Strategies Portfolio – Service Class 2(2) 2003		$1.000000		$1.480557	7,763.790
Fidelity – VIP Index 500 Portfolio – Service Class 2(2) 2003		$1.000000		$1.213748	43,733.247

64

Total Separate Account Annual Expenses: 1.05%

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation - Conservative Portfolio - Initial Class(1) 2003	$1.000000	$1.163017	0.000
Asset Allocation - Growth Portfolio - Initial Class(1) 2003	$1.000000	$1.252891	42,254.825
Asset Allocation - Moderate Portfolio - Initial Class(1) 2003	$1.000000	$1.184848	0.000
Asset Allocation - Moderate Growth Portfolio – Initial Class(1) 2003	$1.000000	$1.210278	64,925.357
AEGON Bond - Initial Class(1) 2003	$1.000000	$1.012419	0.000
Capital Guardian Global - Initial Class(1) 2003	$1.000000	$1.316852	0.000
Capital Guardian U.S. Equity - Initial Class(1) 2003	$1.000000	$1.255296	0.000
Capital Guardian Value - Initial Class(1) 2003	$1.000000	$1.289382	0.000
Clarion Real Estate Securities – Initial Class(2) 2003	$1.000000	$1.273178	0.000
Federated Growth & Income - Initial Class(1) 2003	$1.000000	$1.195475	15,832.518
J.P. Morgan Mid Cap Value - Initial Class(1)a 2003	$1.000000	$1.261506	0.000
Janus Growth – Initial Class (1) 2003	$1.000000	$1.210252	0.000
Jennison Growth - Initial Class(1) 2003	$1.000000	$1.208791	0.000
MFS High Yield - Initial Class(1) 2003	$1.000000	$1.087889	0.000
PIMCO Total Return - Initial Class(1) 2003	$1.000000	$1.014973	119,276.904
Salomon All Cap – Initial Class(2) 2003	$1.000000	$1.282619	0.000
Third Avenue Value - Initial Class(1) 2003	$1.000000	$1.348910	0.000
T. Rowe Price Equity Income - Initial Class(1) 2003	$1.000000	$1.222376	0.000
T. Rowe Price Small Cap - Initial Class(1) 2003	$1.000000	$1.338836	3,882.684
Transamerica Convertible Securities – Initial Class(2) 2003	$1.000000	$1.159584	0.000
Transamerica Equity - Initial Class(1) 2003	$1.000000	$1.217177	6,852.733
Transamerica Growth Opportunities – Initial Class(2) 2003	$1.000000	$1.258328	1,855.447
Transamerica Money Market - Initial Class(1) 2003	$1.000000	$0.997885	0.000
Van Kampen Emerging Growth - Initial Class(1) 2003	$1.000000	$1.195403	20,694.942
PAM Transamerica U.S. Government Securities – Service Class(3) 2003	$1.000000	$1.011143	0.000

65

Total Separate Account Annual Expenses: 1.05%

(continued)

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
AIM V.I. Capital Appreciation Fund – Series II(1) 2003	$1.000000	$1.228838	0.000
AIM V.I. Core Equity Fund – Series II(1) 2003	$1.000000	$1.211443	0.000
AIM V.I. Premier Equity Fund – Series II(1) 2003	$1.000000	$1.180497	0.000
AllianceBernstein Premier Growth Portfolio – Class B(1) 2003	$1.000000	$1.153068	0.000
AllianceBernstein Technology Portfolio – Class B(1) 2003	$1.000000	$1.321932	0.000
Franklin Small Cap Fund – Class 2(1) 2003	$1.000000	$1.320291	1,794.170
Franklin Small Cap Value Securities Fund – Class 2(2) 2003	$1.000000	$1.324461	8,854.644
Mutual Shares Securities Fund – Class 2(1) 2003	$1.000000	$1.201784	0.000
Templeton Foreign Securities Fund – Class 2(1) 2003	$1.000000	$1.315726	16,290.730
Janus Aspen – Worldwide Growth Portfolio – Service Shares(1) 2003	$1.000000	$1.243644	0.000
MFS Emerging Growth Series – Service Class(1) 2003	$1.000000	$1.198360	0.000
MFS Research Series – Service Class(1) 2003	$1.000000	$1.186658	0.000
MFS Total Return Series – Service Class(1) 2003	$1.000000	$1.127622	42,019.475
MFS Utilities Series – Service Class(1) 2003	$1.000000	$1.232198	0.000
Nations Asset Allocation Portfolio(2) 2003	$1.000000	$1.140145	0.000
Nations High Yield Bond Portfolio(1) 2003	$1.000000	$1.155254	11,906.478
Nations International Value Portfolio(1) 2003	$1.000000	$0.000	0.000
Nations Marsico Focused Equities Portfolio(1) 2003	$1.000000	$1.245224	85,786.603
Nations Marsico Growth Portfolio(1) 2003	$1.000000	$1.239642	15,264.707
Nations Marsico International Opportunities Portfolio(1) 2003	$1.000000	$1.342748	27,151.759
Nations Marsico 21st Century Portfolio(1) 2003	$1.000000	$1.357071	0.000
Nations MidCap Growth Portfolio(1) 2003	$1.000000	$1.232646	2,860.010
Nations Small Company Portfolio(2) 2003	$1.000000	$1.336543	0.000
Nations Value Portfolio(2) 2003	$1.000000	$1.257217	10,433.598
Oppenheimer Capital Appreciation Fund/VA – Service Shares(1) 2003	$1.000000	$1.234347	0.000
Oppenheimer Main Street Fund/VA – Service Shares(1) 2003	$1.000000	$1.212739	0.000
Oppenheimer Strategic Bond Fund/VA – Service Shares(1) 2003	$1.000000	$1.083900	0.000

66

Total Separate Account Annual Expenses: 1.05%

(continued)

	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Putnam VT Growth and Income Fund – Class IB Shares(1) 2003	$1.000000	$1.233890	0.000
Putnam VT Research Fund – Class IB Shares(1) 2003	$1.000000	$1.213222	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(1) 2003	$1.000000	$1.261787	55,873.147
Fidelity – VIP Growth Portfolio – Service Class 2(1) 2003	$1.000000	$1.248742	0.000
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(1) 2003	$1.000000	$1.213378	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(1) 2003	$1.000000	$1.396917	7,702.552
Fidelity – VIP Value Strategies Portfolio – Service Class 2(2) 2003	$1.000000	$1.482511	0.000
Fidelity – VIP Index 500 Portfolio – Service Class 2(2) 2003	$1.000000	$1.215350	0.000

(1)	Subaccount Inception Date May 1, 2002.

(2)	Subaccount Inception Date May 1, 2003.

(3)	Subaccount Inception Date November 3, 2003.

(a)	Formerly known as Dreyfus Mid Cap.

(b)	Formerly known as Dreyfus Small Cap Value.

67

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2003, 2002, and 2001

Transamerica Life Insurance Company

Financial Statements and Schedules– Statutory Basis

Years Ended December 31, 2003, 2002, and 2001

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company, an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2003. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2003.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2003, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39. Also as described in Note 2 to the financial statements, in 2003 Transamerica Life Insurance Company changed its accounting policy for derivative instruments.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

Des Moines, Iowa

February 13, 2004

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2003	2002
Admitted assets
Cash and invested assets:
Cash and short-term investments	$184,618	$614,687
Bonds	20,343,445	18,782,977
Preferred stocks:
Affiliated entities	944	991
Other	98,178	94,353
Common stocks:
Affiliated entities (cost: 2003 - $24,063; 2002 - $18,313)	881	250
Other (cost: 2003 - $125,365; 2002 - $104,470)	127,048	103,197
Mutual funds sponsored by affiliated entities (cost: 2002 - $4,689)	—	3,882
Mortgage loans on real estate	3,565,375	2,661,200
Real estate:
Home office properties	6,919	7,295
Properties held for production of income	23,303	26,406
Properties held for sale	16,792	12,852
Policy loans	59,842	59,664
Receivable for securities	187,855	—
Net short-term notes receivable from affiliates	—	183,000
Other invested assets	621,906	517,285

Total cash and invested assets	25,237,106	23,068,039
Premiums deferred and uncollected	16,754	14,620
Accrued investment income	321,801	315,741
Reinsurance receivable	1,752	1,883
Federal and foreign income tax recoverable	1,197	13,782
Net deferred income tax asset	69,252	111,460
Accrued capital contribution	—	200,000
Other admitted assets	26,719	15,460
Separate account assets	12,262,847	7,784,759

Total admitted assets	$37,937,428	$31,525,744

3

	December 31
	2003	2002
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$2,768,481	$2,438,160
Annuity	13,715,219	11,786,082
Accident and health	528,812	466,263
Policy and contract claim reserves:
Life	14,760	17,458
Accident and health	19,743	29,712
Liabilities for deposit-type contracts	6,916,354	7,060,714
Other policyholders’ funds	2,602	2,460
Remittances and items not allocated	114,205	351,031
Asset valuation reserve	158,796	60,506
Interest maintenance reserve	55,646	–
Other liabilities	353,334	288,602
Reinsurance in unauthorized companies	117	3,453
Funds held under coinsurance and other reinsurance treaties	71,495	62,575
Transfers from separate accounts due or accrued	(523,760)	(328,108)
Payable for securities	182,974	36,001
Payable to affiliates	18,778	878
Separate account liabilities	12,217,743	7,740,502

Total liabilities	36,615,299	30,016,289
Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 223,500 issued and outstanding shares	2,235	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding (total liquidation value - $58,000)	425	425
Surplus notes	575,000	575,000
Paid-in surplus	679,982	934,282
Unassigned surplus (deficit)	64,487	(2,487)

Total capital and surplus	1,322,129	1,509,455

Total liabilities and capital and surplus	$37,937,428	$31,525,744

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$535,218	$517,384	$554,684
Annuity	5,058,195	8,304,910	4,118,905
Accident and health	152,166	145,949	150,586
Net investment income	1,258,799	1,091,577	825,953
Amortization of interest maintenance reserve	10,335	1,447	3,503
Commissions and expense allowances on reinsurance ceded	18,209	29,704	(6,941)
Income from fees associated with investment management, administration and contract guarantees for separate accounts	168,774	81,946	60,188
Modco reinsurance reserve adjustment	1,580,949	174,818	149,733
Other income	38,656	7,591	18,168

	8,821,301	10,355,326	5,874,779
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	136,816	142,567	127,370
Surrender benefits	1,214,905	963,589	1,194,122
Other benefits	525,489	477,982	356,649
Increase in aggregate reserves for policies and contracts:
Life	330,354	186,782	141,397
Annuity	1,932,682	4,298,123	2,730,317
Accident and health	62,549	82,029	78,869

	4,202,795	6,151,072	4,628,724
Insurance expenses:
Commissions	408,614	521,704	290,622
General insurance expenses	85,350	101,855	81,737
Taxes, licenses and fees	20,868	15,630	15,934
Net transfers to separate accounts	2,079,436	3,540,518	823,622
Reinsurance transaction initial consideration	1,587,431	—	—
Other expenses	110,040	23,294	14,980

	4,291,739	4,203,001	1,226,895

Total benefits and expenses	8,494,534	10,354,073	5,855,619
Gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	326,767	1,253	19,160
Dividends to policyholders	423	497	545

Gain from operations before federal income tax expense and net realized capital losses	326,344	756	18,615
Federal income tax expense	71,331	19,389	28,149

Gain (loss) from operations before net realized capital losses on investments	255,013	(18,633)	(9,534)
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(40,876)	(102,519)	(107,276)

Net income (loss)	$214,137	$(121,152)	$(116,810)

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2001	$2,660	$—	$—	$254,282	$225,283	$482,225
Net loss	—	—	—	—	(116,810)	(116,810)
Change in net unrealized capital gains/losses	—	—	—	—	(10,700)	(10,700)
Change in non-admitted assets	—	—	—	—	(51,381)	(51,381)
Change in asset valuation reserve	—	—	—	—	47,320	47,320
Tax benefit on stock options exercised	—	—	—	—	897	897
Change in surplus in separate accounts	—	—	—	—	(3,378)	(3,378)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,110)	(1,110)
Change in net deferred income tax	—	—	—	—	64,840	64,840
Cumulative effect of changes in accounting principles	—	—	—	—	23,045	23,045
Dividends to stockholder	—	—	—	—	(3,000)	(3,000)
Exchange of common stock for preferred stock	(425)	425	—	—	—	—
Reinsurance transactions	—	—	—	—	37,290	37,290
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2001	2,235	425	—	534,282	212,296	749,238
Net loss	—	—	—	—	(121,152)	(121,152)
Change in net unrealized capital gains/losses	—	—	—	—	(68,482)	(68,482)
Change in non-admitted assets	—	—	—	—	(40,354)	(40,354)
Change in asset valuation reserve	—	—	—	—	(1,634)	(1,634)
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax	—	—	—	—	109,575	109,575
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserve on account of change in valuation basis	—	—	—	—	(18,990)	(18,990)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	400,000	—	400,000
Tax benefit on stock options exercised	—	—	—	—	106	106

Balance at December 31, 2002	$2,235	$425	$575,000	$934,282	$(2,487)	$1,509,455

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2002	$2,235	$425	$575,000	$934,282	$(2,487)	$1,509,455
Net income	—	—	—	—	214,137	214,137
Change in net unrealized capital gains/losses	—	—	—	—	15,821	15,821
Change in non-admitted assets	—	—	—	—	63,918	63,918
Change in asset valuation reserve	—	—	—	—	(98,290)	(98,290)
Change in surplus in separate accounts	—	—	—	—	(3,181)	(3,181)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	3,336	3,336
Change in net deferred income tax	—	—	—	—	(97,046)	(97,046)
Dividend to stockholder	—	—	—	—	(45,700)	(45,700)
Capital distribution	—	—	—	(254,300)	—	(254,300)
Change in reserve on account of change in valuation basis	—	—	—	—	3,572	3,572
Reinsurance transactions	—	—	—	—	10,407	10,407

Balance at December 31, 2003	$2,235	$425	$575,000	$679,982	$64,487	$1,322,129

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Operating activities
Premiums collected, net of reinsurance	$5,696,454	$8,933,379	$4,802,420
Net investment income	1,281,049	1,043,968	763,113
Miscellaneous income	246,396	324,313	281,900
Benefit and loss related payments	(2,434,163)	(1,720,961)	(1,625,885)
Net transfers to separate accounts	(2,279,325)	(3,717,876)	(857,228)
Commissions, expenses paid and aggregate write-ins for deductions	(613,193)	(661,703)	(399,600)
Dividends paid to policyholders	(431)	(566)	(566)
Federal and foreign income taxes received (paid)	(78,951)	(56,405)	(7,134)

Net cash provided by operating activities	1,817,836	4,144,149	2,957,020
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	23,291,785	20,458,498	7,553,214
Stocks	35,801	63,253	80,053
Mortgage loans	340,154	142,834	178,704
Real estate	9,555	3,696	587
Other invested assets	89,066	70,148	37,923
Miscellaneous proceeds	330,477	—	661

Total investment proceeds	24,096,838	20,738,429	7,851,142
Cost of investments acquired:
Bonds	(24,696,804)	(26,453,740)	(13,464,536)
Stocks	(63,612)	(118,500)	(134,774)
Mortgage loans	(1,284,561)	(739,171)	(659,618)
Real estate	1,760	(2,261)	1,592
Other invested assets	(171,048)	(199,836)	(241,521)
Miscellaneous applications	(262,515)	(176,501)	(38,461)

Total cost of investments acquired	(26,476,780)	(27,690,009)	(14,537,318)
Net increase in policy loans	(178)	(630)	(1,463)

Net cost of investments acquired	(26,476,958)	(27,690,639)	(14,538,781)

Net cash used in investing activities	(2,380,120)	(6,952,210)	(6,687,639)

8

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$200,000	$775,000	$280,000
Borrowed money	—	—	(6,200)
Deposits on deposit-type contract funds and other liabilities without life or disability contingencies	468,820	2,333,331	4,406,794
Other sources	390,658	317,218	354,709

Total cash provided	1,059,478	3,425,549	5,035,303
Other cash applied:
Dividends paid to stockholder	(45,700)	—	(3,000)
Capital distribution	(254,300)	—	—
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(627,263)	(74,026)	(944,380)
Other applications	—	(122,071)	(262,232)

Total other cash applied	(927,263)	(196,097)	(1,209,612)

Net cash provided by financing and miscellaneous activities	132,215	3,229,452	3,825,691

Net increase (decrease) in cash and short-term investments	(430,069)	421,391	95,072
Cash and short-term investments:
Beginning of year	614,687	193,296	98,224

End of year	$184,618	$614,687	$193,296

See accompanying notes.

9

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

December 31, 2003

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding) which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2003 and 2002, the Company excluded investment income due and accrued of $39,437 and $34,280, respectively, with respect to such practices.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Effective January 1, 2003, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 86, Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change in accounting principle had no impact on capital and surplus.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the hedged liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. A cash payment is often exchanged at the outset of the swap contract to represent the present value of cash flows of the instrument. This payment occurs because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged at each due date as well as at the end of the contract. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at amortized cost, consistent with the manner in which the hedged items are carried. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current interest rate environment for the future. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and amortized into earnings over the life of the future, investment asset.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. The benefits of using the swap market to replicate credit quality include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead.

These derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 10.0 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist (See note 8).

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue or benefits paid.

Stock Option and Stock Appreciation Rights Plans

Prior to 2002, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus. Beginning in 2002, AEGON N.V. offered stock appreciation rights to eligible employees which do not entitle them to the purchase of AEGON N.V. shares, but provide similar financial benefits.

Reclassifications

Certain reclassifications have been made to the 2002 and 2001 financial statements to conform to the 2003 presentation.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus (deficit) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,110, bond writedowns of $3,490, and the establishment of a vacation accrual of $630.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (“Guideline 39”). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

Effective January 1, 2003, the Company adopted SSAP No. 86 Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accountings are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had no impact on capital and surplus as of January 1, 2003.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At December 31, 2003 and 2002, cumulative unpaid dividends relating to the preferred shares were $-0- and $5,942, respectively.

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution was carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the suprlus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2003 and 2002 are as follows:

December 31, 2003
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$16,500	$4,125
December 30, 2002	6.0	300,000	300,000	13,550	13,550	4,500

Total		$575,000	$575,000	$30,050	$30,050	$8,625

December 31, 2002
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$—	$—	$4,125
December 30, 2002	6.0	300,000	300,000	—	—	50

Total		$575,000	$575,000	$—	$—	$4,175

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Net short-term receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2003		2002
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$184,618	$184,618	$614,687	$614,687
Bonds	20,343,445	21,025,804	18,782,977	19,176,826
Preferred stocks, other than affiliates	98,178	99,879	94,353	92,279
Common stocks, other than affiliates	127,048	127,048	103,197	103,197
Mutual funds sponsored by affiliated entities	—	—	3,882	3,882
Mortgage loans on real estate	3,565,375	3,762,244	2,661,200	2,895,363
Policy loans	59,842	59,842	59,664	59,664
Net short-term notes receivable from affiliates	—	—	183,000	183,000
Interest rate caps	43	82	72	9
Swaps	(180,628)	170,896	(89,890)	(126,004)
Separate account assets	12,262,847	12,262,847	7,784,759	7,784,759

Liabilities
Investment contract liabilities	19,062,683	19,537,732	18,846,796	18,894,175
Separate account annuity liabilities	10,251,990	10,251,990	6,253,739	6,248,530

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$429,248	$2,757	$9,090	$—	$422,915
State, municipal, and other government	608,563	77,332	3,936	7,405	674,554
Public utilities	1,215,136	69,342	8,390	3,302	1,272,786
Industrial and miscellaneous	11,456,607	597,287	51,531	14,806	11,987,557
Mortgage and other asset-backed securities	6,633,891	112,227	31,380	46,746	6,667,992

	20,343,445	858,945	104,327	72,259	21,025,804
Preferred stocks	98,178	1,716	15	—	99,879
Affiliated preferred stocks	944	—	—	—	944

	$20,442,567	$860,661	$104,342	$72,259	$21,126,627

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$943,736	$11,094	$3,766	$951,064
State, municipal, and other government	472,741	42,834	18,952	496,623
Public utilities	1,005,793	56,296	50,462	1,011,627
Industrial and miscellaneous	8,534,474	472,777	114,699	8,892,552
Mortgage and other asset-backed securities	7,826,233	157,025	158,298	7,824,960

	18,782,977	740,026	346,177	19,176,826
Preferred stocks	94,353	249	2,323	92,279
Affiliated preferred stocks	991	—	—	991

	$18,878,321	$740,275	$348,500	$19,270,096

The Company held bonds and preferred stock at December 31, 2003 with a carrying value of $17,581 and amortized cost of $39,700 that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2003 is as follows:

	Losses 12 months or more	Losses less than 12 months	Total
December 31, 2003
Bonds:
United States Government and agencies	$—	$330,102	$330,102
State, municipal and other government	3,448	56,448	59,896
Public utilities	40,360	238,878	279,238
Industrial and miscellaneous	279,617	1,919,157	2,198,774
Mortgage and other asset-backed securities	695,195	1,976,333	2,671,528

	1,018,620	4,520,918	5,539,538
Preferred stocks	—	4,430	4,430

	$1,018,620	$4,525,348	$5,543,968

The carrying amounts and estimated fair values of bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$193,304	$196,073
Due after one year through five years	4,364,089	4,568,590
Due after five years through ten years	6,506,015	6,823,902
Due after ten years	2,646,146	2,769,247

	13,709,554	14,357,812
Mortgage and other asset-backed securities	6,633,891	6,667,992

	$20,343,445	$21,025,804

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

The Company’s investment in Transamerica Capital III, a long-term bond issued by an affiliate, is valued at amortized cost with a carrying value of $3,083 and 4,234 at December 31, 2003 and 2002, respectively.

A detail of net investment income is presented below:

	Year Ended December 31
	2003	2002	2001
Interest on bonds and preferred stock	$1,105,904	$956,905	$684,756
Dividends on equity investments	3,872	2,065	1,362
Interest on mortgage loans	202,838	161,211	147,811
Rental income on real estate	7,828	8,253	8,289
Interest on policy loans	4,225	3,945	4,269
Derivatives	(22,920)	(14,101)	(34,729)
Other	21,932	26,331	50,787

Gross investment income	1,323,139	1,144,609	862,545
Less investment expenses	64,340	53,032	36,592

Net investment income	$1,258,799	$1,091,577	$825,953

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2003	2002	2001
Proceeds	$23,291,971	$20,462,679	$7,556,980

Gross realized gains	$309,579	$152,259	$82,314
Gross realized losses	(169,860)	(250,673)	(123,094)

Net realized gains (losses)	$139,719	$(98,414)	$(40,780)

Gross realized losses for the years ended December 31, 2003, 2002 and 2001 include $64,587, $103,424 and $86,275, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2003, investments with an aggregate carrying value of $53,164 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2003	2002	2001
Bonds and preferred stocks	$139,719	$(98,414)	$(40,780)
Equity securities	(1,549)	3,695	6,266
Mortgage loans on real estate	(78)	374	—
Real estate	1,248	(3,193)	399
Short-term investments	—	—	661
Derivatives	(74,660)	(49,788)	(34,729)
Other invested assets	2,114	2,535	(6,059)

	66,794	(144,791)	(74,242)
Tax effect	(20,204)	8,725	(8,658)
Transfer from (to) interest maintenance reserve	(87,466)	33,547	(24,376)

Net realized losses	$(40,876)	$(102,519)	$(107,276)

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2003	2002	2001
Bonds	$80,148	$27,211	$15,112
Preferred stocks	(378)	(3,606)	3,437
Common stocks	2,956	(3,598)	(7,270)
Affiliated entities	(4,320)	(129)	(15,246)
Mortgage loans on real estate	(27,194)	452	(834)
Other invested assets	21,092	(28,463)	712
Real estate	—	298	—
Derivative instruments	(56,483)	(60,647)	(6,611)

Change in unrealized gains/losses	$15,821	$(68,482)	$(10,700)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2003	2002
Unrealized gains	$2,933	$1,703
Unrealized losses	(1,250)	(2,976)

Net unrealized gains (losses)	$1,683	$(1,273)

During 2003, the Company issued mortgage loans with interest rates ranging from 2.54% to 8.04%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $6,706 were non-income producing for the previous 180 days. Accrued interest of $562 related to these mortgage loans was excluded from investment income at December 31, 2003. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2003 and 2002, the Company had bonds and stocks aggregating $32,804 and $66, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. The related realized losses during the years ended December 31, 2003 and 2002 were $35,314 and $-0-, respectively. The are no commitments to lend additional funds to debtors owing receivables.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2003 and 2002, the Company held a mortgage loan loss reserve in the AVR of $42,314 and $18,989, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2003	2002		2003	2002
South Atlantic	25%	27%	Office	38%	42%
Pacific	23	24	Industrial	22	19
Mountain	14	11	Apartment	18	18
E. North Central	13	14	Retail	16	16
Middle Atlantic	11	10	Other	6	5
W. North Central	6	6
W. South Central	4	4
New England	2	3
E. South Central	2	1

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2003 and 2002, the Company had replicated assets with a fair value of $196,173 and $221,709, respectively, and credit default swaps with a fair value of $(841) and $(4,161), respectively. During the year ended December 31, 2003, 2002, and 2001, the Company recognized capital losses in the amount of $-0-, $-0-, and $20,125, respectively, related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. As of the reporting date, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $411,469.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

At December 31, 2003 and 2002, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2003	2002
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$4,295,140	$3,907,327
Receive floating – pay fixed	4,884,879	3,770,710
Receive floating (uncapped) – pay floating (capped)	2,901,587	3,262,219
Receive floating (LIBOR) – pay floating (S&P)	—	45,000
Interest rate cap agreements	32,446	33,904

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 19 years. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in equity. For the year ended December 31, 2003, none of the Company’s cash flow hedges have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the year ended December 31, 2003, the Company has recorded $(713) for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2003	2002	2001
Direct premiums	$5,780,989	$9,070,709	$4,855,609
Reinsurance assumed – non affiliates	28,199	30,473	16,193
Reinsurance assumed - affiliates	145,114	218,537	245,001
Reinsurance ceded – non affiliates	(164,902)	(323,974)	(270,278)
Reinsurance ceded – affiliates	(43,821)	(27,502)	(22,350)

Net premiums earned	$5,745,579	$8,968,243	$4,824,175

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $172,208, $122,531, and $135,889 during 2003, 2002, and 2001, respectively. At December 31, 2003 and 2002, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $4,051 and $4,238, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2003 and 2002 of $1,387,937 and $1,468,069, respectively.

At December 31, 2003, amounts recoverable from unauthorized reinsurers of $2,153 (2002—$4,315) and reserve credits for reinsurance ceded of $34,928 (2002 – $46,901) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $42,436 at December 31, 2003, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. During 2003 and 2002, $3,304 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $40,000.

Additionally, in 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $4,249 was credited directly to unassigned surplus. During 2003 and 2002, $474 and $816, respectively, of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus.

During 2003, the Company recaptured a block of business ceded to a non-affiliated company. The recapture resulted in no consideration received by or paid to the Company. This recapture resulted in a pre-tax loss of $3,323, which was recorded in the statement of operations. The loss was offset by the release of liability for unauthorized reinsurance and non-admitted assets related to the reinsurance treaty of $3,208, which were credited directly to unassigned surplus.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2003, the Company entered into another reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $275 into earnings with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $9,400.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded directly to the unassigned surplus on a net of tax basis. The initial mod-co transaction of $1,587,431 is included separately in the revenue and expense sections of the Company’s statement of operations for 2003. Subsequent to the initial gain, the Company has amortized $9,473 into earnings with a corresponding charge to unassigned surplus.

The Company has historically been a party to various reinsurance transactions with MEGA Life and Health Insurance Co. and its affiliates (“MEGA”) related to certain accident and health business. During 2003, the Company entered into several reinsurance transactions and novations of certain underlying policies such that all risks associated with these treaties and policies have been ceded to MEGA. No gain or loss was recognized related to these transactions.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes

The main components of net deferred income taxes:

	December 31
	2003	2002
Deferred income tax assets:
Guaranty funds	$5,477	$5,445
Non-admitted assets	21,553	6,401
Loss carryforwards	—	23,244
Deferred acquisition costs	152,323	136,324
Reserves	45,131	69,185
Unrealized capital losses	40,432	78,471
Other	14,218	7,196

Total deferred income tax assets	279,134	326,266
Deferred income tax assets – nonadmitted	126,651	181,489
Deferred income tax liabilities:
Partnerships	—	721
Real estate	—	1,217
Unrealized capital gains	77,261	29,544
Other	5,970	1,835

Total deferred income tax liabilities	$83,231	$33,317

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2003	2002	2001
Change in net deferred income tax asset	$(97,046)	$109,574	$64,840

Change in deferred income tax assets - nonadmitted	(54,838)	32,076	50,003

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year ended December 31
	2003	2002	2001
Income tax computed at federal statutory rate (35%)	$114,221	$265	$6,515
Deferred acquisition costs – tax basis	15,700	30,953	22,560
Depreciation	(112)	(148)	104
Dividends received deduction	(2,597)	(2,413)	(2,228)
IMR amortization	(8,134)	(506)	(1,226)
Investment income items	(5,054)	(4,934)	(4,937)
Low income housing credits	(6,035)	(6,051)	(5,725)
Prior year under (over) accrual	(41,277)	740	(918)
Reinsurance transactions	3,643	(1,442)	13,051
Tax reserve adjustment	(3,546)	4,675	2,705
Other	4,522	(1,750)	(1,752)

Federal income tax expense	$71,331	$19,389	$28,149

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination is underway for 1998 through 2000.

Income taxes incurred during 2003, 2002 and 2001 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $218,994, $1,319 and $-0-, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2003). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2003		2002
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$2,234,306	7%	$1,684,200	6%
Subject to discretionary withdrawal at book value less surrender charge	7,572,375	23	7,425,333	28
Subject to discretionary withdrawal at market value	9,772,559	30	5,926,569	22
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	5,876,296	18	4,281,342	16
Not subject to discretionary withdrawal provision	6,913,877	22	7,278,306	28

	32,369,413	100%	26,595,750	100%

Less reinsurance ceded	1,295,797		1,378,208

Total policy reserves on annuities and deposit-type liabilities	$31,073,616		$25,217,542

Included in the liability for deposit-type contracts at December 31, 2003 and 2002 are approximately $4,381,000 and $5,141,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2003, the contractual maturities were 2004 - $150,000; 2005 - $781,000; 2006 - $1,139,000; 2007 - $1,373,000; 2008 - $100,000 and thereafter - $838,000.

The Company’s liability for deposit-type contracts includes GIC’s and Funding Agreements assumed from Monumental Life Insurance Company, an affiliate. The

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

liabilities assumed are $5,426,617 and $5,986,691 at December 31, 2003 and 2002, respectively.

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2003, 2002, and 2001 is as follows:

	Guaranteed Separate Account	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2003	$—	$1,895,800	$1,895,800

Reserves for separate accounts with assets at:
Fair value	$—	$11,232,371	$11,232,371
Amortized cost	388,149	—	388,149

Total at December 31, 2003	$388,149	$11,232,371	$11,620,520

Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total at December 31, 2002	$369,996	$6,953,417	$7,323,413

Premiums, deposits, and other considerations for the year ended December 31, 2001	$59,498	$1,221,739	$1,281,237

Reserves for separate accounts with assets at:
Fair value	$—	$4,574,436	$4,574,436
Amortized cost	175,950	—	175,950

Total at December 31, 2001	$175,950	$4,574,436	$4,750,386

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2003	2002	2001
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$1,897,576	$3,133,334	$1,281,237
Transfers from separate accounts	177,729	402,618	(456,777)

Net transfers to separate accounts	2,075,305	3,535,952	824,460
Miscellaneous reconciling adjustments	4,131	4,566	(838)

Transfers as reported in the summary of operations of the life, accident and health annual statement	$2,079,436	$3,540,518	$823,622

At December 31, 2003 and 2002, the Company had separate account annuities with guaranteed living benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2003
Guaranteed minimum income benefit	$7,812,085	$70,780	$569
Guaranteed premium accumulation fund	43,229	5,301	—
Guaranteed minimum withdrawal benefit	16,915	15	(19)

2002
Guaranteed minimum income benefit	$4,684,220	$79,728	$—
Guaranteed premium accumulation fund	21,052	2,892	—

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2003 and 2002, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2003
Life and annuity:
Ordinary direct first year business	$6,443	$5,060	$1,383
Ordinary direct renewal business	20,609	5,827	14,782
Group life direct business	136	88	48

Total life and annuity	27,188	10,975	16,213
Accident and health:
Direct	541	—	541

Total accident and health	541	—	541

	$27,729	$10,975	$16,754

December 31, 2002
Life and annuity:
Ordinary direct first year business	$3,909	$2,741	$1,168
Ordinary direct renewal business	18,510	5,270	13,240
Group life direct business	216	105	111

Total life and annuity	22,635	8,116	14,519
Accident and health:
Direct	101	—	101

Total accident and health	101	—	101

	$22,736	$8,116	$14,620

At December 31, 2003 and 2002, the Company had insurance in force aggregating $221,263 and $121,707, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $4,590 and $3,813 to cover these deficiencies at December 31, 2003 and 2002, respectively.

During 2003, the Company upgraded its reserve valuation system for fixed deferred annuities and variable annuities. The valuation system upgrade, which provides for more precise calculations, caused general account reserves to decrease by $3,572 and separate account reserves to increase by $4,681. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2003 Statement of Changes in Capital and Surplus.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2002 Statement of Changes in Capital and Surplus.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus (which aggregates $64,487 at December 31, 2003) at the time of such dividend, the maximum payment which may be made in 2004, without the prior approval of insurance regulatory authorities, is $255,013.

During 2003, the Company paid $300,000 to its Parent Company. This payment consisted of a dividend of $45,700 and a return of additional paid-in-capital of $254,300. The Company did not pay a common stock dividend to its Parent Company during 2002. The Company paid dividends to its parent of $3,000 in 2001.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $1,658, $784, and $665 for the years ended December 31, 2003, 2002, and 2001, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $637, $353, and $314 for the years ended December 31, 2003, 2002, and 2001, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2003, 2002, and 2001 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $166, $95, and $94 for the years ended December 31, 2003, 2002, and 2001, respectively.

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2003, 2002 and 2001, the Company sold $7,726, $11,172 and $1,565, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2003, 2002, and 2001, the Company paid $70,838, $57,691, and $33,505, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2003, 2002, and 2001, the Company paid net interest of $985, $737, and $1,046, respectively, to affiliates.

During 2003, the Company distributed a common stock dividend of $45,700, $254,300 of cash to its parent, and received a cash capital contribution of $200,000 that was accrued in 2002. During 2002 and 2001, the Company received a capital contribution of $200,000 and $280,000, respectively, in cash from its parent. The Company paid dividends to its parent of $3,000 in 2001. In addition, in 2002, the Company issued a surplus note of $575,000 in exchange for cash.

At December 31, 2003, the Company did not have any net short-term notes receivable from an affiliate outstanding. At December 31, 2002, the Company had net short-term notes receivable from an affiliate of $183,000. At December 31, 2001, the Company had net short-term notes receivable of $140,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Related Party Transactions (continued)

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $226,770 and $218,024 at December 31, 2003 and 2002, respectively.

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to plan sponsors totaling $2,085,920 as of December 31, 2003. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of an affiliate, AEGON Assignment Corporation. This entity accepts assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2003, the Company has pledged invested assets with a carrying value and market value of $1,595,976 and $1,613,831, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral at least equal to 102% of the fair value of the loaned securities as of the transaction date. The counterparty is obligated to deliver

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

13. Commitments and Contingencies (continued)

additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. The additional collateral along with the collateral already held in connection with the lending transaction is at least equal to 102% of the fair value of the loaned securities. The Company does not participate in securities lending in foreign securities. There are no restrictions as to the collateral. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2003 and 2002, the value of securities loaned amounted to $1,032,994 and $1,319,849, respectively.

The Company has contingent commitments for $114,104 at December 31, 2003 for joint ventures, partnerships, and limited liability companies.

At December 31, 2003, the Company has mortgage loan commitments of $170,131.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $15,608 and $15,557 and an offsetting premium tax benefit of $7,217 and $7,236 at December 31, 2003 and 2002, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $56,732, $(2,425), and $(1,943) for the years ended December 31, 2003, 2002, and 2001, respectively.

49

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2003

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$438,813	$432,774	$438,813
States, municipalities and political subdivisions	964,988	961,936	964,988
Foreign governments	563,166	638,451	563,166
Public utilities	1,215,136	1,272,786	1,215,136
All other corporate bonds	17,158,259	17,716,518	17,158,259
Redeemable preferred stocks	98,178	99,878	98,178

Total fixed maturities	20,438,540	21,122,343	20,438,540
Equity securities
Common stocks:
Banks, trust and insurance	67,850	67,850	67,850
Industrial, miscellaneous and all other	57,515	59,198	59,198

Total equity securities	125,365	127,048	127,048
Mortgage loans on real estate	3,565,375		3,565,375
Real estate	47,014		47,014
Policy loans	59,842		59,842
Other long-term investments	621,906		621,906
Cash and short-term investments	184,618		184,618

Total investments	$25,042,660		$25,044,343

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

50

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2003
Individual life	$2,764,007	$—	$14,470	$531,405	$153,537	$446,312	$245,453
Individual health	392,590	11,500	14,366	106,784	20,709	126,864	28,452	$106,785
Group life and health	125,468	3,728	5,667	49,195	8,272	13,632	19,184	77,969
Annuity	13,715,219	—	—	5,058,195	1,076,281	3,615,987	3,998,650

	$16,997,284	$15,228	$34,503	$5,745,579	$1,258,799	$4,202,795	$4,291,739

Year ended December 31, 2002
Individual life	$2,436,834	$—	$17,216	$516,751	$150,633	$309,835	$359,370
Individual health	310,926	10,881	12,570	98,628	17,831	103,672	30,235	$98,530
Group life and health	139,299	6,481	17,384	47,955	9,497	58,103	19,544	73,575
Annuity	11,786,084	—	—	8,304,909	913,616	5,679,462	3,793,852

	$14,673,143	$17,362	$47,170	$8,968,243	$1,091,577	$6,151,072	$4,203,001

Year ended December 31, 2001
Individual life	$2,249,755	$—	$13,452	$553,951	$146,877	$211,100	$658,786
Individual health	241,856	10,971	11,019	97,541	21,406	90,991	40,757	$97,144
Group life and health	125,564	7,387	17,292	53,778	12,054	61,171	24,416	52,600
Annuity	7,402,612	—	—	4,118,905	645,616	4,265,462	502,936

	$10,019,787	$18,358	$41,763	$4,824,175	$825,953	$4,628,724	$1,226,895

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

51

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2003
Life insurance in force	$15,114,682	$2,847,424	$90,171	$12,357,429	1%

Premiums:
Individual life	$532,188	$4,891	$4,108	$531,405	1%
Individual health	106,785	929	928	106,784	1%
Group life and health	77,969	52,051	23,277	49,195	47%
Annuity	5,064,047	150,852	145,000	5,058,195	3%

	$5,780,989	$208,723	$173,313	$5,745,579	1%

Year ended December 31, 2002
Life insurance in force	$13,710,176	$2,010,948	$99,989	$11,799,217	1%

Premiums:
Individual life	$567,557	$54,771	$3,965	$516,751	1%
Individual health	98,530	1,054	1,152	98,628	1%
Group life and health	73,575	50,977	25,357	47,955	53%
Annuity	8,331,047	244,674	218,536	8,304,909	3%

	$9,070,709	$351,476	$249,010	$8,968,243	3%

Year ended December 31, 2001
Life insurance in force	$12,213,483	$1,679,015	$100,311	$10,634,779	1%

Premiums:
Individual life	$547,754	$(2,497)	$3,700	$553,951	1%
Individual health	98,925	2,167	783	97,541	1
Group life and health	127,085	85,018	11,711	53,778	22
Annuity	4,081,845	207,940	245,000	4,118,905	6

	$4,855,609.00	$292,628	$261,194	$4,824,175	5%

52

FINANCIAL STATEMENTS

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Year Ended December 31, 2003

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Financial Statements

Year Ended December 31, 2003

Report of Independent Auditors

The Board of Directors and Contract Owners

Retirement Income Builder - BAI Variable Annuity

(formerly Retirement Income Builder III Variable Annuity)

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Retirement Income Builder - BAI Variable Annuity (formerly Retirement Income Builder III Variable Annuity, comprised of the Asset Allocation - Growth, Asset Allocation - Conservative, Asset Allocation - Moderate, Asset Allocation - Moderate Growth, AEGON Bond, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Real Estate Securities, Dreyfus Mid Cap, Dreyfus Small Cap Value, Federated Growth & Income, Janus Growth, Jennison Growth, MFS High Yield, PIMCO Total Return, Salomon All Cap, Third Avenue Value, T. Rowe Price Equity Income, T. Rowe Price Small Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Money Market, Van Kampen Emerging Growth, Transamerica U.S. Government Securities-Safe Fund, AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. Premier Equity, AllianceBerstein Premier Growth, AllianceBerstein Technology, Franklin Small Cap, Franklin Small Cap Value Securities, Mutual Shares Securities, Templeton Foreign Securities, Janus Aspen - Worldwide Growth, MFS Emerging Growth, MFS Research, MFS Total Return, MFS Utilities, Nations Asset Allocation, Nations High Yield Bond, Nations International Value, Nations Marsico Growth, Nations Marsico Focused Equities, Nations Marsico International Opportunities, Nations Marsico 21st Century, Nations MidCap Growth, Nations Small Company, Nations Value, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer Strategic Bond, Putnam VT Growth and Income, Putnam VT Research, Fidelity - VIP Equity-Income, Fidelity - VIP Growth, Fidelity - VIP Growth Opportunities, Fidelity - VIP Index 500, Fidelity - VIP Mid Cap, and Fidelity VIP Value Strategies subaccounts), which are available for investment by contract owners of the Retirement Income Builder III Variable Annuity, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2003, by correspondence with the mutual funds’ transfer agents. An audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Retirement Income Builder - BAI Variable Annuity (formerly Retirement Builder Variable Annuity Account), which are available for investment by contract owners of the Retirement Income Builder III Variable Annuity, at December 31, 2003, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa

January 30, 2004

1.2

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2003

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	AEGON Bond Subaccount
Assets
Investment in securities:
Number of shares	248,045.501	1,004,845.311	2,567,623.558	2,033,753.311	628,183.888

Cost	$2,170,126	$9,369,391	$23,202,907	$17,706,816	$7,941,972

Investments in mutual funds, at net asset value	$2,646,645	$11,214,074	$28,218,183	$22,005,211	$7,921,399
Receivable for units sold	—	—	—	—	30

Total assets	2,646,645	11,214,074	28,218,183	22,005,211	7,921,429

Liabilities
Payable for units redeemed	41	124	325	318	—

	$2,646,604	$11,213,950	$28,217,858	$22,004,893	$7,921,429

Net Assets:
Deferred annuity contracts terminable by owners	$2,646,604	$11,213,950	$28,217,858	$22,004,893	$7,921,429

Total net assets	$2,646,604	$11,213,950	$28,217,858	$22,004,893	$7,921,429

Accumulation units outstanding:
M&E - 1.05%	42,255	—	—	64,925	—

M&E - 1.25%	558,214	3,543,978	9,852,327	5,937,163	2,661,557

M&E - 1.30%	76,921	13,995	228,721	514,850	51,615

M&E - 1.40%	309,709	688,162	3,038,615	3,001,328	1,054,220

M&E - 1.50%	1,273,616	4,282,688	9,587,799	8,495,052	2,293,039

M&E - 1.75%	133,055	378,925	1,096,617	601,155	516,571

M&E - 1.80%	73,145	56,937	185,044	17,833	6,531

M&E - 1.90%	12,818	257,477	561,098	55,329	260,267

M&E - 2.00%	30,577	1,099,958	1,810,387	2,138,692	378,068

Accumulation unit value:
M&E - 1.05%	$1.252891	$1.163017	$1.184848	$1.210278	$1.012419

M&E - 1.25%	$1.041488	$1.090010	$1.072164	$1.055976	$1.101196

M&E - 1.30%	$1.250820	$1.161109	$1.182889	$1.208290	$1.010754

M&E - 1.40%	$1.038925	$1.087333	$1.069495	$1.053363	$1.098492

M&E - 1.50%	$1.037216	$1.085524	$1.067759	$1.051623	$1.096684

M&E - 1.75%	$1.032962	$1.081088	$1.063371	$1.047320	$1.092189

M&E - 1.80%	$1.246723	$1.157293	$1.179013	$1.204321	$1.007420

M&E - 1.90%	$1.030415	$1.078438	$1.060760	$1.044748	$1.089505

M&E - 2.00%	$1.028744	$1.076670	$1.059046	$1.043050	$1.087736

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2003

	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Dreyfus Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	54,872.471	102,321.229	153,589.681	2,115.464	244,448.529

Cost	$479,146	$797,133	$2,055,166	$29,401	$2,469,714

Investments in mutual funds, at net asset value	$639,813	$1,030,375	$2,697,035	$31,901	$3,160,719
Receivable for units sold	—	—	—	—	—

Total assets	639,813	1,030,375	2,697,035	31,901	3,160,719

Liabilities
Payable for units redeemed	17	18	53	1	16

	$639,796	$1,030,357	$2,696,982	$31,900	$3,160,703

Net Assets:
Deferred annuity contracts terminable by owners	$639,796	$1,030,357	$2,696,982	$31,900	$3,160,703

Total net assets	$639,796	$1,030,357	$2,696,982	$31,900	$3,160,703

Accumulation units outstanding:
M&E - 1.05%	—	—	—	—	—

M&E - 1.25%	135,328	194,301	408,557	6,283	946,888

M&E - 1.30%	—	—	6,366	2,207	11,238

M&E - 1.40%	21,293	145,044	184,774	12,689	334,615

M&E - 1.50%	40,112	252,937	785,316	3,930	1,157,125

M&E - 1.75%	36,226	75,577	198,159	—	185,676

M&E - 1.80%	—	—	18,404	—	8,201

M&E - 1.90%	—	—	95,110	—	104,095

M&E - 2.00%	236,074	77,839	357,226	—	294,999

Accumulation unit value:
M&E - 1.05%	$1.316852	$1.255296	$1.289382	$1.273178	$1.261506

M&E - 1.25%	$1.372537	$1.386422	$1.319348	$1.271494	$1.041381

M&E - 1.30%	$1.314675	$1.253219	$1.287255	$1.271085	$1.259430

M&E - 1.40%	$1.369659	$1.383516	$1.316592	$1.270233	$1.038823

M&E - 1.50%	$1.367745	$1.381581	$1.314747	$1.269405	$1.037132

M&E - 1.75%	$1.362999	$1.376794	$1.310170	$1.267332	$1.032883

M&E - 1.80%	$1.310361	$1.249111	$1.283031	$1.266910	$1.255292

M&E - 1.90%	$1.360165	$1.373920	$1.307455	$1.266082	$1.030336

M&E - 2.00%	$1.358262	$1.371997	$1.305638	$1.265251	$1.028652

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2003

	Dreyfus Small Cap Value Subaccount	Federated Growth & Income Subaccount	Janus Growth Subaccount	Jennison Growth Subaccount	MFS High Yield Subaccount
Assets
Investment in securities:
Number of shares	30,404.556	322,827.796	23,238.589	11,709.581	97,105.975

Cost	$238,436	$4,731,307	$681,070	$78,880	$884,387

Investments in mutual funds, at net asset value	$442,690	$5,517,127	$701,805	$85,948	$998,249
Receivable for units sold	—	—	—	—	—

Total assets	442,690	5,517,127	701,805	85,948	998,249

Liabilities
Payable for units redeemed	131	68	1	11	2

	$442,559	$5,517,059	$701,804	$85,937	$998,247

Net Assets:
Deferred annuity contracts terminable by owners	$442,559	$5,517,059	$701,804	$85,937	$998,247

Total net assets	$442,559	$5,517,059	$701,804	$85,937	$998,247

Accumulation units outstanding:
M&E - 1.05%	—	15,833	—	—	—

M&E - 1.25%	186,852	1,788,148	312,236	22,621	279,642

M&E - 1.30%	—	30,757	—	—	109,742

M&E - 1.40%	72,470	302,421	58,276	—	161,276

M&E - 1.50%	82,263	2,045,500	244,906	41,146	209,994

M&E - 1.75%	7,344	330,103	26,407	26,267	39,399

M&E - 1.80%	—	32,110	—	—	8,241

M&E - 1.90%	—	44,270	13,980	—	67,081

M&E - 2.00%	27,679	158,196	21,872	—	712

Accumulation unit value:
M&E - 1.05%	$0.000000	$1.195475	$1.210252	$1.208791	$1.087889

M&E - 1.25%	$1.177981	$1.165189	$1.038326	$0.958583	$1.151272

M&E - 1.30%	$0.000000	$1.193505	$1.208257	$1.206798	$1.086107

M&E - 1.40%	$1.175077	$1.162320	$1.035786	$0.956224	$1.148444

M&E - 1.50%	$1.173131	$1.160395	$1.034067	$0.954662	$1.146546

M&E - 1.75%	$1.168346	$1.155660	$1.029827	$0.950737	$1.141867

M&E - 1.80%	$0.000000	$1.189593	$1.204299	$1.202844	$1.082529

M&E - 1.90%	$1.165471	$1.152799	$1.027309	$0.948406	$1.139050

M&E - 2.00%	$1.163563	$1.150942	$1.025625	$0.946858	$1.137199

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2003

	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Third Avenue Value Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Small Cap Subaccount
Assets
Investment in securities:
Number of shares	1,988,057.226	445.376	166,324.723	401,208.617	282,269.311

Cost	$21,230,038	$4,895	$2,088,576	$6,206,256	$2,362,923

Investments in mutual funds, at net asset value	$21,828,868	$5,817	$2,815,878	$7,606,915	$3,158,594
Receivable for units sold	49	—	—	—	—

Total assets	21,828,917	5,817	2,815,878	7,606,915	3,158,594

Liabilities
Payable for units redeemed	—	1	47	144	44

	$21,828,917	$5,816	$2,815,831	$7,606,771	$3,158,550

Net Assets:
Deferred annuity contracts terminable by owners	$21,828,917	$5,816	$2,815,831	$7,606,771	$3,158,550

Total net assets	$21,828,917	$5,816	$2,815,831	$7,606,771	$3,158,550

Accumulation units outstanding:
M&E - 1.05%	119,277	—	—	—	3,883

M&E - 1.25%	4,751,438	4,540	698,541	2,753,000	833,349

M&E - 1.30%	472,767	—	5,753	46,614	7,436

M&E - 1.40%	2,602,814	—	353,411	1,110,353	535,107

M&E - 1.50%	7,083,256	—	1,077,194	2,125,094	1,015,197

M&E - 1.75%	1,862,494	—	136,514	459,590	244,068

M&E - 1.80%	516,628	—	3,273	—	6,985

M&E - 1.90%	825,474	—	89,148	121,636	40,354

M&E - 2.00%	1,933,596	—	193,910	689,337	381,281

Accumulation unit value:
M&E - 1.05%	$1.014973	$1.282619	$1.348910	$1.222376	$1.338836

M&E - 1.25%	$1.091227	$1.280930	$1.104252	$1.043655	$1.032048

M&E - 1.30%	$1.013296	$1.280512	$1.346695	$1.220364	$1.336628

M&E - 1.40%	$1.088527	$1.279664	$1.101530	$1.041083	$1.029506

M&E - 1.50%	$1.086753	$1.278826	$1.099725	$1.039374	$1.027813

M&E - 1.75%	$1.082286	$1.276724	$1.095215	$1.035122	$1.023607

M&E - 1.80%	$1.009974	$1.276306	$1.342270	$1.216366	$1.332248

M&E - 1.90%	$1.079628	$1.275473	$1.092513	$1.032587	$1.021080

M&E - 2.00%	$1.077880	$1.274643	$1.090750	$1.030895	$1.019424

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2003

	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount
Assets
Investment in securities:
Number of shares	22,156.951	226,014.385	16,804.563	4,344,423.260	48,656.273

Cost	$243,724	$3,235,947	$202,941	$4,344,423	$672,903

Investments in mutual funds, at net asset value	$255,027	$4,075,039	$211,233	$4,344,423	$810,614
Receivable for units sold	—	—	—	74	—

Total assets	255,027	4,075,039	211,233	4,344,497	810,614

Liabilities
Payable for units redeemed	10	79	4	—	13

	$255,017	$4,074,960	$211,229	$4,344,497	$810,601

Net Assets:
Deferred annuity contracts terminable by owners	$255,017	$4,074,960	$211,229	$4,344,497	$810,601

Total net assets	$255,017	$4,074,960	$211,229	$4,344,497	$810,601

Accumulation units outstanding:
M&E - 1.05%	—	6,853	1,855	—	20,695

M&E - 1.25%	2,750	1,341,170	3,132	1,021,189	314,896

M&E - 1.30%	69,993	37,375	12,608	4,587	—

M&E - 1.40%	18,007	656,728	—	1,310,720	145,421

M&E - 1.50%	21,275	1,355,391	124,796	1,179,162	290,486

M&E - 1.75%	4,747	75,327	1,965	543,673	24,537

M&E - 1.80%	88,425	46,008	17,077	—	—

M&E - 1.90%	15,492	55,189	—	84,435	38,119

M&E - 2.00%	—	155,113	6,962	233,186	46,595

Accumulation unit value:
M&E - 1.05%	$1.159584	$1.217177	$1.258328	$0.997885	$1.195403

M&E - 1.25%	$1.158057	$1.092828	$1.256677	$0.996282	$0.916654

M&E - 1.30%	$1.157668	$1.215184	$1.256265	$0.996245	$1.193432

M&E - 1.40%	$1.156903	$1.090130	$1.255439	$0.993822	$0.914383

M&E - 1.50%	$1.156154	$1.088346	$1.254604	$0.992204	$0.912871

M&E - 1.75%	$1.154251	$1.083879	$1.252557	$0.988157	$0.909134

M&E - 1.80%	$1.153874	$1.211191	$1.252147	$0.992961	$1.189515

M&E - 1.90%	$1.153116	$1.081237	$1.251327	$0.985732	$0.906897

M&E - 2.00%	$1.152367	$1.079452	$1.250499	$0.984096	$0.905415

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2003

	Transamerica U.S. Government Securites-Safe Fund Subaccount	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount	AllianceBernstein Premier Growth Subaccount
Assets
Investment in securities:
Number of shares	0.030	24,277.746	14,026.217	16,054.781	24,133.662

Cost	$—	$403,345	$229,531	$267,246	$431,481

Investments in mutual funds, at net asset value	$—	$513,717	$292,447	$323,343	$514,771
Receivable for units sold	—	—	555	—	—

Total assets	—	513,717	293,002	323,343	514,771

Liabilities
Payable for units redeemed	—	8	—	5	10

	$—	$513,709	$293,002	$323,338	$514,761

Net Assets:
Deferred annuity contracts terminable by owners	$—	$513,709	$293,002	$323,338	$514,761

Total net assets	$—	$513,709	$293,002	$323,338	$514,761

Accumulation units outstanding:
M&E - 1.05%	—	—	—	—	—

M&E - 1.25%	—	205,272	109,909	142,439	112,598

M&E - 1.30%	—	—	1,550	—	—

M&E - 1.40%	—	143,390	43,470	66,001	152,560

M&E - 1.50%	—	112,957	50,595	98,589	178,372

M&E - 1.75%	—	229	—	30,655	70,580

M&E - 1.80%	—	—	—	—	—

M&E - 1.90%	—	3,326	—	—	22,532

M&E - 2.00%	—	43,079	77,787	3,464	4,437

Accumulation unit value:
M&E - 1.05%	$1.011143	$1.228838	$1.211443	$1.180497	$1.153068

M&E - 1.25%	$1.010822	$1.013497	$1.037909	$0.950192	$0.954858

M&E - 1.30%	$1.010743	$1.226808	$1.209438	$1.178540	$1.151167

M&E - 1.40%	$1.010586	$1.010990	$1.035340	$0.947842	$0.952490

M&E - 1.50%	$1.010428	$1.009328	$1.033646	$0.946291	$0.950930

M&E - 1.75%	$1.010033	$1.005183	$1.029402	$0.942416	$0.947042

M&E - 1.80%	$1.009950	$1.222780	$1.205470	$1.174676	$1.147381

M&E - 1.90%	$1.009797	$1.002723	$1.026880	$0.940107	$0.944720

M&E - 2.00%	$1.009640	$1.001083	$1.025198	$0.938553	$0.943168

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2003

	AllianceBernstein Technology Subaccount	Franklin Small Cap Subaccount	Franklin Small Cap Value Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount
Assets
Investment in securities:
Number of shares	15,650.511	191,144.104	17,503.007	349,420.808	250,546.418

Cost	$206,128	$2,432,136	$201,535	$4,259,283	$2,383,650

Investments in mutual funds, at net asset value	$224,585	$3,331,642	$221,763	$5,202,876	$3,066,688
Receivable for units sold	—	—	—	—	—

Total assets	224,585	3,331,642	221,763	5,202,876	3,066,688

Liabilities
Payable for units redeemed	16	22	1	61	67

	$224,569	$3,331,620	$221,762	$5,202,815	$3,066,621

Net Assets:
Deferred annuity contracts terminable by owners	$224,569	$3,331,620	$221,762	$5,202,815	$3,066,621

Total net assets	$224,569	$3,331,620	$221,762	$5,202,815	$3,066,621

Accumulation units outstanding:
M&E - 1.05%	—	1,794	8,855	—	16,291

M&E - 1.25%	12,846	830,642	3,995	1,640,409	950,592

M&E - 1.30%	—	20,855	29,204	19,395	17,363

M&E - 1.40%	13,926	331,524	—	882,123	672,168

M&E - 1.50%	19,434	1,566,050	91,628	1,709,059	777,675

M&E - 1.75%	1,133	155,529	329	295,973	145,448

M&E - 1.80%	—	28,480	23,702	10,663	—

M&E - 1.90%	—	73,910	—	123,371	106,104

M&E - 2.00%	188,197	216,193	10,229	308,814	305,309

Accumulation unit value:
M&E - 1.05%	$1.321932	$1.320291	$1.324461	$1.201784	$1.315726

M&E - 1.25%	$0.963378	$1.033127	$1.322719	$1.045257	$1.025794

M&E - 1.30%	$1.319755	$1.318113	$1.322282	$1.199804	$1.313561

M&E - 1.40%	$0.960988	$1.029603	$1.321415	$1.042680	$1.023255

M&E - 1.50%	$0.959422	$1.027903	$1.320547	$1.040988	$1.021580

M&E - 1.75%	$0.955487	$1.023695	$1.318377	$1.036706	$1.017394

M&E - 1.80%	$1.315429	$1.313794	$1.317941	$1.195869	$1.309264

M&E - 1.90%	$0.953123	$1.021183	$1.317092	$1.034160	$1.014900

M&E - 2.00%	$0.951577	$1.019507	$1.316223	$1.032470	$1.013228

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2003

	Janus Aspen – Worldwide Growth Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount
Assets
Investment in securities:
Number of shares	46,033.436	13,850.148	50,041.267	453,553.985	44,619.205

Cost	$972,028	$172,683	$555,336	$7,756,608	$556,610

Investments in mutual funds, at net asset value	$1,183,059	$213,431	$665,549	$8,817,089	$708,107
Receivable for units sold	—	—	—	—	—

Total assets	1,183,059	213,431	665,549	8,817,089	708,107

Liabilities
Payable for units redeemed	25	3	12	93	14

	$1,183,034	$213,428	$665,537	$8,816,996	$708,093

Net Assets:
Deferred annuity contracts terminable by owners	$1,183,034	$213,428	$665,537	$8,816,996	$708,093

Total net assets	$1,183,034	$213,428	$665,537	$8,816,996	$708,093

Accumulation units outstanding:
M&E - 1.05%	—	—	—	42,019	—

M&E - 1.25%	652,378	89,587	83,434	1,878,046	241,029

M&E - 1.30%	—	—	4,485	5,831	—

M&E - 1.40%	96,661	14,478	138,384	1,010,139	189,717

M&E - 1.50%	400,861	96,165	391,903	2,776,139	61,535

M&E - 1.75%	55,406	21,968	19,743	563,059	40,581

M&E - 1.80%	—	—	—	46,441	—

M&E - 1.90%	6,275	—	15,090	160,617	44,123

M&E - 2.00%	30,642	849	37,984	1,929,181	56,384

Accumulation unit value:
M&E - 1.05%	$1.243644	$1.198360	$1.186658	$1.127622	$1.232198

M&E - 1.25%	$0.954487	$0.959553	$0.965529	$1.052890	$1.121894

M&E - 1.30%	$1.241588	$1.196377	$1.184711	$1.125764	$1.230157

M&E - 1.40%	$0.952135	$0.957183	$0.963140	$1.050284	$1.119128

M&E - 1.50%	$0.950569	$0.955605	$0.961557	$1.048576	$1.117291

M&E - 1.75%	$0.946682	$0.951668	$0.957621	$1.044258	$1.112703

M&E - 1.80%	$1.237528	$1.192452	$1.180823	$1.122064	$1.226123

M&E - 1.90%	$0.944358	$0.949361	$0.955267	$1.041693	$1.109984

M&E - 2.00%	$0.942814	$0.947794	$0.953695	$1.040000	$1.108163

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2003

	Nations Asset Allocation Subaccount	Nations High Yield Bond Subaccount	Nations International Value Subaccount	Nations Marsico Focused Equities Subaccount	Nations Marsico Growth Subaccount
Assets
Investment in securities:
Number of shares	343.381	591,141.672	60,602.517	562,414.089	478,409.126

Cost	$3,055	$5,380,411	$431,509	$6,713,612	$5,735,398

Investments in mutual funds, at net asset value	$3,255	$6,153,785	$621,176	$8,526,198	$7,046,966
Receivable for units sold	—	—	—	—	—

Total assets	3,255	6,153,785	621,176	8,526,198	7,046,966

Liabilities
Payable for units redeemed	—	29	201	114	87

	$3,255	$6,153,756	$620,975	$8,526,084	$7,046,879

Net Assets:
Deferred annuity contracts terminable by owners	$3,255	$6,153,756	$620,975	$8,526,084	$7,046,879

Total net assets	$3,255	$6,153,756	$620,975	$8,526,084	$7,046,879

Accumulation units outstanding:
M&E - 1.05%	—	11,906	—	85,787	15,265

M&E - 1.25%	—	953,337	150,039	1,907,047	1,697,623

M&E - 1.30%	—	81,474	—	36,367	102,258

M&E - 1.40%	—	1,059,337	95,414	1,326,048	910,351

M&E - 1.50%	2,863	1,649,865	168,755	2,383,353	2,775,428

M&E - 1.75%	—	389,186	41,388	647,938	445,294

M&E - 1.80%	—	67,952	—	16,187	121,410

M&E - 1.90%	—	217,308	6,537	164,950	325,779

M&E - 2.00%	—	542,978	64,693	1,633,429	522,345

Accumulation unit value:
M&E - 1.05%	$1.140145	$1.155254	$0.000000	$1.245224	$1.239642

M&E - 1.25%	$1.138638	$1.245783	$1.183490	$1.041298	$1.015340

M&E - 1.30%	$1.138264	$1.153356	$0.000000	$1.243174	$1.237598

M&E - 1.40%	$1.137513	$1.242711	$1.180568	$1.038733	$1.012823

M&E - 1.50%	$1.136765	$1.240670	$1.178630	$1.037021	$1.011164

M&E - 1.75%	$1.134901	$1.235606	$1.173806	$1.032769	$1.007016

M&E - 1.80%	$1.134528	$1.149563	$0.000000	$1.239099	$1.233536

M&E - 1.90%	$1.133783	$1.232551	$1.170916	$1.030239	$1.004546

M&E - 2.00%	$1.133046	$1.230540	$1.169016	$1.028561	$1.002896

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2003

	Nations Marsico International Opportunitites Subaccount	Nations Marsico 21st Century Subaccount	Nations MidCap Growth Subaccount	Nations Small Company Subaccount	Nations Value Subaccount
Assets
Investment in securities:
Number of shares	296,622.959	148,638.456	345,148.847	509.120	43,644.656

Cost	$3,061,014	$988,525	$1,986,981	$4,622	$428,366

Investments in mutual funds, at net asset value	$4,022,207	$1,263,427	$2,450,557	$4,913	$458,705
Receivable for units sold	—	—	—	—	—

Total assets	4,022,207	1,263,427	2,450,557	4,913	458,705

Liabilities
Payable for units redeemed	89	12	29	—	6

	$4,022,118	$1,263,415	$2,450,528	$4,913	$458,699

Net Assets:
Deferred annuity contracts terminable by owners	$4,022,118	$1,263,415	$2,450,528	$4,913	$458,699

Total net assets	$4,022,118	$1,263,415	$2,450,528	$4,913	$458,699

Accumulation units outstanding:
M&E - 1.05%	27,152	—	2,860	—	10,434

M&E - 1.25%	1,003,667	163,036	708,005	—	20,453

M&E - 1.30%	57,765	11,235	21,134	2,466	64,289

M&E - 1.40%	401,739	64,359	338,387	—	—

M&E - 1.50%	1,315,423	360,350	969,731	1,217	151,236

M&E - 1.75%	220,224	60,607	167,167	—	—

M&E - 1.80%	72,090	—	16,735	—	70,764

M&E - 1.90%	78,501	82	72,919	—	15,225

M&E - 2.00%	199,083	333,766	347,290	—	33,673

Accumulation unit value:
M&E - 1.05%	$1.342748	$1.357071	$1.232646	$1.336543	$1.257217

M&E - 1.25%	$1.188546	$1.278900	$0.926003	$1.334783	$1.255571

M&E - 1.30%	$1.340545	$1.354843	$1.230605	$1.334342	$1.255151

M&E - 1.40%	$1.185618	$1.275752	$0.923715	$1.333462	$1.254324

M&E - 1.50%	$1.183682	$1.273656	$0.922206	$1.332590	$1.253499

M&E - 1.75%	$1.178829	$1.268436	$0.918425	$1.330404	$1.251449

M&E - 1.80%	$1.336146	$1.350396	$1.226571	$1.329964	$1.251047

M&E - 1.90%	$1.175924	$1.265334	$0.916162	$1.329096	$1.250214

M&E - 2.00%	$1.174023	$1.263270	$0.914662	$1.328237	$1.249393

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2003

	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Strategic Bond Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Research Subaccount
Assets
Investment in securities:
Number of shares	49,340.758	149,080.031	521,517.615	30,186.569	9,757.463

Cost	$1,339,660	$2,305,090	$2,404,415	$556,396	$86,149

Investments in mutual funds, at net asset value	$1,703,736	$2,847,429	$2,675,385	$702,140	$103,234
Receivable for units sold	—	—	—	—	—

Total assets	1,703,736	2,847,429	2,675,385	702,140	103,234

Liabilities
Payable for units redeemed	21	39	5	12	9

	$1,703,715	$2,847,390	$2,675,380	$702,128	$103,225

Net Assets:
Deferred annuity contracts terminable by owners	$1,703,715	$2,847,390	$2,675,380	$702,128	$103,225

Total net assets	$1,703,715	$2,847,390	$2,675,380	$702,128	$103,225

Accumulation units outstanding:
M&E - 1.05%	—	—	—	—	—

M&E - 1.25%	656,432	726,796	967,542	378,295	63,272

M&E - 1.30%	—	—	29,835	—	—

M&E - 1.40%	490,955	704,672	322,899	50,611	17,713

M&E - 1.50%	490,314	1,057,184	788,550	97,131	21,605

M&E - 1.75%	24,796	202,708	45,965	42,113	—

M&E - 1.80%	—	—	11,412	—	—

M&E - 1.90%	5,846	90,553	29,847	99,187	—

M&E - 2.00%	14,453	57,056	59,708	18,932	—

Accumulation unit value:
M&E - 1.05%	$1.234347	$1.212739	$1.083900	$1.233890	$1.213222

M&E - 1.25%	$1.014649	$1.006292	$1.190909	$1.026333	$1.007484

M&E - 1.30%	$1.232312	$1.210744	$1.082115	$1.231858	$1.211224

M&E - 1.40%	$1.012137	$1.003824	$1.187964	$1.023795	$1.004990

M&E - 1.50%	$1.010466	$1.002160	$1.186026	$1.022109	$1.003355

M&E - 1.75%	$1.006334	$0.998072	$1.181176	$1.017925	$0.999231

M&E - 1.80%	$1.228275	$1.206778	$1.078548	$1.227814	$1.207253

M&E - 1.90%	$1.003859	$0.995615	$1.178286	$1.015420	$0.996771

M&E - 2.00%	$1.002224	$0.993984	$1.176351	$1.013755	$0.995133

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2003

	Fidelity VIP - Equity-Income Subaccount	Fidelity VIP - Growth Subaccount	Fidelity VIP - Growth Opportunities Subaccount	Fidelity VIP - Index 500 Subaccount	Fidelity VIP - Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	195,181.693	54,726.069	7,790.827	1,175.801	140,345.798

Cost	$3,565,652	$1,331,259	$94,041	$135,034	$2,460,325

Investments in mutual funds, at net asset value	$4,481,372	$1,681,185	$116,707	$147,340	$3,364,089
Receivable for units sold	—	—	—	—	—

Total assets	4,481,372	1,681,185	116,707	147,340	3,364,089

Liabilities
Payable for units redeemed	76	26	11	8	61

	$4,481,296	$1,681,159	$116,696	$147,332	$3,364,028

Net Assets:
Deferred annuity contracts terminable by owners	$4,481,296	$1,681,159	$116,696	$147,332	$3,364,028

Total net assets	$4,481,296	$1,681,159	$116,696	$147,332	$3,364,028

Accumulation units outstanding:
M&E - 1.05%	55,873	—	—	—	7,703

M&E - 1.25%	1,645,744	834,680	58,183	43,735	841,740

M&E - 1.30%	77,830	2,711	—	4,376	13,397

M&E - 1.40%	562,796	164,210	—	6,033	294,952

M&E - 1.50%	1,224,057	410,583	53,643	18,603	1,220,357

M&E - 1.75%	179,572	80,547	—	21,623	112,501

M&E - 1.80%	76,987	4,864	—	—	16,231

M&E - 1.90%	104,038	56,532	—	—	61,497

M&E - 2.00%	302,002	172,730	—	27,260	305,546

Accumulation unit value:
M&E - 1.05%	$1.261787	$1.248742	$1.213378	$1.215350	$1.396917

M&E - 1.25%	$1.052566	$0.975443	$1.045607	$1.213748	$1.172171

M&E - 1.30%	$1.259711	$1.246682	$1.211377	$1.213342	$1.394627

M&E - 1.40%	$1.049979	$0.973036	$1.043032	$1.212546	$1.169290

M&E - 1.50%	$1.048248	$0.971442	$1.041315	$1.211748	$1.167360

M&E - 1.75%	$1.043951	$0.967467	$1.037056	$1.209763	$1.162579

M&E - 1.80%	$1.255584	$1.242595	$1.207398	$1.209368	$1.390047

M&E - 1.90%	$1.041387	$0.965083	$1.034514	$1.208577	$1.159731

M&E - 2.00%	$1.039687	$0.963507	$1.032825	$1.207775	$1.157817

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Assets and Liabilities

December 31, 2003

Fidelity VIP - Value Strategies Subaccount
Assets
Investment in securities:
Number of shares	17,078.289

Cost	$203,038

Investments in mutual funds, at net asset value	$212,625
Receivable for units sold	—

Total assets	212,625

Liabilities
Payable for units redeemed	10

$212,615

Net Assets:
Deferred annuity contracts terminable by owners	$212,615

Total net assets	$212,615

Accumulation units outstanding:
M&E - 1.05%	—

M&E - 1.25%	7,764

M&E - 1.30%	5,943

M&E - 1.40%	—

M&E - 1.50%	25,190

M&E - 1.75%	21,733

M&E - 1.80%	—

M&E - 1.90%	—

M&E - 2.00%	83,499

Accumulation unit value:
M&E - 1.05%	$1.482511

M&E - 1.25%	$1.480557

M&E - 1.30%	$1.480075

M&E - 1.40%	$1.479100

M&E - 1.50%	$1.478128

M&E - 1.75%	$1.475706

M&E - 1.80%	$1.475217

M&E - 1.90%	$1.474250

M&E - 2.00%	$1.473285

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$2,630	$10,663	$22,700	$24,729
Expenses:
Administrative, mortality and expense risk charge	23,623	122,858	304,091	239,679

Net investment income (loss)	(20,993)	(112,195)	(281,391)	(214,950)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	183,400	900,404	779,809	798,343
Cost of investments sold	162,883	807,510	718,702	712,991

Net realized capital gains (losses) on investments	20,517	92,894	61,107	85,352
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	7,380	9,774	(30,342)	(9,086)
End of period	476,519	1,844,683	5,015,276	4,298,395

Net change in unrealized appreciation/depreciation of investments	469,139	1,834,909	5,045,618	4,307,481

Net realized and unrealized capital gains (losses) on investments	489,656	1,927,803	5,106,725	4,392,833

Increase (decrease) in net assets from operations	$468,663	$1,815,608	$4,825,334	$4,177,883

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	AEGON Bond Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Net investment income (loss)
Income:
Dividends	$341,711	$959	$1,396	$17,351
Expenses:
Administrative, mortality and expense risk charge	98,369	7,399	10,962	31,164

Net investment income (loss)	243,342	(6,440)	(9,566)	(13,813)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,050,593	21,111	46,875	190,631
Cost of investments sold	1,035,186	19,255	36,689	168,464

Net realized capital gains (losses) on investments	15,407	1,856	10,186	22,167
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	68,439	612	733	4,074
End of period	(20,573)	160,667	233,242	641,869

Net change in unrealized appreciation/depreciation of investments	(89,012)	160,055	232,509	637,795

Net realized and unrealized capital gains (losses) on investments	(73,605)	161,911	242,695	659,962

Increase (decrease) in net assets from operations	$169,737	$155,471	$233,129	$646,149

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Clarion Real Estate Securities Subaccount (1)	Dreyfus Mid Cap Subaccount	Dreyfus Small Cap Value Subaccount	Federated Growth & Income Subaccount
Net investment income (loss)
Income:
Dividends	$179	$2,922	$—	$183,035
Expenses:
Administrative, mortality and expense risk charge	110	33,741	4,607	57,393

Net investment income (loss)	69	(30,819)	(4,607)	125,642
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	28	—	—	85,364
Proceeds from sales	1,303	133,557	86,322	286,712
Cost of investments sold	1,114	139,849	103,857	282,276

Net realized capital gains (losses) on investments	217	(6,292)	(17,535)	89,800
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(20,063)	(37,185)	17,986
End of period	2,500	691,005	204,254	785,820

Net change in unrealized appreciation/depreciation of investments	2,500	711,068	241,439	767,834

Net realized and unrealized capital gains (losses) on investments	2,717	704,776	223,904	857,634

Increase (decrease) in net assets from operations	$2,786	$673,957	$219,297	$983,276

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Janus Growth Subaccount	Jennison Growth Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$9,337	$221,725
Expenses:
Administrative, mortality and expense risk charge	7,526	451	10,260	257,894

Net investment income (loss)	(7,526)	(451)	(923)	(36,169)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	44,613
Proceeds from sales	113,974	1,866	93,165	1,854,036
Cost of investments sold	131,400	1,780	90,969	1,738,040

Net realized capital gains (losses) on investments	(17,426)	86	2,196	160,609
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,891)	(2,286)	1,932	195,183
End of period	20,735	7,068	113,862	598,830

Net change in unrealized appreciation/depreciation of investments	22,626	9,354	111,930	403,647

Net realized and unrealized capital gains (losses) on investments	5,200	9,440	114,126	564,256

Increase (decrease) in net assets from operations	$(2,326)	$8,989	$113,203	$528,087

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Salomon All Cap Subaccount(1)	Third Avenue Value Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Small Cap Subaccount
Net investment income (loss)
Income:
Dividends	$23	$10,179	$43,514	$—
Expenses:
Administrative, mortality and expense risk charge	36	30,885	80,086	33,221

Net investment income (loss)	(13)	(20,706)	(36,572)	(33,221)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	35,441	—
Proceeds from sales	1,118	161,116	175,593	180,578
Cost of investments sold	936	157,247	185,680	155,091

Net realized capital gains (losses) on investments	182	3,869	25,354	25,487
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	3,488	(19,707)	(7,665)
End of period	922	727,302	1,400,659	795,671

Net change in unrealized appreciation/depreciation of investments	922	723,814	1,420,366	803,336

Net realized and unrealized capital gains (losses) on investments	1,104	727,683	1,445,720	828,823

Increase (decrease) in net assets from operations	$1,091	$706,977	$1,409,148	$795,602

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Transamerica Convertible Securities Subaccount(1)	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount(1)	Transamerica Money Market Subaccount
Net investment income (loss)
Income:
Dividends	$119	$—	$—	$38,057
Expenses:
Administrative, mortality and expense risk charge	923	41,362	346	70,183

Net investment income (loss)	(804)	(41,362)	(346)	(32,126)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	9
Proceeds from sales	502	218,417	288	4,740,585
Cost of investments sold	447	194,861	233	4,740,585

Net realized capital gains (losses) on investments	55	23,556	55	9
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	16,921	—	—
End of period	11,303	839,092	8,292	—

Net change in unrealized appreciation/depreciation of investments	11,303	822,171	8,292	—

Net realized and unrealized capital gains (losses) on investments	11,358	845,727	8,347	9

Increase (decrease) in net assets from operations	$10,554	$804,365	$8,001	$(32,117)

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Van Kampen Emerging Growth Subaccount	Transamerica U.S. Government Securities-Safe Fund Subaccount (1)	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$1,995
Expenses:
Administrative, mortality and expense risk charge	9,149	1	5,695	3,614

Net investment income (loss)	(9,149)	(1)	(5,695)	(1,619)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	87,583	905	24,773	22,074
Cost of investments sold	77,030	899	22,500	13,133

Net realized capital gains (losses) on investments	10,553	6	2,273	8,941
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(16,785)	—	(3,014)	27,073
End of period	137,711	—	110,372	62,916

Net change in unrealized appreciation/depreciation of investments	154,496	—	113,386	35,843

Net realized and unrealized capital gains (losses) on investments	165,049	6	115,659	44,784

Increase (decrease) in net assets from operations	$155,900	$5	$109,964	$43,165

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	AIM V.I. Premier Equity Subaccount	AllianceBernstein Premier Growth Subaccount	AllianceBernstein Technology Subaccount	Franklin Small Cap Subaccount
Net investment income (loss)
Income:
Dividends	$695	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	3,538	6,867	1,353	37,163

Net investment income (loss)	(2,843)	(6,867)	(1,353)	(37,163)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	21,801	86,160	14,331	202,101
Cost of investments sold	22,080	74,915	12,344	175,530

Net realized capital gains (losses) on investments	(279)	11,245	1,987	26,571
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,522)	(8,692)	(1,353)	25,453
End of period	56,097	83,290	18,457	899,506

Net change in unrealized appreciation/depreciation of investments	59,619	91,982	19,810	874,053

Net realized and unrealized capital gains (losses) on investments	59,340	103,227	21,797	900,624

Increase (decrease) in net assets from operations	$56,497	$96,360	$20,444	$863,461

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Franklin Small Cap Value Securities Subaccount (1)	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Janus Aspen – Worldwide Growth Subaccount
Net investment income (loss)
Income:
Dividends	$37	$42,705	$40,075	$8,083
Expenses:
Administrative, mortality and expense risk charge	660	58,404	32,819	12,062

Net investment income (loss)	(623)	(15,699)	7,256	(3,979)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	754	190,747	189,764	42,326
Cost of investments sold	614	194,111	190,133	45,495

Net realized capital gains (losses) on investments	140	(3,364)	(369)	(3,169)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(13,066)	(14,802)	(14,055)
End of period	20,228	943,593	683,038	211,031

Net change in unrealized appreciation/depreciation of investments	20,228	956,659	697,840	225,086

Net realized and unrealized capital gains (losses) on investments	20,368	953,295	697,471	221,917

Increase (decrease) in net assets from operations	$19,745	$937,596	$704,727	$217,938

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$2,198	$111,142	$15,134
Expenses:
Administrative, mortality and expense risk charge	2,474	8,325	108,768	10,485

Net investment income (loss)	(2,474)	(6,127)	2,374	4,649
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	40,933	156,829	473,362	331,237
Cost of investments sold	40,708	146,542	453,866	247,551

Net realized capital gains (losses) on investments	225	10,287	19,496	83,686
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,482)	(3,609)	29,359	25,279
End of period	40,748	110,213	1,060,481	151,497

Net change in unrealized appreciation/depreciation of investments	44,230	113,822	1,031,122	126,218

Net realized and unrealized capital gains (losses) on investments	44,455	124,109	1,050,618	209,904

Increase (decrease) in net assets from operations	$41,981	$117,982	$1,052,992	$214,553

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Nations Asset Allocation Subaccount (1)	Nations High Yield Bond Subaccount	Nations International Value Subaccount	Nations Marsico Focused Equities Subaccount
Net investment income (loss)
Income:
Dividends	$36	$369,383	$6,535	$—
Expenses:
Administrative, mortality and expense risk charge	24	71,866	7,698	99,235

Net investment income (loss)	12	297,517	(1,163)	(99,235)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	6,110	81	—
Proceeds from sales	1,009	410,650	118,055	480,038
Cost of investments sold	915	338,830	131,648	445,413

Net realized capital gains (losses) on investments	94	77,930	(13,512)	34,625
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(39,518)	(35,736)	(151,355)
End of period	200	773,374	189,667	1,812,586

Net change in unrealized appreciation/depreciation of investments	200	812,892	225,403	1,963,941

Net realized and unrealized capital gains (losses) on investments	294	890,822	211,891	1,998,566

Increase (decrease) in net assets from operations	$306	$1,188,339	$210,728	$1,899,331

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Nations Marsico Growth Subaccount	Nations Marsico International Opportunitites Subaccount	Nations Marsico 21st Century Subaccount	Nations MidCap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$433	$—	$—
Expenses:
Administrative, mortality and expense risk charge	71,054	36,249	11,607	27,440

Net investment income (loss)	(71,054)	(35,816)	(11,607)	(27,440)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	120,656	151,180	84,559	123,007
Cost of investments sold	107,362	131,547	66,981	124,573

Net realized capital gains (losses) on investments	13,294	19,633	17,578	(1,566)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(78,081)	(20,367)	(7,192)	(21,433)
End of period	1,311,568	961,193	274,902	463,576

Net change in unrealized appreciation/depreciation of investments	1,389,649	981,560	282,094	485,009

Net realized and unrealized capital gains (losses) on investments	1,402,943	1,001,193	299,672	483,443

Increase (decrease) in net assets from operations	$1,331,889	$965,377	$288,065	$456,003

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Nations Small Company Subaccount (1)	Nations Value Subaccount (1)	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount
Net investment income (loss)
Income:
Dividends	$—	$4,163	$4,304	$18,569
Expenses:
Administrative, mortality and expense risk charge	28	1,158	18,740	33,931

Net investment income (loss)	(28)	3,005	(14,436)	(15,362)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,159	760	246,428	327,997
Cost of investments sold	921	624	253,854	312,454

Net realized capital gains (losses) on investments	238	136	(7,426)	15,543
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	(15,047)	(26,366)
End of period	291	30,339	364,076	542,339

Net change in unrealized appreciation/depreciation of investments	291	30,339	379,123	568,705

Net realized and unrealized capital gains (losses) on investments	529	30,475	371,697	584,248

Increase (decrease) in net assets from operations	$501	$33,480	$357,261	$568,886

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Oppenheimer Strategic Bond Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Research Subaccount	Fidelity VIP- Equity-Income Subaccount
Net investment income (loss)
Income:
Dividends	$116,986	$9,972	$175	$38,967
Expenses:
Administrative, mortality and expense risk charge	30,778	7,859	994	44,909

Net investment income (loss)	86,208	2,113	(819)	(5,942)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	148,745	91,351	7,019	241,536
Cost of investments sold	139,821	102,088	5,609	238,828

Net realized capital gains (losses) on investments	8,924	(10,737)	1,410	2,708
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	46,810	(9,168)	(431)	(3,295)
End of period	270,970	145,744	17,085	915,720

Net change in unrealized appreciation/depreciation of investments	224,160	154,912	17,516	919,015

Net realized and unrealized capital gains (losses) on investments	233,084	144,175	18,926	921,723

Increase (decrease) in net assets from operations	$319,292	$146,288	$18,107	$915,781

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Fidelity VIP - Growth Subaccount	Fidelity VIP - Growth Opportunities Subaccount	Fidelity VIP - Index 500 Subaccount (1)	Fidelity VIP - Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$1,001	$331	$—	$4,931
Expenses:
Administrative, mortality and expense risk charge	17,078	1,266	569	36,216

Net investment income (loss)	(16,077)	(935)	(569)	(31,285)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	35,612	3,211	1,512	279,663
Cost of investments sold	31,156	2,994	1,303	248,499

Net realized capital gains (losses) on investments	4,456	217	209	31,164
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(19,488)	(2,531)	—	15,932
End of period	349,926	22,666	12,306	903,764

Net change in unrealized appreciation/depreciation of investments	369,414	25,197	12,306	887,832

Net realized and unrealized capital gains (losses) on investments	373,870	25,414	12,515	918,996

Increase (decrease) in net assets from operations	$357,793	$24,479	$11,946	$887,711

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Operations

Year Ended December 31, 2003, Except as Noted

Fidelity VIP - Value Strategies Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—
Expenses:
Administrative, mortality and expense risk charge	802

Net investment income (loss)	(802)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,025
Proceeds from sales	2,980
Cost of investments sold	2,278

Net realized capital gains (losses) on investments	1,727
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—
End of period	9,587

Net change in unrealized appreciation/depreciation of investments	9,587

Net realized and unrealized capital gains (losses) on investments	11,314

Increase (decrease) in net assets from operations	$10,512

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Asset Allocation - Growth Subaccount		Asset Allocation -Conservative Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(20,993)	$(2,212)	$(112,195)	$(6,416)
Net realized capital gains (losses) on investments	20,517	(4,602)	92,894	(15,126)
Net change in unrealized appreciation/depreciation of investments	469,139	7,380	1,834,909	9,774

Increase (decrease) in net assets from operations	468,663	566	1,815,608	(11,768)
Contract transactions
Net contract purchase payments	1,145,335	738,296	4,407,443	1,985,384
Transfer payments from (to) other subaccounts or general account	324,037	44,222	2,897,687	631,034
Contract terminations, withdrawals, and other deductions	(69,919)	—	(477,992)	(16,693)
Contract maintenance charges	(4,596)	—	(16,753)	—

Increase (decrease) in net assets from contract transactions	1,394,857	782,518	6,810,385	2,599,725

Net increase (decrease) in net assets	1,863,520	783,084	8,625,993	2,587,957
Net assets:
Beginning of the period	783,084	—	2,587,957	—

End of the period	$2,646,604	$783,084	$11,213,950	$2,587,957

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(281,391)	$(18,217)	$(214,950)	$(20,597)
Net realized capital gains (losses) on investments	61,107	(11,919)	85,352	(36,179)
Net change in unrealized appreciation/depreciation of investments	5,045,618	(30,342)	4,307,481	(9,086)

Increase (decrease) in net assets from operations	4,825,334	(60,478)	4,177,883	(65,862)
Contract transactions
Net contract purchase payments	8,177,160	6,056,192	5,823,304	4,146,321
Transfer payments from (to) other subaccounts or general account	6,553,658	3,348,656	5,519,170	3,221,393
Contract terminations, withdrawals, and other deductions	(604,774)	(19,090)	(766,778)	(9,871)
Contract maintenance charges	(58,800)	—	(40,667)	—

Increase (decrease) in net assets from contract transactions	14,067,244	9,385,758	10,535,029	7,357,843

Net increase (decrease) in net assets	18,892,578	9,325,280	14,712,912	7,291,981
Net assets:
Beginning of the period	9,325,280	—	7,291,981	—

End of the period	$28,217,858	$9,325,280	$22,004,893	$7,291,981

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	AEGON Bond Subaccount		Capital Guardian Global Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$243,342	$3,414	$(6,440)	$(214)
Net realized capital gains (losses) on investments	15,407	2,206	1,856	2
Net change in unrealized appreciation/depreciation of investments	(89,012)	68,439	160,055	612

Increase (decrease) in net assets from operations	169,737	74,059	155,471	400
Contract transactions
Net contract purchase payments	1,578,938	2,044,851	216,493	73,193
Transfer payments from (to) other subaccounts or general account	3,248,119	1,412,038	169,419	30,913
Contract terminations, withdrawals, and other deductions	(572,179)	(18,336)	(5,491)	—
Contract maintenance charges	(15,798)	—	(602)	—

Increase (decrease) in net assets from contract transactions	4,239,080	3,438,553	379,819	104,106

Net increase (decrease) in net assets	4,408,817	3,512,612	535,290	104,506
Net assets:
Beginning of the period	3,512,612	—	104,506	—

End of the period	$7,921,429	$3,512,612	$639,796	$104,506

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(9,566)	$(680)	$(13,813)	$(360)
Net realized capital gains (losses) on investments	10,186	8	22,167	(102)
Net change in unrealized appreciation/depreciation of investments	232,509	733	637,795	4,074

Increase (decrease) in net assets from operations	233,129	61	646,149	3,612
Contract transactions
Net contract purchase payments	136,577	352,177	641,681	522,815
Transfer payments from (to) other subaccounts or general account	293,447	37,136	575,344	340,945
Contract terminations, withdrawals, and other deductions	(19,486)	—	(25,958)	(4,003)
Contract maintenance charges	(2,684)	—	(3,603)	—

Increase (decrease) in net assets from contract transactions	407,854	389,313	1,187,464	859,757

Net increase (decrease) in net assets	640,983	389,374	1,833,613	863,369
Net assets:
Beginning of the period	389,374	—	863,369	—

End of the period	$1,030,357	$389,374	$2,696,982	$863,369

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Clarion Real Estate Securities Subaccount		Dreyfus Mid Cap Subaccount
	2003 (1)	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$69	$—	$(30,819)	$(2,887)
Net realized capital gains (losses) on investments	217	—	(6,292)	(3,324)
Net change in unrealized appreciation/depreciation of investments	2,500	—	711,068	(20,063)

Increase (decrease) in net assets from operations	2,786	—	673,957	(26,274)
Contract transactions
Net contract purchase payments	3,400	—	799,501	591,008
Transfer payments from (to) other subaccounts or general account	26,911	—	821,650	399,884
Contract terminations, withdrawals, and other deductions	(1,098)	—	(85,719)	(7,763)
Contract maintenance charges	(99)	—	(5,541)	—

Increase (decrease) in net assets from contract transactions	29,114	—	1,529,891	983,129

Net increase (decrease) in net assets	31,900	—	2,203,848	956,855
Net assets:
Beginning of the period	—	—	956,855	—

End of the period	$31,900	$—	$3,160,703	$956,855

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Dreyfus Small Cap Value Subaccount		Federated Growth & Income Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(4,607)	$26,114	$125,642	$18,944
Net realized capital gains (losses) on investments	(17,535)	(25,399)	89,800	(14,641)
Net change in unrealized appreciation/depreciation of investments	241,439	(37,185)	767,834	17,986

Increase (decrease) in net assets from operations	219,297	(36,470)	983,276	22,289
Contract transactions
Net contract purchase payments	3,959	152,591	1,057,982	1,082,407
Transfer payments from (to) other subaccounts or general account	1,084	159,245	1,880,269	631,610
Contract terminations, withdrawals, and other deductions	(46,714)	(9,906)	(128,264)	(907)
Contract maintenance charges	(524)	(3)	(11,603)	—

Increase (decrease) in net assets from contract transactions	(42,195)	301,927	2,798,384	1,713,110

Net increase (decrease) in net assets	177,102	265,457	3,781,660	1,735,399
Net assets:
Beginning of the period	265,457	—	1,735,399	—

End of the period	$442,559	$265,457	$5,517,059	$1,735,399

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Janus Growth Subaccount		Jennison Growth Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(7,526)	$(1,156)	$(451)	$(113)
Net realized capital gains (losses) on investments	(17,426)	(11,687)	86	(31)
Net change in unrealized appreciation/depreciation of investments	22,626	(1,891)	9,354	(2,286)

Increase (decrease) in net assets from operations	(2,326)	(14,734)	8,989	(2,430)
Contract transactions
Net contract purchase payments	121,655	220,546	36,747	20,009
Transfer payments from (to) other subaccounts or general account	331,573	102,940	23,603	(2)
Contract terminations, withdrawals, and other deductions	(56,122)	—	(889)	—
Contract maintenance charges	(1,728)	—	(90)	—

Increase (decrease) in net assets from contract transactions	395,378	323,486	59,371	20,007

Net increase (decrease) in net assets	393,052	308,752	68,360	17,577
Net assets:
Beginning of the period	308,752	—	17,577	—

End of the period	$701,804	$308,752	$85,937	$17,577

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	MFS High Yield Subaccount		PIMCO Total Return Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(923)	$1,560	$(36,169)	$(21,389)
Net realized capital gains (losses) on investments	2,196	(193)	160,609	351
Net change in unrealized appreciation/depreciation of investments	111,930	1,932	403,647	195,183

Increase (decrease) in net assets from operations	113,203	3,299	528,087	174,145
Contract transactions
Net contract purchase payments	364,112	221,267	6,846,106	4,713,304
Transfer payments from (to) other subaccounts or general account	263,652	78,912	7,516,535	3,192,976
Contract terminations, withdrawals, and other deductions	(44,923)	—	(1,056,449)	(56,715)
Contract maintenance charges	(1,275)	—	(29,058)	(14)

Increase (decrease) in net assets from contract transactions	581,566	300,179	13,277,134	7,849,551

Net increase (decrease) in net assets	694,769	303,478	13,805,221	8,023,696
Net assets:
Beginning of the period	303,478	—	8,023,696	—

End of the period	$998,247	$303,478	$21,828,917	$8,023,696

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Salomon All Cap Subaccount		Third Avenue Value Subaccount
	2003 (1)	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(13)	$—	$(20,706)	$1,298
Net realized capital gains (losses) on investments	182	—	3,869	(9,883)
Net change in unrealized appreciation/depreciation of investments	922	—	723,814	3,488

Increase (decrease) in net assets from operations	1,091	—	706,977	(5,097)
Contract transactions
Net contract purchase payments	900	—	197,752	523,234
Transfer payments from (to) other subaccounts or general account	4,910	—	734,469	715,696
Contract terminations, withdrawals, and other deductions	(1,082)	—	(47,361)	(4,211)
Contract maintenance charges	(3)	—	(5,628)	—

Increase (decrease) in net assets from contract transactions	4,725	—	879,232	1,234,719

Net increase (decrease) in net assets	5,816	—	1,586,209	1,229,622
Net assets:
Beginning of the period	—	—	1,229,622	—

End of the period	$5,816	$—	$2,815,831	$1,229,622

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Small Cap Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(36,572)	$(897)	$(33,221)	$(2,442)
Net realized capital gains (losses) on investments	25,354	689	25,487	(10,840)
Net change in unrealized appreciation/depreciation of investments	1,420,366	(19,707)	803,336	(7,665)

Increase (decrease) in net assets from operations	1,409,148	(19,915)	795,602	(20,947)
Contract transactions
Net contract purchase payments	1,348,852	1,930,344	646,995	429,038
Transfer payments from (to) other subaccounts or general account	2,474,518	682,588	964,563	460,570
Contract terminations, withdrawals, and other deductions	(203,093)	(1,322)	(108,289)	(3,670)
Contract maintenance charges	(14,349)	—	(5,312)	—

Increase (decrease) in net assets from contract transactions	3,605,928	2,611,610	1,497,957	885,938

Net increase (decrease) in net assets	5,015,076	2,591,695	2,293,559	864,991
Net assets:
Beginning of the period	2,591,695	—	864,991	—

End of the period	$7,606,771	$2,591,695	$3,158,550	$864,991

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Transamerica Convertible Securities Subaccount		Transamerica Equity Subaccount
	2003 (1)	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(804)	$—	$(41,362)	$(4,422)
Net realized capital gains (losses) on investments	55	—	23,556	(10,820)
Net change in unrealized appreciation/depreciation of investments	11,303	—	822,171	16,921

Increase (decrease) in net assets from operations	10,554	—	804,365	1,679
Contract transactions
Net contract purchase payments	192,954	—	759,628	671,242
Transfer payments from (to) other subaccounts or general account	52,677	—	1,160,685	800,914
Contract terminations, withdrawals, and other deductions	(1,160)	—	(100,432)	(15,787)
Contract maintenance charges	(8)	—	(7,324)	(10)

Increase (decrease) in net assets from contract transactions	244,463	—	1,812,557	1,456,359

Net increase (decrease) in net assets	255,017	—	2,616,922	1,458,038
Net assets:
Beginning of the period	—	—	1,458,038	—

End of the period	$255,017	$—	$4,074,960	$1,458,038

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Transamerica Growth Opportunities Subaccount		Transamerica Money Market Subaccount
	2003 (1)	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(346)	$—	$(32,126)	$(1,487)
Net realized capital gains (losses) on investments	55	—	9	6
Net change in unrealized appreciation/depreciation of investments	8,292	—	—	—

Increase (decrease) in net assets from operations	8,001	—	(32,117)	(1,481)
Contract transactions
Net contract purchase payments	97,719	—	2,885,048	3,485,101
Transfer payments from (to) other subaccounts or general account	106,911	—	(1,456,327)	569,779
Contract terminations, withdrawals, and other deductions	(1,399)	—	(799,754)	(294,018)
Contract maintenance charges	(3)	—	(11,734)	—

Increase (decrease) in net assets from contract transactions	203,228	—	617,233	3,760,862

Net increase (decrease) in net assets	211,229	—	585,116	3,759,381
Net assets:
Beginning of the period	—	—	3,759,381	—

End of the period	$211,229	$—	$4,344,497	$3,759,381

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Van Kampen Emerging Growth Subaccount		Transamerica U.S. Government Securities-Safe Fund Subaccount
	2003	2002 (1)	2003 (1)	2002 (1)
Operations
Net investment income (loss)	$(9,149)	$(819)	$(1)	$—
Net realized capital gains (losses) on investments	10,553	(4,001)	6	—
Net change in unrealized appreciation/depreciation of investments	154,496	(16,785)	—	—

Increase (decrease) in net assets from operations	155,900	(21,605)	5	—
Contract transactions
Net contract purchase payments	201,350	220,364	—	—
Transfer payments from (to) other subaccounts or general account	181,222	119,972	899	—
Contract terminations, withdrawals, and other deductions	(36,615)	(8,322)	(904)	—
Contract maintenance charges	(1,665)	—	—	—

Increase (decrease) in net assets from contract transactions	344,292	332,014	(5)	—

Net increase (decrease) in net assets	500,192	310,409	—	—
Net assets:
Beginning of the period	310,409	—	—	—

End of the period	$810,601	$310,409	$—	$—

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	AIM V.I. Capital Appreciation Subaccount		AIM V.I. Core Equity Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(5,695)	$(746)	$(1,619)	$48
Net realized capital gains (losses) on investments	2,273	(1,554)	8,941	6,633
Net change in unrealized appreciation/depreciation of investments	113,386	(3,014)	35,843	27,073

Increase (decrease) in net assets from operations	109,964	(5,314)	43,165	33,754
Contract transactions
Net contract purchase payments	130,211	182,372	54,225	149,698
Transfer payments from (to) other subaccounts or general account	44,652	61,970	31,483	(3,448)
Contract terminations, withdrawals, and other deductions	(9,128)	—	(12,037)	(3,319)
Contract maintenance charges	(1,018)	—	(519)	—

Increase (decrease) in net assets from contract transactions	164,717	244,342	73,152	142,931

Net increase (decrease) in net assets	274,681	239,028	116,317	176,685
Net assets:
Beginning of the period	239,028	—	176,685	—

End of the period	$513,709	$239,028	$293,002	$176,685

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	AIM V.I. Premier Equity Subaccount		AllianceBernstein Premier Growth Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(2,843)	$(764)	$(6,867)	$(728)
Net realized capital gains (losses) on investments	(279)	2,502	11,245	(734)
Net change in unrealized appreciation/depreciation of investments	59,619	(3,522)	91,982	(8,692)

Increase (decrease) in net assets from operations	56,497	(1,784)	96,360	(10,154)
Contract transactions
Net contract purchase payments	27,784	327,678	44,889	75,747
Transfer payments from (to) other subaccounts or general account	63,019	(141,003)	220,019	170,220
Contract terminations, withdrawals, and other deductions	(6,257)	(1,931)	(78,552)	(2,142)
Contract maintenance charges	(665)	—	(1,626)	—

Increase (decrease) in net assets from contract transactions	83,881	184,744	184,730	243,825

Net increase (decrease) in net assets	140,378	182,960	281,090	233,671
Net assets:
Beginning of the period	182,960	—	233,671	—

End of the period	$323,338	$182,960	$514,761	$233,671

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	AllianceBernstein Technology Subaccount		Franklin Small Cap Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(1,353)	$(144)	$(37,163)	$(4,261)
Net realized capital gains (losses) on investments	1,987	(64)	26,571	(12,855)
Net change in unrealized appreciation/depreciation of investments	19,810	(1,353)	874,053	25,453

Increase (decrease) in net assets from operations	20,444	(1,561)	863,461	8,337
Contract transactions
Net contract purchase payments	24,986	24,162	603,881	758,478
Transfer payments from (to) other subaccounts or general account	151,132	15,100	681,561	486,490
Contract terminations, withdrawals, and other deductions	(8,545)	—	(59,627)	(3,592)
Contract maintenance charges	(1,149)	—	(7,366)	(3)

Increase (decrease) in net assets from contract transactions	166,424	39,262	1,218,449	1,241,373

Net increase (decrease) in net assets	186,868	37,701	2,081,910	1,249,710
Net assets:
Beginning of the period	37,701	—	1,249,710	—

End of the period	$224,569	$37,701	$3,331,620	$1,249,710

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Franklin Small Cap Value Securities Subaccount		Mutual Shares Securities Subaccount
	2003 (1)	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(623)	$—	$(15,699)	$(6,531)
Net realized capital gains (losses) on investments	140	—	(3,364)	(8,288)
Net change in unrealized appreciation/depreciation of investments	20,228	—	956,659	(13,066)

Increase (decrease) in net assets from operations	19,745	—	937,596	(27,885)
Contract transactions
Net contract purchase payments	152,880	—	582,974	1,502,034
Transfer payments from (to) other subaccounts or general account	50,433	—	1,311,566	991,626
Contract terminations, withdrawals, and other deductions	(1,184)	—	(79,101)	(5,706)
Contract maintenance charges	(112)	—	(10,289)	—

Increase (decrease) in net assets from contract transactions	202,017	—	1,805,150	2,487,954

Net increase (decrease) in net assets	221,762	—	2,742,746	2,460,069
Net assets:
Beginning of the period	—	—	2,460,069	—

End of the period	$221,762	$—	$5,202,815	$2,460,069

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Templeton Foreign Securities Subaccount		Janus Aspen – Worldwide Growth Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$7,256	$(2,594)	$(3,979)	$(197)
Net realized capital gains (losses) on investments	(369)	(12,142)	(3,169)	(4,376)
Net change in unrealized appreciation/depreciation of investments	697,840	(14,802)	225,086	(14,055)

Increase (decrease) in net assets from operations	704,727	(29,538)	217,938	(18,628)
Contract transactions
Net contract purchase payments	584,130	889,886	205,365	397,552
Transfer payments from (to) other subaccounts or general account	667,542	339,084	318,270	89,297
Contract terminations, withdrawals, and other deductions	(81,747)	(1,792)	(23,567)	(24)
Contract maintenance charges	(5,671)	—	(3,169)	—

Increase (decrease) in net assets from contract transactions	1,164,254	1,227,178	496,899	486,825

Net increase (decrease) in net assets	1,868,981	1,197,640	714,837	468,197
Net assets:
Beginning of the period	1,197,640	—	468,197	—

End of the period	$3,066,621	$1,197,640	$1,183,034	$468,197

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	MFS Emerging Growth Subaccount		MFS Research Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(2,474)	$(448)	$(6,127)	$(803)
Net realized capital gains (losses) on investments	225	(2,124)	10,287	(583)
Net change in unrealized appreciation/depreciation of investments	44,230	(3,482)	113,822	(3,609)

Increase (decrease) in net assets from operations	41,981	(6,054)	117,982	(4,995)
Contract transactions
Net contract purchase payments	20,952	35,552	165,276	111,096
Transfer payments from (to) other subaccounts or general account	45,684	90,352	105,590	191,143
Contract terminations, withdrawals, and other deductions	(9,784)	(4,889)	(15,631)	(3,319)
Contract maintenance charges	(366)	—	(1,605)	—

Increase (decrease) in net assets from contract transactions	56,486	121,015	253,630	298,920

Net increase (decrease) in net assets	98,467	114,961	371,612	293,925
Net assets:
Beginning of the period	114,961	—	293,925	—

End of the period	$213,428	$114,961	$665,537	$293,925

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	MFS Total Return Subaccount		MFS Utilities Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$2,374	$(12,219)	$4,649	$(1,994)
Net realized capital gains (losses) on investments	19,496	(3,632)	83,686	(3,418)
Net change in unrealized appreciation/depreciation of investments	1,031,122	29,359	126,218	25,279

Increase (decrease) in net assets from operations	1,052,992	13,508	214,553	19,867
Contract transactions
Net contract purchase payments	1,446,455	1,809,055	97,818	278,919
Transfer payments from (to) other subaccounts or general account	2,680,558	2,175,523	(48,380)	159,816
Contract terminations, withdrawals, and other deductions	(278,266)	(69,027)	(13,490)	(399)
Contract maintenance charges	(13,802)	—	(611)	—

Increase (decrease) in net assets from contract transactions	3,834,945	3,915,551	35,337	438,336

Net increase (decrease) in net assets	4,887,937	3,929,059	249,890	458,203
Net assets:
Beginning of the period	3,929,059	—	458,203	—

End of the period	$8,816,996	$3,929,059	$708,093	$458,203

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Nations Asset Allocation Subaccount		Nations High Yield Bond Subaccount
	2003 (1)	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$12	$—	$297,517	$150,689
Net realized capital gains (losses) on investments	94	—	77,930	(3,076)
Net change in unrealized appreciation/depreciation of investments	200	—	812,892	(39,518)

Increase (decrease) in net assets from operations	306	—	1,188,339	108,095
Contract transactions
Net contract purchase payments	3,933	—	1,279,771	1,221,536
Transfer payments from (to) other subaccounts or general account	4	—	1,485,902	1,064,331
Contract terminations, withdrawals, and other deductions	(985)	—	(169,423)	(16,012)
Contract maintenance charges	(3)	—	(8,781)	(2)

Increase (decrease) in net assets from contract transactions	2,949	—	2,587,469	2,269,853

Net increase (decrease) in net assets	3,255	—	3,775,808	2,377,948
Net assets:
Beginning of the period	—	—	2,377,948	—

End of the period	$3,255	$—	$6,153,756	$2,377,948

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Nations International Value Subaccount		Nations Marsico Focused Equities Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(1,163)	$4,332	$(99,235)	$(9,152)
Net realized capital gains (losses) on investments	(13,512)	(10,561)	34,625	(48,359)
Net change in unrealized appreciation/depreciation of investments	225,403	(35,736)	1,963,941	(151,355)

Increase (decrease) in net assets from operations	210,728	(41,965)	1,899,331	(208,866)
Contract transactions
Net contract purchase payments	2,071	351,809	1,345,552	1,736,837
Transfer payments from (to) other subaccounts or general account	(47,538)	190,894	2,620,717	1,380,751
Contract terminations, withdrawals, and other deductions	(33,563)	(9,855)	(220,893)	(10,661)
Contract maintenance charges	(1,601)	(5)	(16,684)	—

Increase (decrease) in net assets from contract transactions	(80,631)	532,843	3,728,692	3,106,927

Net increase (decrease) in net assets	130,097	490,878	5,628,023	2,898,061
Net assets:
Beginning of the period	490,878	—	2,898,061	—

End of the period	$620,975	$490,878	$8,526,084	$2,898,061

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Nations Marsico Growth Subaccount		Nations Marsico International Opportunitites Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(71,054)	$(5,160)	$(35,816)	$(1,845)
Net realized capital gains (losses) on investments	13,294	(16,069)	19,633	(1,128)
Net change in unrealized appreciation/depreciation of investments	1,389,649	(78,081)	981,560	(20,367)

Increase (decrease) in net assets from operations	1,331,889	(99,310)	965,377	(23,340)
Contract transactions
Net contract purchase payments	2,169,520	1,312,173	832,145	562,287
Transfer payments from (to) other subaccounts or general account	1,935,427	576,763	1,357,630	471,656
Contract terminations, withdrawals, and other deductions	(167,444)	(4,002)	(132,455)	(4,364)
Contract maintenance charges	(8,132)	(5)	(6,813)	(5)

Increase (decrease) in net assets from contract transactions	3,929,371	1,884,929	2,050,507	1,029,574

Net increase (decrease) in net assets	5,261,260	1,785,619	3,015,884	1,006,234
Net assets:
Beginning of the period	1,785,619	—	1,006,234	—

End of the period	$7,046,879	$1,785,619	$4,022,118	$1,006,234

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Nations Marsico 21st Century Subaccount		Nations MidCap Growth Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(11,607)	$(830)	$(27,440)	$(3,290)
Net realized capital gains (losses) on investments	17,578	1,117	(1,566)	(26,022)
Net change in unrealized appreciation/depreciation of investments	282,094	(7,192)	485,009	(21,433)

Increase (decrease) in net assets from operations	288,065	(6,905)	456,003	(50,745)
Contract transactions
Net contract purchase payments	257,287	237,347	470,313	713,897
Transfer payments from (to) other subaccounts or general account	450,556	44,710	718,684	267,948
Contract terminations, withdrawals, and other deductions	(6,764)	—	(118,711)	(2,734)
Contract maintenance charges	(881)	—	(4,124)	(3)

Increase (decrease) in net assets from contract transactions	700,198	282,057	1,066,162	979,108

Net increase (decrease) in net assets	988,263	275,152	1,522,165	928,363
Net assets:
Beginning of the period	275,152	—	928,363	—

End of the period	$1,263,415	$275,152	$2,450,528	$928,363

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Nations Small Company Subaccount		Nations Value Subaccount
	2003 (1)	2002 (1)	2003 (1)	2002 (1)
Operations
Net investment income (loss)	$(28)	$—	$3,005
Net realized capital gains (losses) on investments	238	—	136
Net change in unrealized appreciation/depreciation of investments	291	—	30,339

Increase (decrease) in net assets from operations	501	—	33,480	—
Contract transactions
Net contract purchase payments	4,916	—	372,542	—
Transfer payments from (to) other subaccounts or general account	630	—	53,979	—
Contract terminations, withdrawals, and other deductions	(1,131)	—	(1,299)	—
Contract maintenance charges	(3)	—	(3)	—

Increase (decrease) in net assets from contract transactions	4,412	—	425,219	—

Net increase (decrease) in net assets	4,913	—	458,699	—
Net assets:
Beginning of the period	—		—

End of the period	$4,913	$—	$458,699	$—

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Oppenheimer Capital Appreciation Subaccount		Oppenheimer Main Street Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(14,436)	$(2,800)	$(15,362)	$(3,352)
Net realized capital gains (losses) on investments	(7,426)	(10,698)	15,543	(5,964)
Net change in unrealized appreciation/depreciation of investments	379,123	(15,047)	568,705	(26,366)

Increase (decrease) in net assets from operations	357,261	(28,545)	568,886	(35,682)
Contract transactions
Net contract purchase payments	174,116	366,345	691,204	616,653
Transfer payments from (to) other subaccounts or general account	425,093	481,911	679,200	596,379
Contract terminations, withdrawals, and other deductions	(65,390)	(3,700)	(258,191)	(5,004)
Contract maintenance charges	(3,376)	—	(6,050)	(5)

Increase (decrease) in net assets from contract transactions	530,443	844,556	1,106,163	1,208,023

Net increase (decrease) in net assets	887,704	816,011	1,675,049	1,172,341
Net assets:
Beginning of the period	816,011	—	1,172,341	—

End of the period	$1,703,715	$816,011	$2,847,390	$1,172,341

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Oppenheimer Strategic Bond Subaccount		Putnam VT Growth and Income Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$86,208	$(4,310)	$2,113	$(1,324)
Net realized capital gains (losses) on investments	8,924	325	(10,737)	(160)
Net change in unrealized appreciation/depreciation of investments	224,160	46,810	154,912	(9,168)

Increase (decrease) in net assets from operations	319,292	42,825	146,288	(10,652)
Contract transactions
Net contract purchase payments	321,957	965,147	164,662	246,478
Transfer payments from (to) other subaccounts or general account	701,638	395,608	101,145	100,000
Contract terminations, withdrawals, and other deductions	(60,741)	(2,244)	(43,649)	(1,128)
Contract maintenance charges	(8,102)	—	(1,016)	—

Increase (decrease) in net assets from contract transactions	954,752	1,358,511	221,142	345,350

Net increase (decrease) in net assets	1,274,044	1,401,336	367,430	334,698
Net assets:
Beginning of the period	1,401,336	—	334,698	—

End of the period	$2,675,380	$1,401,336	$702,128	$334,698

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Putnam VT Research Subaccount		Fidelity VIP - Equity-Income Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(819)	$(183)	$(5,942)	$(5,182)
Net realized capital gains (losses) on investments	1,410	1,194	2,708	(9,319)
Net change in unrealized appreciation/depreciation of investments	17,516	(431)	919,015	(3,295)

Increase (decrease) in net assets from operations	18,107	580	915,781	(17,796)
Contract transactions
Net contract purchase payments	300	32,871	1,151,377	695,968
Transfer payments from (to) other subaccounts or general account	43,164	14,375	958,783	972,044
Contract terminations, withdrawals, and other deductions	(5,979)	—	(163,678)	(24,826)
Contract maintenance charges	(193)	—	(6,357)	—

Increase (decrease) in net assets from contract transactions	37,292	47,246	1,940,125	1,643,186

Net increase (decrease) in net assets	55,399	47,826	2,855,906	1,625,390
Net assets:
Beginning of the period	47,826	—	1,625,390	—

End of the period	$103,225	$47,826	$4,481,296	$1,625,390

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Fidelity VIP - Growth Subaccount		Fidelity VIP - Growth Opportunities Subaccount
	2003	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(16,077)	$(2,128)	$(935)	$(116)
Net realized capital gains (losses) on investments	4,456	(9,971)	217	(3,012)
Net change in unrealized appreciation/depreciation of investments	369,414	(19,488)	25,197	(2,531)

Increase (decrease) in net assets from operations	357,793	(31,587)	24,479	(5,659)
Contract transactions
Net contract purchase payments	383,626	376,137	11,074	47,466
Transfer payments from (to) other subaccounts or general account	440,170	178,973	29,897	11,574
Contract terminations, withdrawals, and other deductions	(18,938)	(277)	(1,704)	—
Contract maintenance charges	(4,738)	—	(431)	—

Increase (decrease) in net assets from contract transactions	800,120	554,833	38,836	59,040

Net increase (decrease) in net assets	1,157,913	523,246	63,315	53,381
Net assets:
Beginning of the period	523,246	—	53,381	—

End of the period	$1,681,159	$523,246	$116,696	$53,381

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Fidelity VIP - Index 500 Subaccount		Fidelity VIP - Mid Cap Subaccount
	2003 (1)	2002 (1)	2003	2002 (1)
Operations
Net investment income (loss)	$(569)	$—	$(31,285)	$(4,502)
Net realized capital gains (losses) on investments	209	—	31,164	(19,868)
Net change in unrealized appreciation/depreciation of investments	12,306	—	887,832	15,932

Increase (decrease) in net assets from operations	11,946	—	887,711	(8,438)
Contract transactions
Net contract purchase payments	25,670	—	659,151	894,853
Transfer payments from (to) other subaccounts or general account	110,770	—	641,658	413,881
Contract terminations, withdrawals, and other deductions	(1,035)	—	(109,266)	(8,381)
Contract maintenance charges	(19)	—	(7,141)	—

Increase (decrease) in net assets from contract transactions	135,386	—	1,184,402	1,300,353

Net increase (decrease) in net assets	147,332	—	2,072,113	1,291,915
Net assets:
Beginning of the period	—	—	1,291,915	—

End of the period	$147,332	$—	$3,364,028	$1,291,915

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Statements of Changes in Net Assets

Year Ended December 31, 2003 and 2002, Except as Noted

	Fidelity VIP -Value Strategies Subaccount
	2003 (1)	2002 (1)
Operations
Net investment income (loss)	$(802)	$—
Net realized capital gains (losses) on investments	1,727	—
Net change in unrealized appreciation/depreciation of investments	9,587	—

Increase (decrease) in net assets from operations	10,512	—
Contract transactions
Net contract purchase payments	49,207	—
Transfer payments from (to) other subaccounts or general account	155,076	—
Contract terminations, withdrawals, and other deductions	(1,420)	—
Contract maintenance charges	(760)	—

Increase (decrease) in net assets from contract transactions	202,103	—

Net increase (decrease) in net assets	212,615	—
Net assets:
Beginning of the period	—	—

End of the period	$212,615	$—

See accompanying notes.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies

Organization

Retirement Builder Variable Annuity Account (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specified investment subaccounts (each a Series Fund and collectively the Series Funds) is available to contract owners of the Retirement Income Builder-BAI Variable Annuity. The remaining subaccounts (not presented herein) are available for investment by contract owners of the Retirement Income Builder Variable Annuity, the Portfolio Select Variable Annuity, The One Income Annuity, and the Immediate Income Builder, also offered by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Retirement Income Builder-BAI Variable Annuity only. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Transamerica U.S. Government Securities-Safe Fund-Service Class (“Safe Fund”) was added to the Fund portfolio on November 3, 2003 only to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “Safe Fund” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.-Initial Class:

Asset Allocation-Growth Portfolio-Initial Class

Asset Allocation-Conservative Portfolio-Initial Class

Asset Allocation-Moderate Portfolio-Initial Class

Asset Allocation-Moderate Growth Potfolio-Initial Class

AEGON Bond-Initial Class

Capital Guardian Global-Initial Class

Capital Guardian U.S. Equity-Initial Class

Capital Guardian Value-Initial Class

Clarion Real Estate Securities Fund-Initial Class

Dreyfus Mid Cap-Initial Class

Dreyfus Small Cap Value-Initial Class

Federated Growth & Income-Initial Class

Janus Growth-Initial Class

Jennison Growth-Initial Class

MFS High Yield-Initial Class

PIMCO Total Return-Initial Class

Salomon All Cap-Initial Class

Third Avenue Value-Initial Class

T. Rowe Price Equity Income-Initial Class

T. Rowe Price Small Cap-Initial Class

Transamerica Convertible Securities-Initial Class

Transamerica Equity-Initial Class

Transamerica Growth Opportunities-Initial Class

Transamerica Money Market-Initial Class

Van Kampen Emerging Growth-Initial Class

AEGON/Transamerica Series Fund, Inc.-Service Class:

Transamerica U.S. Government Securites-Safe Fund-Service Class

AIM Variable Insurance Funds-Series II:

AIM V.I. Capital Appreciation Fund-Series II

AIM V.I. Core Equity Fund-Series II

AIM V.I. Premier Equity Fund-Series II

AllianceBernstein Variable Products Series Fund, Inc.-Class B:

AllianceBernstein Premier Growth Portfolio-Class B

AllianceBernstein Technology Portfolio-Class B

Franklin Templeton Variable Insurance Products Trust-Class 2:

Franklin Small Cap Fund-Class 2

Franklin Small Cap Value Securities Fund-Class 2

Mutual Shares Securities Fund-Class 2

Templeton Foreign Securities Fund-Class 2

Janus Aspen Series-Service Shares:

Janus Aspen–Worldwide Growth Portfolio-Service Shares

MFS® Variable Insurance TrustSM-Service Class:

MFS Emerging Growth Series-Service Class

MFS Research Series-Service Class

MFS Total Return Series-Service Class

MFS Utilities Series-Service Class

Nations Separate Account Trust:

Nations Asset Allocation Portfolio

Nations High Yield Bond Portfolio

Nations International Value Portfolio

Nations Marsico Focused Equities Portfolio

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Nations Marsico 21st Century Portfolio

Nations MidCap Growth Portfolio

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Nations Separate Account Trust:

Nations Small Company Portfolio

Nations Value Portfolio

Oppenheimer Variable Account Funds-Service Shares:

Oppenheimer Capital Appreciation Fund/VA-Service Shares

Oppenheimer Main Street Fund/VA-Service Shares

Oppenheimer Strategic Bond Fund/VA-Service Shares

Putnam Variable Trust-Class IB Shares:

Putnam VT Growth and Income Fund-Class IB Shares

Putnam VT Research Fund-Class IB Shares

Variable Insurance Products Fund-Service Class 2:

Fidelity-VIP Equity-Income Portfolio-Service Class 2

Fidelity-VIP Growth Portfolio-Service Class 2

Fidelity-VIP Growth Opportunities Portfolio-Service Class 2

Fidelity-VIP Index 500 Portfolio-Service Class 2

Fidelity-VIP Mid Cap Portfolio-Service Class 2

Fidelity-VIP Value Strategies Portfolio-Service Class 2

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Asset Allocation - Growth	May 1, 2002

Asset Allocation - Conservative	May 1, 2002

Asset Allocation - Moderate	May 1, 2002

Asset Allocation - Moderate Growth	May 1, 2002

AEGON Bond	May 1, 2002

Dreyfus Mid Cap	May 1, 2002

Dreyfus Small Cap Value	May 1, 2002

Federated Growth & Income	May 1, 2002

Janus Growth	May 1, 2002

Jennison Growth	May 1, 2002

MFS High Yield	May 1, 2002

PIMCO Total Return	May 1, 2002

Third Avenue Value	May 1, 2002

T. Rowe Price Equity Income	May 1, 2002

T. Rowe Price Small Cap	May 1, 2002

Transamerica Equity	May 1, 2002

Transamerica Money Market	May 1, 2002

Van Kampen Emerging Growth	May 1, 2002

AIM V.I. Capital Appreciation	May 1, 2002

AIM V.I. Core Equity	May 1, 2002

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount	Inception Date
AIM V.I. Premier Equity	May 1, 2002

AllianceBernstein Premier Growth	May 1, 2002

AllianceBernstein Technology	May 1, 2002

Franklin Small Cap	May 1, 2002

Mutual Shares Securities	May 1, 2002

Templeton Foreign Securities	May 1, 2002

Janus Aspen – Worldwide Growth	May 1, 2002

MFS Emerging Growth	May 1, 2002

MFS Research	May 1, 2002

MFS Total Return	May 1, 2002

MFS Utilities	May 1, 2002

Nations High Yield Bond	May 1, 2002

Nations International Value	May 1, 2002

Nations Marsico Growth	May 1, 2002

Nations Marsico Focused Equities	May 1, 2002

Nations Marsico International Opportunities	May 1, 2002

Nations Marsico 21st Century	May 1, 2002

Nations MidCap Growth	May 1, 2002

Oppenheimer Capital Appreciation	May 1, 2002

Oppenheimer Main Street	May 1, 2002

Oppenheimer Strategic Bond	May 1, 2002

Putnam VT Growth and Income	May 1, 2002

Putnam VT Research	May 1, 2002

Fidelity VIP - Equity-Income	May 1, 2002

Fidelity VIP - Growth	May 1, 2002

Fidelity VIP - Growth Opportunities	May 1, 2002

Fidelity VIP - Mid Cap	May 1, 2002

Capital Guardian Global	August 31, 2002

Capital Guardian U.S. Equity	August 31, 2002

Capital Guardian Value	August 31, 2002

Clarion Real Estate Securities	May 1, 2003

Salomon All Cap	May 1, 2003

Transamerica Convertible Securities	May 1, 2003

Transamerica Growth Opportunities	May 1, 2003

Franklin Small Cap Value Securities	May 1, 2003

Nations Asset Allocation	May 1, 2003

Nations Small Company	May 1, 2003

Nations Value	May 1, 2003

Fidelity VIP - Index 500	May 1, 2003

Fidelity VIP - Value Strategies	May 1, 2003

Transamerica U.S. Government Securites-Safe Fund	November 3, 2003

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2003:

Portfolio	Formerly
Asset Allocation-Growth Portfolio-Initial Class	Aggressive Asset Allocation

Asset Allocation-Conservative Portfolio-Initial Class	Conservative Asset Allocation

Asset Allocation-Moderate Portfolio-Initial Class	Moderate Asset Allocation

Asset Allocation-Moderate Growth Potfolio-Initial Class	Moderately Aggressive Asset Allocation

AllianceBernstein Premier Growth Portfolio-Class B	Alliance Premier Growth

AllianceBernstein Technology Portfolio-Class B	Alliance Technology

Oppenheimer Main Street Fund/VA-Service Shares	Oppenheimer Main Street Growth & Income Fund/VA

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Dreyfus Small Cap Value	July 1, 2002

Nations International Value	September 30, 2002

Investments

Net purchase payments received by the Mutual Fund Account for the Retirement Income Builder-BAI Variable Annuity are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2003.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.-Initial Class:
Asset Allocation-Growth Portfolio-Initial Class	$1,557,310	$183,400
Asset Allocation-Conservative Portfolio-Initial Class	7,598,727	900,404
Asset Allocation-Moderate Portfolio-Initial Class	14,566,026	779,809
Asset Allocation-Moderate Growth Potfolio-Initial Class	11,118,784	798,343
AEGON Bond-Initial Class	5,532,965	1,050,593
Capital Guardian Global-Initial Class	394,506	21,111
Capital Guardian U.S. Equity-Initial Class	445,179	46,875
Capital Guardian Value-Initial Class	1,364,346	190,631
Clarion Real Estate Securities Fund-Initial Class	30,515	1,303
Dreyfus Mid Cap-Initial Class	1,632,655	133,557
Dreyfus Small Cap Value-Initial Class	39,649	86,322
Federated Growth & Income-Initial Class	3,296,153	286,712
Janus Growth-Initial Class	501,828	113,974
Jennison Growth-Initial Class	60,795	1,866
MFS High Yield-Initial Class	673,807	93,165
PIMCO Total Return-Initial Class	15,139,526	1,854,036
Salomon All Cap-Initial Class	5,831	1,118
Third Avenue Value-Initial Class	1,019,689	161,116
T. Rowe Price Equity Income-Initial Class	3,780,560	175,593
T. Rowe Price Small Cap-Initial Class	1,645,364	180,578
Transamerica Convertible Securities-Initial Class	244,171	502
Transamerica Equity-Initial Class	1,989,709	218,417
Transamerica Growth Opportunities-Initial Class	203,174	288
Transamerica Money Market-Initial Class	5,325,748	4,740,585
Van Kampen Emerging Growth-Initial Class	422,751	87,583
AEGON/Transamerica Series Fund, Inc.-Service Class:
Transamerica U.S. Government Securites-Safe Fund-Service Class	899	905
AIM Variable Insurance Funds-Series II:
AIM V.I. Capital Appreciation Fund-Series II	183,802	24,773
AIM V.I. Core Equity Fund-Series II	135,628	22,074
AIM V.I. Premier Equity Fund-Series II	102,845	21,801
AllianceBernstein Variable Products Series Fund, Inc.-Class B:
AllianceBernstein Premier Growth Portfolio-Class B	264,039	86,160
AllianceBernstein Technology Portfolio-Class B	179,417	14,331

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

2. Investments (continued)

	Purchases	Sales
Franklin Templeton Variable Insurance Products Trust-Class 2:
Franklin Small Cap Fund-Class 2	$1,383,463	$202,101
Franklin Small Cap Value Securities Fund-Class 2	202,149	754
Mutual Shares Securities Fund-Class 2	1,979,835	190,747
Templeton Foreign Securities Fund-Class 2	1,361,335	189,764
Janus Aspen Series-Service Shares:
Janus Aspen–Worldwide Growth Portfolio-Service Shares	535,269	42,326
MFS® Variable Insurance TrustSM:
MFS Emerging Growth Series-Service Class	94,946	40,933
MFS Research Series-Service Class	404,345	156,829
MFS Total Return Series-Service Class	4,310,806	473,362
MFS Utilities Series-Service Class	371,237	331,237
Nations Separate Account Trust:
Nations Asset Allocation Portfolio	3,970	1,009
Nations High Yield Bond Portfolio	3,301,768	410,650
Nations International Value Portfolio	36,403	118,055
Nations Marsico Focused Equities Portfolio	4,109,674	480,038
Nations Marsico Growth Portfolio	3,979,097	120,656
Nations Marsico International Opportunities Portfolio	2,165,959	151,180
Nations Marsico 21st Century Portfolio	773,167	84,559
Nations MidCap Growth Portfolio	1,161,773	123,007
Nations Small Company Portfolio	5,543	1,159
Nations Value Portfolio	428,990	760
Oppenheimer Variable Account Funds-Service Shares:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	762,460	246,428
Oppenheimer Main Street Fund/VA-Service Shares	1,418,848	327,997
Oppenheimer Strategic Bond Fund/VA-Service Shares	1,189,703	148,745
Putnam Variable Trust-Class IB Shares:
Putnam VT Growth and Income Fund-Class IB Shares	314,615	91,351
Putnam VT Research Fund-Class IB Shares	43,499	7,019
Variable Insurance Products Fund-Service Class 2:
Fidelity-VIP Equity-Income Portfolio-Service Class 2	2,175,816	241,536
Fidelity-VIP Growth Portfolio-Service Class 2	819,681	35,612
Fidelity-VIP Growth Opportunities Portfolio-Service Class 2	41,122	3,211
Fidelity-VIP Index 500 Portfolio-Service Class 2	136,337	1,512
Fidelity-VIP Mid Cap Portfolio-Service Class 2	1,432,835	279,663
Fidelity-VIP Value Strategies Portfolio-Service Class 2	205,316	2,980

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation - Growth Subaccount(1)	Asset Allocation - Conservative Subaccount(1)	Asset Allocation - Moderate Subaccount(1)	Asset Allocation - Moderate Growth Subaccount (1)	AEGON Bond Subaccount(1)
Units outstanding at January 1, 2002	—	—	—	—	—
Units purchased	918,225	2,223,369	7,135,125	4,932,862	1,960,575
Units redeemed and transferred	54,359	662,437	3,603,115	3,753,554	1,329,478

Units outstanding at December 31, 2002	972,584	2,885,806	10,738,240	8,686,416	3,290,053
Units purchased	1,256,979	4,983,749	9,533,395	6,661,722	1,509,357
Units redeemed and transferred	280,747	2,452,565	6,088,973	5,478,189	2,422,458

Units outstanding at December 31, 2003	2,510,310	10,322,120	26,360,608	20,826,327	7,221,868

	Capital Guardian Global Subaccount(1)	Capital Guardian U.S. Equity Subaccount(1)	Capital Guardian Value Subaccount(1)	Clarion Real Estate Securities Subaccount(1)	Dreyfus Mid Cap Subaccount(1)
Units outstanding at January 1, 2002	—	—	—	—	—
Units purchased	72,187	343,656	542,163	—	717,259
Units redeemed and transferred	31,405	35,377	328,847	—	477,299

Units outstanding at December 31, 2002	103,592	379,033	871,010	—	1,194,558
Units purchased	216,099	124,510	644,874	3,116	984,404
Units redeemed and transferred	149,342	242,156	538,028	21,993	863,875

Units outstanding at December 31, 2003	469,033	745,698	2,053,912	25,109	3,042,837

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Dreyfus Small Cap Value Subaccount(1)	Federated Growth & Income Subaccount(1)	Janus Growth Subaccount(1)	Jennison Growth Subaccount(1)	MFS High Yield Subaccount(1)
Units outstanding at January 1, 2002	—	—	—	—	—
Units purchased	195,077	1,236,080	263,745	23,329	225,844
Units redeemed and transferred	230,133	632,635	124,528	(6)	81,045

Units outstanding at December 31, 2002	425,210	1,868,715	388,273	23,323	306,889
Units purchased	5,664	1,088,504	148,874	41,908	361,481
Units redeemed and transferred	(54,266)	1,790,119	140,530	24,802	207,717

Units outstanding at December 31, 2003	376,608	4,747,338	677,677	90,034	876,087

	PIMCO Total Return Subaccount(1)	Salomon All Cap Subaccount(1)	Third Avenue Value Subaccount(1)	T. Rowe Price Equity Income Subaccount(1)	T. Rowe Price Small Cap Subaccount(1)
Units outstanding at January 1, 2002	—	—	—	—	—
Units purchased	4,592,325	—	628,715	2,268,121	580,153
Units redeemed and transferred	3,039,216	—	883,461	815,997	584,116

Units outstanding at December 31, 2002	7,631,541	—	1,512,176	3,084,118	1,164,269
Units purchased	6,573,363	909	224,836	1,616,706	844,371
Units redeemed and transferred	5,962,840	3,631	820,732	2,604,800	1,059,020

Units outstanding at December 31, 2003	20,167,744	4,540	2,557,744	7,305,624	3,067,660

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Transamerica Convertible Securities Subaccount(1)	Transamerica Equity Subaccount(1)	Transamerica Growth Opportunities Subaccount(1)	Transamerica Money Market Subaccount(1)	Van Kampen Emerging Growth Subaccount(1)
Units outstanding at January 1, 2002	—	—	—	—	—
Units purchased	—	844,322	—	3,583,589	286,243
Units redeemed and transferred	—	887,112	—	178,109	142,990

Units outstanding at December 31, 2002	—	1,731,434	—	3,761,698	429,233
Units purchased	173,554	811,107	82,349	2,894,613	251,545
Units redeemed and transferred	47,135	1,186,613	86,046	(2,279,359)	199,971

Units outstanding at December 31, 2003	220,689	3,729,154	168,395	4,376,952	880,749

	Transamerica U.S. Government Securities-Safe Fund Subaccount(1)	AIM V.I. Capital Appreciation Subaccount(1)	AIM V.I. Core Equity Subaccount(1)	AIM V.I. Premier Equity Subaccount(1)	AllianceBernstein Premier Growth Subaccount(1)
Units outstanding at January 1, 2002	—	—	—	—	—
Units purchased	—	225,169	189,611	408,144	93,175
Units redeemed and transferred	—	76,057	19,535	(170,569)	205,457

Units outstanding at December 31, 2002	—	301,226	209,146	237,575	298,632
Units purchased	9	163,356	63,125	34,520	54,923
Units redeemed and transferred	(9)	43,671	11,040	69,053	187,524

Units outstanding at December 31, 2003	—	508,253	283,311	341,148	541,079

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	AllianceBernstein Technology Subaccount(1)	Franklin Small Cap Subaccount(1)	Franklin Small Cap Value Securities Subaccount(1)	Mutual Shares Securities Subaccount(1)	Templeton Foreign Securities Subaccount(1)
Units outstanding at January 1, 2002	—	—	—	—	—
Units purchased	33,499	1,011,331	—	1,762,813	1,104,117
Units redeemed and transferred	22,160	632,456	—	1,150,491	422,807

Units outstanding at December 31, 2002	55,659	1,643,787	—	2,913,304	1,526,924
Units purchased	26,688	744,658	125,744	670,882	736,592
Units redeemed and transferred	153,189	836,532	42,198	1,405,621	727,434

Units outstanding at December 31, 2003	235,536	3,224,977	167,942	4,989,807	2,990,950

	Janus Aspen – Worldwide Growth Subaccount(1)	MFS Emerging Growth Subaccount(1)	MFS Research Subaccount(1)	MFS Total Return Subaccount(1)	MFS Utilities Subaccount(1)
Units outstanding at January 1, 2002	—	—	—	—	—
Units purchased	486,412	44,700	139,248	2,000,702	345,809
Units redeemed and transferred	113,159	109,277	235,370	2,281,886	201,721

Units outstanding at December 31, 2002	599,571	153,977	374,618	4,282,588	547,530
Units purchased	263,611	27,566	205,595	1,557,106	112,923
Units redeemed and transferred	379,041	41,504	110,810	2,571,778	(27,084)

Units outstanding at December 31, 2003	1,242,223	223,047	691,023	8,411,472	633,369

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Nations Asset Allocation Subaccount(1)	Nations High Yield Bond Subaccount(1)	Nations International Value Subaccount(1)	Nations Marsico Focused Equities Subaccount(1)	Nations Marsico Growth Subaccount(1)
Units outstanding at January 1, 2002	—	—	—	—	—
Units purchased	—	1,328,395	393,154	2,066,742	1,577,105
Units redeemed and transferred	—	1,149,678	227,565	1,598,419	695,313

Units outstanding at December 31, 2002	—	2,478,073	620,719	3,665,161	2,272,418
Units purchased	3,772	1,225,316	2,286	1,630,694	2,556,972
Units redeemed and transferred	(909)	1,269,954	(96,179)	2,905,251	2,086,363

Units outstanding at December 31, 2003	2,863	4,973,343	526,826	8,201,106	6,915,753

	Nations Marsico International Opportunities Subaccount(1)	Nations Marsico 21st Century Subaccount(1)	Nations MidCap Growth Subaccount(1)	Nations Small Company Subaccount(1)	Nations Value Subaccount(1)
Units outstanding at January 1, 2002	—	—	—	—	—
Units purchased	639,084	267,397	910,151	—	—
Units redeemed and transferred	535,391	49,440	354,333	—	—

Units outstanding at December 31, 2002	1,174,475	316,837	1,264,484	—	—
Units purchased	861,853	282,498	602,925	4,103	320,474
Units redeemed and transferred	1,339,316	394,100	776,819	(420)	45,600

Units outstanding at December 31, 2003	3,375,644	993,435	2,644,228	3,683	366,074

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

	Oppenheimer Capital Appreciation Subaccount(1)	Oppenheimer Main Street Subaccount(1)	Oppenheimer Strategic Bond Subaccount(1)	Putnam VT Growth and Income Subaccount(1)	Putnam VT Research Subaccount(1)
Units outstanding at January 1, 2002	—	—	—	—	—
Units purchased	457,300	746,148	967,604	290,937	42,019
Units redeemed and transferred	581,895	710,742	395,055	120,065	16,778

Units outstanding at December 31, 2002	1,039,195	1,456,890	1,362,659	411,002	58,797
Units purchased	222,454	862,522	307,449	214,172	303
Units redeemed and transferred	421,147	519,557	585,650	61,095	43,490

Units outstanding at December 31, 2003	1,682,796	2,838,969	2,255,758	686,269	102,590

	Fidelity VIP - Equity-Income Subaccount(1)	Fidelity VIP - Growth Subaccount(1)	Fidelity VIP - Growth Opportunities Subaccount(1)	Fidelity VIP - Index 500 Subaccount(1)	Fidelity VIP - Mid Cap Subaccount(1)
Units outstanding at January 1, 2002	—	—	—	—	—
Units purchased	839,923	469,840	54,381	—	1,080,208
Units redeemed and transferred	1,145,743	232,844	10,942	—	427,128

Units outstanding at December 31, 2002	1,985,666	702,684	65,323	—	1,507,336
Units purchased	1,278,754	504,198	12,904	23,888	739,915
Units redeemed and transferred	964,479	519,975	33,599	97,742	626,673

Units outstanding at December 31, 2003	4,228,899	1,726,857	111,826	121,630	2,873,924

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding (continued)

Fidelity VIP - Value Strategies Subaccount(1)
Units outstanding at January 1, 2002	—
Units purchased	—
Units redeemed and transferred	—

Units outstanding at December 31, 2002	—
Units purchased	34,615
Units redeemed and transferred	109,514

Units outstanding at December 31, 2003	144,129

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

The Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
Asset Allocation - Growth
	12/31/2003(5)	2,510,310	$1.25 to $1.03	$2,646,604	0.16%	1.05% to 2.00%	25.29% to 28.24%
	12/31/2002(1)	972,584	0.81 to 0.80	783,084	0.00	1.25 to 2.00	(19.38) to (19.78)
Asset Allocation - Conservative
	12/31/2003(5)	10,322,120	1.16 to 1.08	11,213,950	0.13	1.05 to 2.00	16.30 to 20.51
	12/31/2002(1)	2,885,806	0.90 to 0.89	2,587,957	0.00	1.25 to 2.00	(10.21) to (10.65)
Asset Allocation - Moderate
	12/31/2003(5)	26,360,608	1.18 to 1.06	28,217,858	0.11	1.05 to 2.00	18.48 to 22.42
	12/31/2002(1)	10,738,240	0.87 to 0.87	9,325,280	0.00	1.25 to 2.00	(13.06) to (13.49)
Asset Allocation - Moderate Growth
	12/31/2003(5)	20,826,327	1.21 to 1.04	22,004,893	0.15	1.05 to 2.00	21.03 to 24.68
	12/31/2002(1)	8,686,416	0.84 to 0.84	7,291,981	0.00	1.25 to 2.00	(15.93) to (16.34)
AEGON Bond
	12/31/2003(5)	7,221,868	1.01 to 1.09	7,921,429	5.12	1.05 to 2.00	1.24 to 2.24
	12/31/2002(1)	3,290,053	1.07 to 1.06	3,512,612	1.21	1.25 to 2.00	6.92 to 6.39
Capital Guardian Global
	12/31/2003(5)	469,033	1.32 to 1.36	639,796	0.22	1.05 to 2.00	31.69 to 34.91
	12/31/2002(1)	103,592	1.01 to 1.01	104,506	0.01	1.25 to 2.00	0.99 to 0.68
Capital Guardian U.S. Equity
	12/31/2003(5)	745,698	1.26 to 1.37	1,030,357	0.19	1.05 to 2.00	25.53 to 33.83
	12/31/2002(1)	379,033	1.03 to 1.03	389,374	0.01	1.25 to 2.00	2.84 to 2.52
Capital Guardian Value
	12/31/2003(5)	2,053,912	1.29 to 1.31	2,696,982	0.89	1.05 to 2.00	28.94 to 31.94
	12/31/2002(1)	871,010	0.99 to 0.99	863,369	0.52	1.25 to 2.00	(0.74) to (1.05)
Clarion Real Estate Securities
	12/31/2003(1)	25,109	1.27 to 1.27	31,900	1.51	1.05 to 2.00	27.32 to 26.53
Dreyfus Mid Cap
	12/31/2003(5)	3,042,837	1.26 to 1.03	3,160,703	0.13	1.05 to 2.00	26.15 to 28.84
	12/31/2002(1)	1,194,558	0.80 to 0.80	956,855	0.03	1.25 to 2.00	(19.77) to (20.16)

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
Dreyfus Small Cap Value
	12/31/2003	376,608	$1.18 to $1.16	$442,559	0.00%	1.25% to 2.00%	88.48% to 87.09%
	12/31/2002(1)	425,210	0.63 to 0.62	265,457	18.29	1.25 to 2.00	(37.50) to (37.81)
Federated Growth & Income
	12/31/2003(5)	4,747,338	1.20 to 1.15	5,517,059	4.62	1.05 to 2.00	19.55 to 24.36
	12/31/2002(1)	1,868,715	0.93 to 0.93	1,735,399	4.09	1.25 to 2.00	(6.99) to (7.45)
Janus Growth
	12/31/2003(5)	677,677	1.21 to 1.03	701,804	0.00	1.05 to 2.00	21.03 to 29.47
	12/31/2002(1)	388,273	0.80 to 0.79	308,752	0.00	1.25 to 2.00	(20.39) to (20.78)
Jennison Growth
	12/31/2003(5)	90,034	1.21 to 0.95	85,937	0.00	1.05 to 2.00	20.88 to 26.25
	12/31/2002(1)	23,323	0.75 to 0.75	17,577	0.00	1.25 to 2.00	(24.63) to (25.00)
MFS High Yield
	12/31/2003(5)	876,087	1.09 to 1.14	998,247	1.30	1.05 to 2.00	8.79 to 15.43
	12/31/2002(1)	306,889	0.99 to 0.99	303,478	2.20	1.25 to 2.00	(1.00) to (1.48)
PIMCO Total Return
	12/31/2003(5)	20,167,744	1.01 to 1.08	21,828,917	1.31	1.05 to 2.00	1.50 to 2.85
	12/31/2002(1)	7,631,541	1.05 to 1.05	8,023,696	0.00	1.25 to 2.00	5.32 to 4.80
Salomon All Cap
	12/31/2003(1)	4,540	1.28 to 1.27	5,816	0.60	1.05 to 2.00	28.26 to 27.46
Third Avenue Value
	12/31/2003(5)	2,557,744	1.35 to 1.09	2,815,831	0.49	1.05 to 2.00	34.89 to 34.57
	12/31/2002(1)	1,512,176	0.81 to 0.81	1,229,622	1.23	1.25 to 2.00	(18.55) to (18.95)
T. Rowe Price Equity Income
	12/31/2003(5)	7,305,624	1.22 to 1.03	7,606,771	0.79	1.05 to 2.00	22.24 to 23.13
	12/31/2002(1)	3,084,118	0.84 to 0.84	2,591,695	0.74	1.25 to 2.00	(15.86) to (16.28)
T. Rowe Price Small Cap
	12/31/2003(5)	3,067,660	1.34 to 1.02	3,158,550	0.00	1.05 to 2.00	33.88 to 37.65
	12/31/2002(1)	1,164,269	0.74 to 0.74	864,991	0.00	1.25 to 2.00	(25.58) to (25.94)
Transamerica Convertible Securities
	12/31/2003(1)	220,689	1.16 to 1.15	255,017	0.12	1.05 to 2.00	15.96 to 15.24
Transamerica Equity
	12/31/2003(5)	3,729,154	1.22 to 1.08	4,074,960	0.00	1.05 to 2.00	21.72 to 28.65
	12/31/2002(1)	1,731,434	0.84 to 0.84	1,458,038	0.00	1.25 to 2.00	(15.68) to (16.10)

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
Transamerica Growth Opportunities
	12/31/2003(1)	168,395	$1.26 to $1.25	$211,229	0.00%	1.05% to 2.00%	25.83 % to 25.05%
Transamerica Money Market
	12/31/2003(5)	4,376,952	1.00 to 0.98	4,344,497	0.81	1.05 to 2.00	(0.21) to (1.18)
	12/31/2002(1)	3,761,698	1.00 to 1.00	3,759,381	0.74	1.25 to 2.00	0.08 to (0.41)
Van Kampen Emerging Growth
	12/31/2003(5)	880,749	1.20 to 0.91	810,601	0.00	1.05 to 2.00	19.54 to 25.64
	12/31/2002(1)	429,233	0.72 to 0.72	310,409	0.05	1.25 to 2.00	(27.58) to (27.94)
Transamerica U.S. Government Securites-Safe Fund
	12/31/2003(1)	0	1.01 to 1.01	—	0.00	1.05 to 2.00	1.11 to 0.96
AIM V.I. Capital Appreciation
	12/31/2003(5)	508,253	1.23 to 1.00	513,709	0.00	1.05 to 2.00	22.88 to 26.65
	12/31/2002(1)	301,226	0.79 to 0.79	239,028	0.00	1.25 to 2.00	(20.57) to (20.96)
AIM V.I. Core Equity
	12/31/2003(5)	283,311	1.21 to 1.03	293,002	0.84	1.05 to 2.00	21.14 to 21.72
	12/31/2002(1)	209,146	0.85 to 0.84	176,685	0.96	1.25 to 2.00	(15.36) to (15.77)
AIM V.I. Premier Equity
	12/31/2003(5)	341,148	1.18 to 0.94	323,338	0.27	1.05 to 2.00	18.05 to 22.38
	12/31/2002(1)	237,575	0.77 to 0.77	182,960	0.43	1.25 to 2.00	(22.93) to (23.31)
AllianceBernstein Premier Growth
	12/31/2003(5)	541,079	1.15 to 0.94	514,761	0.00	1.05 to 2.00	15.31 to 20.95
	12/31/2002(1)	298,632	0.78 to 0.78	233,671	0.00	1.25 to 2.00	(21.63) to (22.02)
AllianceBernstein Technology
	12/31/2003(5)	235,536	1.32 to 0.95	224,569	0.00	1.05 to 2.00	32.19 to 40.97
	12/31/2002(1)	55,659	0.68 to 0.68	37,701	0.00	1.25 to 2.00	(32.16) to (32.50)
Franklin Small Cap
	12/31/2003(5)	3,224,977	1.32 to 1.02	3,331,620	0.00	1.05 to 2.00	32.03 to 34.56
	12/31/2002(1)	1,643,787	0.76 to 0.76	1,249,710	0.04	1.25 to 2.00	(23.78) to (24.23)
Franklin Small Cap Value Securities
	12/31/2003(1)	167,942	1.32 to 1.32	221,762	0.05	1.05 to 2.00	32.45 to 31.62
Mutual Shares Securities
	12/31/2003(5)	4,989,807	1.20 to 1.03	5,202,815	1.06	1.05 to 2.00	20.18 to 22.70
	12/31/2002(1)	2,913,304	0.85 to 0.84	2,460,069	0.13	1.25 to 2.00	(15.43) to (15.85)

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
Templeton Foreign Securities
	12/31/2003(5)	2,990,950	$1.32 to $1.01	$3,066,621	1.81%	1.05% to 2.00%	31.57% to 29.62%
	12/31/2002(1)	1,526,924	0.79 to 0.78	1,197,640	0.16	1.25 to 2.00	(21.44) to (21.83)
Janus Aspen – Worldwide Growth
	12/31/2003(5)	1,242,223	1.24 to 0.94	1,183,034	0.93	1.05 to 2.00	24.36 to 21.26
	12/31/2002(1)	599,571	0.78 to 0.78	468,197	0.78	1.25 to 2.00	(21.86) to (22.25)
MFS Emerging Growth
	12/31/2003(5)	223,047	1.20 to 0.95	213,428	0.00	1.05 to 2.00	19.84 to 27.39
	12/31/2002(1)	153,977	0.75 to 0.74	114,961	0.00	1.25 to 2.00	(25.23) to (25.60)
MFS Research
	12/31/2003(5)	691,023	1.19 to 0.95	665,537	0.40	1.05 to 2.00	18.67 to 21.93
	12/31/2002(1)	374,618	0.79 to 0.78	293,925	0.00	1.25 to 2.00	(21.39) to (21.78)
MFS Total Return
	12/31/2003(5)	8,411,472	1.13 to 1.04	8,816,996	1.60	1.05 to 2.00	12.76 to 13.73
	12/31/2002(1)	4,282,588	0.92 to 0.91	3,929,059	0.00	1.25 to 2.00	(8.10) to (8.56)
MFS Utilities
	12/31/2003(5)	633,369	1.23 to 1.11	708,093	2.13	1.05 to 2.00	23.22 to 32.92
	12/31/2002(1)	547,530	0.84 to 0.83	458,203	0.00	1.25 to 2.00	(16.21) to (16.63)
Nations Asset Allocation
	12/31/2003(1)	2,863	1.14 to 1.13	3,255	1.69	1.05 to 2.00	14.01 to 13.30
Nations High Yield Bond
	12/31/2003(5)	4,973,343	1.16 to 1.23	6,153,756	7.83	1.05 to 2.00	15.53 to 28.63
	12/31/2002(1)	2,478,073	0.96 to 0.96	2,377,948	19.16	1.25 to 2.00	(3.86) to (4.34)
Nations International Value
	12/31/2003	526,826	1.18 to 1.17	620,975	1.27	1.25 to 2.00	49.41 to 48.32
	12/31/2002(1)	620,719	0.79 to 0.79	490,878	2.37	1.25 to 2.00	(20.79) to (21.18)
Nations Marsico Focused Equities
	12/31/2003(5)	8,201,106	1.25 to 1.03	8,526,084	0.00	1.05 to 2.00	24.52 to 30.49
	12/31/2002(1)	3,665,161	0.79 to 0.79	2,898,061	0.00	1.25 to 2.00	(20.79) to (21.18)
Nations Marsico Growth
	12/31/2003(5)	6,915,753	1.24 to 1.00	7,046,879	0.00	1.05 to 2.00	23.96 to 28.03
	12/31/2002(1)	2,272,418	0.79 to 0.78	1,785,619	0.00	1.25 to 2.00	(21.28) to (21.67)
Nations Marsico International Opportunities
	12/31/2003(5)	3,375,644	1.34 to 1.17	4,022,118	0.02	1.05 to 2.00	34.27 to 37.50
	12/31/2002(1)	1,174,475	0.86 to 0.85	1,006,234	0.12	1.25 to 2.00	(14.20) to (14.62)

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
Nations Marsico 21st Century
	12/31/2003	(5)	993,435	$1.36 to $1.26	$1,263,415	0.00%	1.05% to 2.00%	35.71% to 45.95%
	12/31/2002	(1)	316,837	0.87 to 0.87	275,152	0.00	1.25 to 2.00	(13.02) to (13.44)
Nations MidCap Growth
	12/31/2003	(5)	2,644,228	1.23 to 0.91	2,450,528	0.00	1.05 to 2.00	23.26 to 24.97
	12/31/2002	(1)	1,264,484	0.74 to 0.73	928,363	0.00	1.25 to 2.00	(26.45) to (26.81)
Nations Small Company
	12/31/2003	(1)	3,683	1.34 to 1.33	4,913	0.00	1.05 to 2.00	33.65 to 32.82
Nations Value
	12/31/2003	(1)	366,074	1.26 to 1.25	458,699	3.20	1.05 to 2.00	25.72 to 24.94
Oppenheimer Capital Appreciation
	12/31/2003	(1)	1,682,796	1.23 to 1.00	1,703,715	0.32	1.05 to 2.00	23.43 to 28.13
	12/31/2002	(1)	1,039,195	0.79 to 0.78	816,011	0.00	1.25 to 2.00	(21.39) to (21.78)
Oppenheimer Main Street
	12/31/2003	(1)	2,838,969	1.21 to 0.99	2,847,390	0.81	1.05 to 2.00	21.27 to 23.96
	12/31/2002	(1)	1,456,890	0.81 to 0.80	1,172,341	0.00	1.25 to 2.00	(19.42) to (19.81)
Oppenheimer Strategic Bond
	12/31/2003	(1)	2,255,758	1.08 to 1.18	2,675,380	5.33	1.05 to 2.00	8.39 to 14.86
	12/31/2002	(1)	1,362,659	1.03 to 1.02	1,401,336	0.00	1.25 to 2.00	2.92 to 2.41
Putnam VT Growth and Income
	12/31/2003	(1)	686,269	1.23 to 1.01	702,128	1.85	1.05 to 2.00	23.39 to 24.89
	12/31/2002	(1)	411,002	0.82 to 0.81	334,698	0.00	1.25 to 2.00	(18.42) to (18.83)
Putnam VT Research
	12/31/2003	(1)	102,590	1.21 to 1.00	103,225	0.23	1.05 to 2.00	21.32 to 22.87
	12/31/2002	(1)	58,797	0.81 to 0.81	47,826	0.00	1.25 to 2.00	(18.61) to (19.01)
Fidelity VIP - Equity-Income
	12/31/2003	(1)	4,228,899	1.26 to 1.04	4,481,296	1.25	1.05 to 2.00	26.18 to 27.48
	12/31/2002	(1)	1,985,666	0.82 to 0.82	1,625,390	0.00	1.25 to 2.00	(18.04) to (18.44)
Fidelity VIP - Growth
	12/31/2003	(1)	1,726,857	1.25 to 0.96	1,681,159	0.08	1.05 to 2.00	24.87 to 29.94
	12/31/2002	(1)	702,684	0.75 to 0.74	523,246	0.00	1.25 to 2.00	(25.49) to (25.85)
Fidelity VIP - Growth Opportunities
	12/31/2003	(1)	111,826	1.21 to 1.03	116,696	0.36	1.05 to 2.00	21.34 to 26.87
	12/31/2002	(1)	65,323	0.82 to 0.81	53,381	0.00	1.25 to 2.00	(18.19) to (18.59)

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
Fidelity VIP - Index 500
	12/31/2003	(1)	121,630	$1.22 to $1.21	$147,332	0.00%	1.05% to 2.00%	21.54% to 20.78%
Fidelity VIP - Mid Cap
	12/31/2003	(1)	2,873,924	1.40 to 1.16	3,364,028	0.20	1.05 to 2.00	39.69 to 35.54
	12/31/2002	(1)	1,507,336	0.86 to 0.85	1,291,915	0.00	1.25 to 2.00	(14.16) to (14.58)
Fidelity VIP - Value Strategies
	12/31/2003	(1)	144,129	1.48 to 1.47	212,615	0.00	1.05 to 2.00	48.25 to 47.33

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratio(s) for periods of less than one year have been annualized.

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.05%	May 1, 2003

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2003 Total Return Range
Asset Allocation - Growth	24.67% to 29.18%
Asset Allocation - Conservative	15.73% to 21.40%
Asset Allocation - Moderate	17.90% to 23.33%
Asset Allocation - Moderate Growth	20.43% to 25.60%
AEGON Bond	0.74% to 2.99%
Capital Guardian Global	31.04% to 35.91%
Capital Guardian U.S. Equity	24.91% to 34.82%
Capital Guardian Value	28.30% to 32.92%
Dreyfus Mid Cap	25.53% to 29.80%
Federated Growth & Income	18.96% to 25.28%
Janus Growth	20.43% to 30.43%
Jennison Growth	20.28% to 27.18%
MFS High Yield	8.25% to 16.29%
PIMCO Total Return	1.00% to 3.61%
Third Avenue Value	34.23% to 35.57%
T. Rowe Price Equity Income	21.64% to 24.04%
T. Rowe Price Small Cap	33.22% to 38.67%
Transamerica Equity	21.12% to 29.60%
Van Kampen Emerging Growth	18.95% to 26.57%
AIM V.I. Capital Appreciation	22.28% to 27.59%
AIM V.I. Core Equity	20.55% to 22.62%
AIM V.I. Premier Equity	17.47% to 23.29%
AllianceBernstein Premier Growth	14.74% to 21.84%
AllianceBernstein Technology	31.54% to 42.02%

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Separate Account VA K

Notes to Financial Statements

December 31, 2003

4. Financial Highlights (continued)

Subaccount	2003 Total Return Range
Franklin Small Cap	31.38% to 35.55%
Mutual Shares Securities	19.59% to 23.60%
MFS Emerging Growth	19.25% to 28.33%
MFS Research	18.08% to 22.83%
MFS Total Return	12.21% to 14.57%
MFS Utilities	22.61% to 33.90%
Nations High Yield Bond	14.96% to 29.58%
Nations Marsico Growth	23.35% to 28.98%
Nations Marsico Focused Equities	23.91% to 31.46%
Nations Marsico International Opportunities	33.61% to 38.52%
Nations Marsico 21st Century	35.04% to 47.03%
Nations MidCap Growth	22.66% to 25.90%
Oppenheimer Capital Appreciation	22.83% to 29.08%
Oppenheimer Main Street	20.68% to 24.88%
Oppenheimer Strategic Bond	7.85% to 15.71%
Putnam VT Growth and Income	22.78% to 25.81%
Putnam VT Research	20.73% to 23.78%
Fidelity VIP - Equity-Income	25.56% to 28.42%
Fidelity VIP - Growth	24.26% to 30.91%
Fidelity VIP - Growth Opportunities	20.74% to 27.81%

Retirement Income Builder-BAI Variable Annuity

(Formerly Retirement Income Builder III Variable Annuity)

Notes to Financial Statements

December 31, 2003

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. Prior to May 1, 2003, the daily charges assessed were based on the net asset value of the account and ranges from 1.10% to 1.85%, depending on death benefit selected. Effective May 1, 2003, the daily charges assessed were based on the net asset value of the account and ranges from .90% to 1.85%, depending on death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

An administrative charge of .15% annually is deducted from the client values of the subaccounts of the Mutual Fund Account. This charge is assessed daily along with an annual policy fee of the lesser of 2% of the policy value or $30 per contract. The annual policy fee is deducted proportionately from the subaccounts’ accumulated values. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:

(1)	(a)		Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 5.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 6.

	(a)	(1)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 16.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 5.

(4)	(a)		Form of Policy. Note 18.

	(b)		Form of Policy Rider (Managed Annuity Program). Note 1.

	(c)		Form of Policy Rider (Beneficiary Earnings Enhancement). Note 2.

	(d)		Form of Policy Rider (Beneficiary Earnings Enhancement—Extra). Note 18.

	(e)		Form of Policy Endorsement (Initial Payment Guarantee). Note 3.

	(f)		Form of Policy Rider (Liquidity Rider). Note 18.

	(g)		Form of Policy Rider (MAP II). Note 19.

(5)	(a)		Form of Application. Note 17.

	(b)		Form of Application. Note 21

(6)	(a)		Articles of Incorporation of Transamerica Life Insurance Company. Note 4.

	(b)		ByLaws of Transamerica Life Insurance Company. Note 4.

(7)			Not Applicable.

(8)	(a)		Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 6.

	(a)	(1)

Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 4.

	(a)	(2)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 3.

(a)	(3)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 22.

(b)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation. Note 7.

(b)	(1)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 22.

(c)		Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 8.

(c)	(1)	Amendment No. 1 to Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 9.

(c)	(2)	Amendment No. 3 to Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 22.

(d)		Revised Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and PFL Life Insurance Company. Note 2.

(d)	(1)

Form of Amendment No. 2 to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Transamerica Life Insurance Company. Note 16.

(e)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 8.

(e)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 10.

(e)	(2)	Amendment No. 3 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22.

(f)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 11.

(f)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 12.

(f)	(2)	Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 22.

(g)		Participation Agreement between Nations Separate Account Trust, Transamerica Life Insurance Company, Stephens Inc., and AFSG Securities Corporation. Note 9.

(g)	(1)	Amendment No. 1 to Participation Agreement between Nations Separate Account Trust, Transamerica Life Insurance Company, Stephens Inc., and AFSG Securities Corporation. Note 22.

(h)		Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company. Note 11.

(h)	(1)	Amendment No. 6 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company. Note 16.

	(h)	(2)	Amendment No. 7 to Participation Agreement among

			Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company. Note 22.

	(i)		Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and PFL Life Insurance Company. Note 7.

	(i)	(1)	Amendment to Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and PFL Life Insurance Company. Note 22.

	(j)		Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 13.

	(j)	(1)	Amendment No. 4 to Participation Agreement (VIP I). Note 14.

	(j)	(2)	Amendment No. 6 to Participation Agreement (VIP I). Note 22.

	(k)		Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 15.

	(k)	(1)	Amendment No. 2 to Participation Agreement (VIP III). Note 14.

	(k)	(2)	Amendment No. 4 to Participation Agreement (VIP III). Note 22.

(9)			Opinion and Consent of Counsel. Note 22.

(10)	(a)		Consent of Independent Auditors. Note 22.

	(b)		Opinion and Consent of Actuary. Note 22.

(11)			Not applicable.

(12)			Not applicable.

(13)	Performance Data Calculations. Note 22.

(14)	Powers of Attorney. (P.S. Baird, C.D. Vermie, L.N. Norman, B. Herbert, Jr., D.C. Kolsrud, R.J. Kontz, B.K. Clancy) Note 5. (C.H. Garrett, A.C. Schneider) Note 17.

Note 1.	Incorporated herein by reference to Post-Effective Amendment No. 26 to form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 10 to form N-4 Registration Statement (File No. 333-07509) on April 30, 2001.
Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 25 to form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 4.	Incorporated herein by reference to initial filing of form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.
Note 5.	Incorporated herein by reference to initial filing of Form N-4 Registration Statement (File No. 333-76230) on January 18, 2002.
Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) on January 18, 2002.
Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.
Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 13.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.
Note 14.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.
Note 16.	Filed with Pre-effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-76230) on May 20, 2002.
Note 17.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 333-76230) on July 8, 2002.
Note 18.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-87792) on July 15, 2002.
Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 20.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-76235) on December 30, 2002.
Note 21.	Filed with Post-Effective No. 3 to Form N-4 Registration Statement (File No. 333-76230) on April 30, 2003.
Note 22.	Filed herewith

Item 25.    Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chairman of the Board and President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President, Secretary and General Counsel

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President, Treasurer and Chief Financial Officer

Christopher H. Garrett 4333 Edgewood Road, N.E. Cedar Rapids, IA. 52499-0001	Director

Arthur C. Schneider 4333 Edgewood Road N.E. Cedar Rapids, IA. 52499-0001	Director, Vice President and CFO-Financial Partners Chief Tax Officer

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
1488207 Ontario Limited	Canada	100% 1490991 Ontario Limited	Financial services, marketing and distribution
1490991 Ontario Limited	Canada	100% AEGON Canada, Inc.	Holding company
Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Investment counsel and portfolio manager
AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealer
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund issuer
AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.90% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding company
AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Co.	Shareholder services
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
ALH Properties Eight LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Five LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Four LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Fourteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Nine LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Seven LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Ten LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Thirteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Three LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Two LLC	Delaware	100% RCC North America LLC	Real estate
Almond Partners, LLC	Delaware	100% Peoples Benefit Life Insurance Company	Real estate
Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner—AUSA Holding Co. (1%); Limited Partner—First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock—First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Bankers Mortgage Company of CA	California	100% TRS	Investment management
Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
BF Equity LLC	New York	100% RCC North America LLC	Real estate
Brunswick Acceptance Company, LLC	Delaware	51% Transamerica Ventures, LLC	Provides commercial financing services to Brunswick Corporation customers
BWAC Credit Corporation	Delaware	100% TCFCII	Inactive
BWAC International Corporation	Delaware	100% TCFCII	Retail appliance and furniture stores
BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company
BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company
BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Cantrex Group Inc.	Quebec	100% Transamerica Acquisition Corporation Canada	Buying group and retail merchant services
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Consumer Membership Services, Inc.	Marketing of credit card protection membership services in Canada
Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection
Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Inactive
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurange agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Direct Capital Equity Investments, Inc.	Delaware	100% M Credit, Inc.	Small business loans
Direct Capital Partners LLC	Delaware	33.33% M Credit, Inc.	Investment banking
Direct Capital Partners LP	Delaware	25% Direct Capital Partners LLC (General Partner); 75% Direct Capital Equity Investments, Inc. (Limited Partnership)	Investment banking
Distribution Support Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Holding company
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.		100% Diversified Investment Advisors, Inc.	Broker-Dealer
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Eighty-Six Yorkville, Inc.	Delaware	100% RCC North America LLC	Real estate
Emergent Business Capital Holdings, Inc.	Delaware	100% Transamerica Small Business Capital, Inc.	Small business capital and mezzanine financing company
FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
FGH Eastern Region LLC	Delaware	100% RCC North America LLC	Real estate
FGH Property Services, Inc.	Delaware	100% RCC North America LLC	Real estate
FGH Realty Credit LLC	Delaware	100% RCC North America LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 106 Fulton, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP 109th Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP Bala, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Broadway LLC	Delaware	100% RCC North America LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Centereach, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Colonial Plaza, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Coram, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Emerson, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Franklin LLC.	Delaware	100% RCC North America LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Islandia, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Keene LLC	Delaware	100% RCC North America LLC	Real estate
FGP Lincoln, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Main Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Merrick, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Northern Blvd., Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Remsen, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Rockbeach, Inc	Delaware	100% RCC North America LLC	Real estate
FGP Schenectady, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Stamford, Inc.	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGP West 14th Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP West Street Two LLC	Delaware	100% RCC North America LLC	Real estate
Fifth FGP LLC	Delaware	100% RCC North America LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company
First FGP LLC	Delaware	100% RCC North America LLC	Real estate
Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
Fourth FGP LLC	Delaware	100% RCC North America LLC	Real estate
Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	TPA license-holder
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service
Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing
Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing
Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Icon Partners, Limited	UK	100% Insurance Consultants, Inc.	Insurance intermediary
ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing
IDEX Mutual Funds	Massachusetts	100% InterSecurities, Inc.	Mutual fund
Inland Water Transportation LLC	Delaware	100% Direct Capital Partners LP	Finance barges
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company
Inventory Funding Trust	Delaware	100% Transamerica Commercial Finance Corporation	Delaware Business Trust
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance
M Credit, Inc.	Delaware	100% TCFCII	Commercial lending
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%	Insurance
Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
ODBH Ltd./Harley Davidson Acceptance	U.K.	33% BWAC Twenty-One, Inc.	Holding company
Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company
Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary
Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Credit insurance
Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC	Special purpose corporation
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Real Estate Alternatives Portfolio 1 LLC	Delaware	100% Transamerica Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 37.25% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25% TALIAC; 7.5% Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Second FGP LLC	Delaware	100% RCC North America LLC	Real estate
Seventh FGP LLC	Delaware	100% RCC North America LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance
SpaceWise Inc.	Germany	100% Transamerica Ocean Container Corp.	Intermodal leasing
Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
T Holdings, Inc.	Delaware	100% TCFCII	Holding company
TA Air IX, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air V, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air X, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XI, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XIX, Corp.	Delaware	100%TEFSC	Special purpose corporation
TA Air XV, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XVIII, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Heli I, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company
TA Marine I, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine II, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine III, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Marine IV, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine V, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine VI, Inc.	Delaware	100% TEFSC	Special purpose corporation
T 5/8A Steel I LLC	Delaware	100% TEFSC	Special purpose corporation
TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation
TBC III, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation
TBC IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBCC Funding I LLC	Delaware	100% TBCC Funding Trust I	Delaware Business Trust
TBCC Funding II LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust
TBCC Funding Trust I	Delaware	100% TCFCII	Delaware Business Trust
TBCC Funding Trust II	Delaware	100% TCFCII	Delaware Business Trust
TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Financial Advisors Inc.	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% Transamerica Commercial Finance Corporation	A depository for foreclosed real and personal property

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TDF Credit Insurance Services Limited	U.K.	100% Transamerica Commercial Finance Limited	Credit insurance brokerage
TDF de Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.; 1% Transamerica Corporate Services de Mexico S. de R.L. de C.V.	Service company for Whirlpool receivables
TFC Properties, Inc.	Delaware	100% TFC	Holding company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco
The RCC Group, Inc.	Delaware	100% RCC North America LLC	Real estate
The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency
Third FGP LLC	Delaware	100% RCC North America, LLC	Real estate
TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Tivoli Investment, LLC	Delaware	100% Transamerica Commercial Real Estate Finance, LLC	Investments
Trans Ocean Container Corp.	Delaware	100% Trans Ocean Ltd.	Intermodal leasing
Trans Ocean Leasing Deutschland GmbH	Germany	100% Trans Ocean Container Corp.	Intermodal leasing
Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company
Trans Ocean Management Corporation	California	100% Transamerica Ocean Container Corp.	Inactive
Trans Ocean Management S.A.	Switzerland	100% Transamerica Ocean Container Corp.	Intermodal leasing
Trans Ocean Regional Corporate Holdings	California	100% Transamerica Ocean Container Corp.	Holding company
Transamerica Accounts Holding Corporation	Delaware	100% Transamerica Distribution Finance Corporation	Holding company
Transamerica Acquisition Corporation, Canada	Canada	100% Transamerica Commercial Finance Corporation, Canada	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Alquiler de Trailers, S.L.	Spain	100% TLHI	Leasing
Transamerica Annuity Service Corp.	New Mexico	100% TSC	Performs services required for structured settlements
Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance
Transamerica Aviation LLC	Delaware	100% TEFSC	Special purpose corporation
Transamerica Aviation 041 Corp.	Delaware	100% TEFSC	Special purpose corporation
Transamerica Aviation 400 Corp.	Delaware	100% TEFSC	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Business Capital Corporation	Delaware	100% TCFCII	Commercial lending
Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Catalyst Financial Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Owns & operates electronic/internet enabled system
Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds
Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company
Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant
Transamerica Commercial Finance Corporation	Delaware	100% TIFC	Finance company
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Commercial Finance Corporation, II (“TCFCII”)	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
Transamerica Commercial Finance Corporation,Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance
Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company
Transamerica Commercial Finance Limited	U.K.	100% Transamerica Commercial Holdings Limited	Commercial lending
Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company
Transamerica Commercial Real Estate Finance LLC	Illinois	100% T Holdings, Inc.	Bridge/mezzanine finance
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% Transamerica Commercial Finance Corporation, I	Consumer finance holding company
Transamerica Consumer Mortgage Receivables Corporation	Delaware	100% Transamerica Consumer Finance Holding Company	Securitization company
Transamerica Corporate Services De Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.; 1% TDF de Mexico S. de R.L. de C.V.	Holds employees
Transamerica Corporation	Delaware	100% Transamerica Holding B.V.	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only—Inactive
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Commercial Finance
Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCII	Holding company
Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	100% Transamerica Commercial Finance Corporation	Holding company in Mexican subsidiaries
Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% Transamerica Commercial Finance Corporation; 1% Transamerica Investory Finance Corp.	Finance company
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% Transamerica Commercial Finance Corporation	Finance company
Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant
Transamerica Equipment Financial Services Corporation (“TEFSC”)	Delaware	100% TCFCII	Investment in Various equipment leases and loans
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer
Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services
Transamerica Financial Life Insurance Company	New York	87.40% First AUSA Life Insurance Company; 12.60% TOLIC	Insurance
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Transamerica GmbH, Inc.	Commercial lending in Europe
Transamerica Funding LP	U.K.	98% Transamerica Trailer Holdings I, Inc.; 1% Transamerica Distribution Services, Inc.; 1% ICS Terminals (UK) Limited	Intermodal leasing
Transamerica GmbH	Germany	90% Transamerica GmbH, Inc.; 10% BWAC Twenty-One, Inc.	Commercial lending in Germany
Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company
Transamerica Home Loan	California	100% TFC	Consumer mortgages
Transamerica Income Shares, Inc.	Maryland	100% TOLIC	Mutual fund
Transamerica Index Funds, Inc.	Maryland	100% AEGON/Transamerica Fund Advsiors, Inc.	Mutual fund
Transamerica Insurance Finance Corporation	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing
Transamerica Insurance Finance Corporation, California	California	100% Transamerica Insurance Finance Corporation	Insurance premium
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services
Transamerica International Holdings, Inc.	Delaware	100% Transamerica Corp.	Investments
Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance
Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% Transamerica Distribution Finance Corporation	Holding company
Transamerica Investment Management, LLC	Delaware	100% Transamerica Investment Services, Inc.	Investment adviser
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser
Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor
Transamerica Joint Ventures, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Holding company
Transamerica Leasing (HK) Ltd.	Hong Kong	100% TLHI	Leasing
Transamerica Leasing Coordination Center	Belgium	100% TLHI	Leasing
Transamerica Leasing DO Brasil LTDA.	Brazil	100% Transamerica Leasing, Inc	Container Leasing
Transamerica Leasing GmbH	Germany	100% TLHI	Leasing
Transamerica Leasing Holdings, Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company
Transamerica Leasing Inc.	Delaware	100% Transamerica Leasing Holding Co.	Leases & Services intermodal equipment
Transamerica Leasing Limited	U.K.	100% TLHI	Leasing
Transamerica Leasing N.V.	Belguim	100% Intermodal Equipment Inc.	Leasing
Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing
Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing
Transamerica Life Canada	Canada	100% AEGON Canada Inc.	Life insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance
Transamerica Mezzanine Financing Inc.	Delaware	100% T Holdings, Inc.	Holding company
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Premier Funds	Maryland	100% Transamerica Investors, Inc.	Investments
Transamerica Products I, Inc.	California	100% TPI	Co-general partner
Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company
Transamerica Public Finance, LLC	Delaware	42% Transamerica Finance Corp.; 29% Transamerica Commercial Finance Corporation, I; 29% Transamerica Commercial Finance Corporation, II	Financial Services
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments
Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service
Transamerica Small Business Capital, Inc.	Delaware	100% M Credit, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Technology Finance Corporation	Delaware	100% Transamerica Commercial Finance Corporation, II	Commercial lending and leasing
Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing
Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing
Transamerica Trailer Leasing A/S	Denmark	100% TLHI	Leasing
Transamerica Trailer Leasing AB	Sweden	100% TLHI	Leasing
Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing
Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing
Transamerica Trailer Leasing Limited	N.Y.	100% Transamerica Commercial Holdings Limited	Leasing
Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% TLHI	Leasing
Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant
Transamerica Vendor Financial Services Corporation	Delaware	100% TDFC	Provides commercial leasing
Transamerica Vendor Management and Consulting LLC	Delaware	100% TREIC Joint Venture LLC	Consulting
Transamerica Ventures LLC	Delaware	100% Transamerica Joint Ventures, Inc.	Ownership and operation of a commercial finance business for Brunswick Corp. customers
TREIC Enterprises, Inc.	Delaware	100% TFC	Investments
TREIC Joint Venture LLC	Delaware	100% TREIC Enterprises, Inc.	Investments
TREIS Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor
Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Finance Limited	Inactive—commercial finance
World Financial Group Holding Company of Canada Inc.	Canada	100%TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Texas, Inc.	Texas	Record Shareholder—Daniel L. DeMarco	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.    Number of Contract Owners

As of December 31, 2003, there were 3,543 Contract owners.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

AFSG Securities Corporation

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:

Larry N. Norman Director and President	Thomas R. Moriarty Vice President

Frank A. Camp Secretary	Teresa L. Stolba Assistant Compliance Officer

Lisa Wachendorf Director, Vice President and Chief Compliance Officer	William G. Cummings Treasurer, Controller, Vice President

Anne Spaes Director and Vice President	Priscilla Hechler Assistant Vice President

Emily Bates Assistant Treasurer	Darin D. Smith Vice President and Assistant Secretary

Clifton Flenniken Assistant Treasurer

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation, the broker/dealer, received 6,979,470.97 and $11,006,338.01 from the Registrant for the year ended December 31, 2003 and December 31, 2002, respectively, for its services in distributing the policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.    Management Services

All management Contracts are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a)-(d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 29th day of April, 2004.

SEPARATE ACCOUNT VA K

TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*

Larry N. Norman President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date
*	Director	, 2004
Christopher H. Garrett

/s/ Craig D. Vermie	Director	April 29, 2004
Craig D. Vermie

*	Director (Principal Executive Officer)	, 2004
Larry N. Norman

*	Director	, 2004
Arthur C. Schneider

*	Vice President and Corporate Controller	, 2004
Robert J. Kontz

*	Director, Vice President, Treasurer and Chief Financial Officer	, 2004
Brenda K. Clancy

*By Craig D. Vermie, Attorney-in-Fact

Registration No. 333-76230

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

RETIREMENT INCOME BUILDER—BAI

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(8)(a)(3)	Amendment No. 20 to Participation Agreement
(8)(b)(1)	Amendment No. 7 to Participation Agreement (AIM)
(8)(c)(2)	Amendment No. 3 to Participation Agreement (Alliance)
(8)(e)(2)	Amendment No. 3 to Participation Agreement (Janus)
(8)(f)(2)	Amendment to Participation Agreement (MFS)
(8)(g)(1)	Amendment No. 1 to Participation Agreement (Nations)
(8)(h)(2)	Amendment No. 7 to Participation Agreement (Oppenheimer)
(8)(i)(1)	Amendment to Participation Agreement (Putnam)
(8)(j)(2)	Amendment No. 6 to Participation Agreement (VIP I)
(8)(k)(2)	Amendment No. 4 to Participation Agreement (VIP III)
(9)	Opinion and Consent of Counsel
(10)(a)	Consent of Independent Auditors
(10)(b)	Opinion and Consent of Actuary
(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.